UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders

Strategic Advisers® Multi-Manager Target Date Funds (to be renamed Fidelity® Multi-Manager Target Date Funds) - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060
Class L & Class N

Annual Report

March 31, 2016

Contents

Management's Discussion of Fund Performance
Strategic Advisers® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Strategic Advisers® Multi-Manager Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(0.57)%	2.70%
Class N	(0.90)%	2.50%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager Income Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager Income Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$10,914	Strategic Advisers® Multi-Manager Income Fund - Class L
$10,782	Barclays® U.S. Aggregate Bond Index

Strategic Advisers® Multi-Manager 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(1.39)%	3.68%
Class N	(1.64)%	3.49%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2005 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2005 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2005 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$11,259	Strategic Advisers® Multi-Manager 2005 Fund - Class L
$10,782	Barclays® U.S. Aggregate Bond Index

Strategic Advisers® Multi-Manager 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(1.86)%	4.51%
Class N	(2.11)%	4.32%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2010 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2010 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2010 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$11,558	Strategic Advisers® Multi-Manager 2010 Fund - Class L
$10,782	Barclays® U.S. Aggregate Bond Index

Strategic Advisers® Multi-Manager 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(2.24)%	4.71%
Class N	(2.57)%	4.52%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2015 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2015 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2015 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$11,631	Strategic Advisers® Multi-Manager 2015 Fund - Class L
$10,782	Barclays® U.S. Aggregate Bond Index

Strategic Advisers® Multi-Manager 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(2.58)%	5.03%
Class N	(2.82)%	4.84%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2020 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2020 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2020 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$11,747	Strategic Advisers® Multi-Manager 2020 Fund - Class L
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(3.05)%	5.94%
Class N	(3.31)%	5.75%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2025 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2025 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2025 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,084	Strategic Advisers® Multi-Manager 2025 Fund - Class L
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(3.90)%	6.09%
Class N	(4.12)%	5.90%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2030 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2030 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2030 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,141	Strategic Advisers® Multi-Manager 2030 Fund - Class L
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(4.36)%	6.67%
Class N	(4.65)%	6.46%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2035 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2035 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2035 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,360	Strategic Advisers® Multi-Manager 2035 Fund - Class L
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(4.36)%	6.74%
Class N	(4.60)%	6.55%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2040 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2040 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2040 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,387	Strategic Advisers® Multi-Manager 2040 Fund - Class L
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(4.33)%	6.91%
Class N	(4.65)%	6.72%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2045 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2045 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2045 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,450	Strategic Advisers® Multi-Manager 2045 Fund - Class L
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(4.39)%	6.95%
Class N	(4.62)%	6.76%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2050 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2050 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2050 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,466	Strategic Advisers® Multi-Manager 2050 Fund - Class L
$15,285	S&P 500® Index

Fidelity® Multi-Manager 2055 Fund

Strategic Advisers® Multi-Manager 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(4.39)%	7.15%
Class N	(4.57)%	6.98%

 A From December 20, 2012

 The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013 are those of Strategic Advisers® Multi-Manager 2055 Fund, the original class of the fund.

 Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers® Multi-Manager 2055 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2055 Fund - Class L on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class L.

Period Ending Values
$12,543	Strategic Advisers® Multi-Manager 2055 Fund - Class L
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class L	(4.38)%	0.32%
Class N	(4.57)%	0.07%

 A From August 5, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2060 Fund - Class L on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,052	Strategic Advisers Multi-Manager 2060 Fund - Class L
$11,115	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Around the globe, equities declined for the 12 months ending March 31, 2016. The Dow Jones U.S. Total Stock Market Index℠, a broad measure of U.S. equity performance, returned -0.43%. With no particular regional bias, the non-U.S. major-markets MSCI World ex USA Index fell further, returning -8.44%. And despite a robust, late-period rally, the MSCI Emerging Markets Index delivered a return of -11.70%.

Stocks took a late-summer dive on fear of an economic slowdown in China, recovering in October after the U.S. Federal Reserve delayed raising target interest rates until mid-December. A rate cut in China and stimulus in Europe also helped. Nevertheless, persistent commodity weakness and U.S.-dollar strength pushed many markets to their worst January in years. A volatile February saw central banks in Europe, Japan and China take aggressive action aimed at reigniting their economies; the Fed added fuel by softening its schedule for future rate hikes.

Large-cap stocks handily outpaced small-caps in the U.S.; overseas, rankings reversed. Globally, growth bested value-oriented stocks. Volatility helped traditionally defensive sectors outperform cyclicals, while falling bond yields only strengthened demand within these same dividend-rich corners of the market - telecommunication services, utilities and consumer staples, in particular. Conversely, commodity-related sectors such as energy and materials declined substantially, despite an impressive turnaround near period end.

Fixed-income investors shunned riskier debt for much of the year. The Barclays® U.S. Aggregate Bond Index rose 1.96%, led by Treasury and agency mortgage-backed securities; investment-grade corporate credit lagged. Emerging-markets debt and real estate income-oriented securities each had solid runs, ranking among the top-performing asset classes for the year. Meanwhile, high-yield bonds, as measured by The BofA Merrill Lynch US High Yield Constrained Index℠, returned -3.96%. A spirited, late-period comeback could not overcome earlier spread-widening.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2016, the share classes of each Fund posted a negative return. Results moved along a spectrum, with nearer-term, more conservative Funds posting modest negatives and longer-dated, more aggressive Funds posting somewhat larger negatives. On a relative basis, each Fund lagged its respective Composite benchmark. (For specific Fund results, please refer to the performance section of this report.) Overall, allocation decisions detracted from Composite-relative results, largely due to underweighting investment-grade debt. Allocations to portfolio diversifiers, such as the commodity and high-yield debt segments, also detracted; however, we believe such exposures remain important. Commodities may help protect against inflation, and Fund exposure to high-yield debt is an expression of value we see relative to investment-grade bonds. Selection effects also detracted, as the market proved challenging for a subset of underlying equity managers, particularly among U.S. large-cap growth investments. In the non-U.S. equity asset class, allocation decisions contributed to relative results overall; selection effects were mixed. At period end, our positions align with a view that the U.S. economy is experiencing signs of late cycle. We believe the environment remains favorable to risk assets and supports the Funds’ modest overweightings in equities and corporate credit, underweightings in core fixed income. We recently increased Fund exposure to emerging-markets equities, Treasury Inflation-Protected Securities and commodities, while reducing exposure to nominal bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On April 1, 2016, Fidelity® Commodity Strategy Central Fund shifted from an index-tracking to an enhanced-index approach, providing the Funds greater investment flexibility in managing commodity exposure.

Strategic Advisers® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	0.7
Strategic Advisers Core Multi-Manager Fund Class F	5.2	5.6
Strategic Advisers Growth Multi-Manager Fund Class F	4.3	4.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.6	2.8
Strategic Advisers Value Multi-Manager Fund Class F	5.2	5.6
	18.5	19.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.5	3.3
Strategic Advisers International Multi-Manager Fund Class F	4.5	4.1
	9.0	7.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.8	3.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	38.9	41.0
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	47.0	49.0
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	16.5	0.0
Fidelity Series Short-Term Credit Fund Class F	9.0	7.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	17.0
	25.5	24.3
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.5%
International Equity Funds	9.0%
Bond Funds	47.0%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	19.3%
International Equity Funds	7.4%
Bond Funds	49.0%
Short-Term Funds	24.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager Income Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,595	$12,821
Strategic Advisers Core Multi-Manager Fund Class F (b)	4,514	53,445
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,436	44,598
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,720	26,768
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,023	53,390
TOTAL DOMESTIC EQUITY FUNDS
(Cost $206,647)		191,022

International Equity Funds - 9.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,430	45,826
Strategic Advisers International Multi-Manager Fund Class F (b)	4,274	46,760
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $99,245)		92,586

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	685	6,498
Fidelity Series Floating Rate High Income Fund Class F (b)	287	2,578
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,961	39,172
Fidelity Series Real Estate Income Fund Class F (b)	456	4,962
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	40,625	400,970
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,363	31,145
TOTAL BOND FUNDS
(Cost $488,007)		485,325

Short-Term Funds - 25.5%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	170,557	170,557
Fidelity Series Short-Term Credit Fund Class F (b)	9,252	92,426
TOTAL SHORT-TERM FUNDS
(Cost $262,919)		262,983
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,056,818)		1,031,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60)
NET ASSETS - 100%		$1,031,856

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$171,648	$1,092	$37	$170,557
Fidelity Institutional Money Market Portfolio Class F 0.39%	156,406	83,354	239,759	355	-
Fidelity Series Commodity Strategy Fund Class F	9,834	7,799	3,052	-	12,821
Fidelity Series Emerging Markets Debt Fund Class F	6,076	1,890	1,258	426	6,498
Fidelity Series Floating Rate High Income Fund Class F	5,691	609	3,473	167	2,578
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,687	7,605	8,569	81	39,172
Fidelity Series Real Estate Income Fund Class F	5,486	854	1,151	271	4,962
Fidelity Series Short-Term Credit Fund Class F	117,519	42,033	66,952	1,097	92,426
Strategic Advisers Core Income Multi-Manager Fund Class F	468,643	58,798	117,196	12,146	400,970
Strategic Advisers Core Multi-Manager Fund Class F	61,298	18,498	20,987	539	53,445
Strategic Advisers Emerging Markets Fund of Funds Class F	29,047	30,923	8,847	610	45,826
Strategic Advisers Growth Multi-Manager Fund Class F	50,991	14,307	17,313	253	44,598
Strategic Advisers Income Opportunities Fund of Funds Class F	38,623	6,008	9,274	2,023	31,145
Strategic Advisers International Multi-Manager Fund Class F	51,072	21,146	21,087	599	46,760
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	30,902	10,926	9,853	-	26,768
Strategic Advisers Value Multi-Manager Fund Class F	61,542	17,513	19,874	721	53,390
Total	$1,132,817	$493,911	$549,737	$19,325	$1,031,916

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,056,818) — See accompanying schedule		$1,031,916
Receivable for investments sold		14,467
Receivable for fund shares sold		1,771
Total assets		1,048,154
Liabilities
Payable for investments purchased	$16,237
Distribution and service plan fees payable	22
Other affiliated payables	39
Total liabilities		16,298
Net Assets		$1,031,856
Net Assets consist of:
Paid in capital		$1,070,619
Undistributed net investment income		881
Accumulated undistributed net realized gain (loss) on investments		(14,742)
Net unrealized appreciation (depreciation) on investments		(24,902)
Net Assets		$1,031,856
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($821,653 ÷ 82,874 shares)		$9.91
Class L:
Net Asset Value, offering price and redemption price per share ($105,407 ÷ 10,630 shares)		$9.92
Class N:
Net Asset Value, offering price and redemption price per share ($104,796 ÷ 10,574 shares)		$9.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$19,325
Expenses
Transfer agent fees	$550
Distribution and service plan fees	260
Independent trustees' compensation	5
Total expenses		815
Net investment income (loss)		18,510
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(19,163)
Capital gain distributions from underlying funds	13,741
Total net realized gain (loss)		(5,422)
Change in net unrealized appreciation (depreciation) on underlying funds		(25,916)
Net gain (loss)		(31,338)
Net increase (decrease) in net assets resulting from operations		$(12,828)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,510	$18,193
Net realized gain (loss)	(5,422)	28,823
Change in net unrealized appreciation (depreciation)	(25,916)	(8,319)
Net increase (decrease) in net assets resulting from operations	(12,828)	38,697
Distributions to shareholders from net investment income	(18,299)	(18,452)
Distributions to shareholders from net realized gain	(21,320)	(18,460)
Total distributions	(39,619)	(36,912)
Share transactions - net increase (decrease)	(48,542)	225,410
Total increase (decrease) in net assets	(100,989)	227,195
Net Assets
Beginning of period	1,132,845	905,650
End of period (including undistributed net investment income of $881 and undistributed net investment income of $949, respectively)	$1,031,856	$1,132,845

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.18	.14	.04
Net realized and unrealized gain (loss)	(.24)	.22	.24	.13
Total from investment operations	(.07)	.40	.38	.17
Distributions from net investment income	(.16)	(.19)	(.12)	(.03)
Distributions from net realized gain	(.19)	(.18)	(.11)	–
Total distributions	(.35)	(.36)C	(.23)	(.03)
Net asset value, end of period	$9.91	$10.33	$10.29	$10.14
Total ReturnD,E	(.65)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%H
Expenses net of all reductions	.05%	.05%	.06%	.06%H
Net investment income (loss)	1.66%	1.77%	1.43%	1.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$822	$921	$702	$102
Portfolio turnover rate F	44%	23%	40%	0%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.17	.18	.05
Net realized and unrealized gain (loss)	(.23)	.22	.15
Total from investment operations	(.06)	.40	.20
Distributions from net investment income	(.16)	(.19)	(.04)
Distributions from net realized gain	(.19)	(.18)	(.06)
Total distributions	(.35)	(.36)C	(.10)
Net asset value, end of period	$9.92	$10.33	$10.29
Total ReturnD	(.57)%	3.97%	2.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.06%	.06%G
Expenses net of fee waivers, if any	.05%	.06%	.06%G
Expenses net of all reductions	.05%	.06%	.06%G
Net investment income (loss)	1.66%	1.77%	1.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$105	$106	$102
Portfolio turnover rate E	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.14	.16	.04
Net realized and unrealized gain (loss)	(.23)	.22	.16
Total from investment operations	(.09)	.38	.20
Distributions from net investment income	(.14)	(.16)	(.04)
Distributions from net realized gain	(.19)	(.18)	(.06)
Total distributions	(.33)	(.34)	(.10)
Net asset value, end of period	$9.91	$10.33	$10.29
Total ReturnC	(.90)%	3.71%	1.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%	.31%	.32%F
Expenses net of fee waivers, if any	.30%	.31%	.32%F
Expenses net of all reductions	.30%	.31%	.32%F
Net investment income (loss)	1.41%	1.52%	1.36%F
Supplemental Data
Net assets, end of period (000 omitted)	$105	$106	$102
Portfolio turnover rateD	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.7
Strategic Advisers Core Multi-Manager Fund Class F	7.8	8.4
Strategic Advisers Growth Multi-Manager Fund Class F	6.5	7.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.9	4.2
Strategic Advisers Value Multi-Manager Fund Class F	7.8	8.4
	27.3	28.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	4.3
Strategic Advisers International Multi-Manager Fund Class F	7.5	7.4
	13.0	11.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.3	3.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	34.5	36.3
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	42.2	43.9
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	11.4	0.0
Fidelity Series Short-Term Credit Fund Class F	6.1	4.7
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	11.0
	17.5	15.7
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.3%
International Equity Funds	13.0%
Bond Funds	42.2%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	28.7%
International Equity Funds	11.7%
Bond Funds	43.9%
Short-Term Funds	15.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2005 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 27.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	880	$4,349
Strategic Advisers Core Multi-Manager Fund Class F (b)	2,277	26,954
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,733	22,492
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,372	13,500
Strategic Advisers Value Multi-Manager Fund Class F (b)	2,029	26,926
TOTAL DOMESTIC EQUITY FUNDS
(Cost $100,202)		94,221

International Equity Funds - 13.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,253	19,015
Strategic Advisers International Multi-Manager Fund Class F (b)	2,364	25,864
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,267)		44,879

Bond Funds - 42.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	230	2,184
Fidelity Series Floating Rate High Income Fund Class F (b)	95	850
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,160	11,468
Fidelity Series Real Estate Income Fund Class F (b)	153	1,668
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	12,047	118,898
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,120	10,370
TOTAL BOND FUNDS
(Cost $146,560)		145,438

Short-Term Funds - 17.5%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	39,271	39,271
Fidelity Series Short-Term Credit Fund Class F (b)	2,107	21,047
TOTAL SHORT-TERM FUNDS
(Cost $60,305)		60,318
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $355,334)		344,856
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$344,820

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$39,276	$4	$8	$39,271
Fidelity Institutional Money Market Portfolio Class F 0.39%	28,335	27,324	55,659	75	-
Fidelity Series Commodity Strategy Fund Class F	2,677	2,937	688	-	4,349
Fidelity Series Emerging Markets Debt Fund Class F	2,044	782	585	140	2,184
Fidelity Series Floating Rate High Income Fund Class F	1,673	319	1,064	52	850
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,183	4,092	2,937	22	11,468
Fidelity Series Real Estate Income Fund Class F	1,620	558	443	86	1,668
Fidelity Series Short-Term Credit Fund Class F	21,364	13,552	13,837	228	21,047
Strategic Advisers Core Income Multi-Manager Fund Class F	121,790	39,963	40,504	3,422	118,898
Strategic Advisers Core Multi-Manager Fund Class F	28,235	13,274	11,900	275	26,954
Strategic Advisers Emerging Markets Fund of Funds Class F	12,746	12,198	3,737	252	19,015
Strategic Advisers Growth Multi-Manager Fund Class F	23,499	10,457	9,873	131	22,492
Strategic Advisers Income Opportunities Fund of Funds Class F	11,811	3,869	3,973	649	10,370
Strategic Advisers International Multi-Manager Fund Class F	26,468	13,197	11,450	356	25,864
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	14,257	7,246	5,576	-	13,500
Strategic Advisers Value Multi-Manager Fund Class F	28,345	12,278	10,919	368	26,926
Total	$335,047	$201,322	$173,149	$6,064	$344,856

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $355,334) — See accompanying schedule		$344,856
Receivable for investments sold		5,680
Total assets		350,536
Liabilities
Payable for investments purchased	$5,682
Distribution and service plan fees payable	22
Other affiliated payables	12
Total liabilities		5,716
Net Assets		$344,820
Net Assets consist of:
Paid in capital		$359,353
Undistributed net investment income		819
Accumulated undistributed net realized gain (loss) on investments		(4,874)
Net unrealized appreciation (depreciation) on investments		(10,478)
Net Assets		$344,820
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($133,309 ÷ 13,361 shares)		$9.98
Class L:
Net Asset Value, offering price and redemption price per share ($106,062 ÷ 10,639 shares)		$9.97
Class N:
Net Asset Value, offering price and redemption price per share ($105,449 ÷ 10,584 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$6,064
Expenses
Transfer agent fees	$281
Distribution and service plan fees	263
Independent trustees' compensation	1
Total expenses		545
Net investment income (loss)		5,519
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(7,530)
Capital gain distributions from underlying funds	6,832
Total net realized gain (loss)		(698)
Change in net unrealized appreciation (depreciation) on underlying funds		(10,838)
Net gain (loss)		(11,536)
Net increase (decrease) in net assets resulting from operations		$(6,017)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,519	$5,382
Net realized gain (loss)	(698)	15,183
Change in net unrealized appreciation (depreciation)	(10,838)	(5,527)
Net increase (decrease) in net assets resulting from operations	(6,017)	15,038
Distributions to shareholders from net investment income	(5,516)	(5,317)
Distributions to shareholders from net realized gain	(10,129)	(11,687)
Total distributions	(15,645)	(17,004)
Share transactions - net increase (decrease)	31,453	17,249
Total increase (decrease) in net assets	9,791	15,283
Net Assets
Beginning of period	335,029	319,746
End of period (including undistributed net investment income of $819 and undistributed net investment income of $894, respectively)	$344,820	$335,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.19	.14	.05
Net realized and unrealized gain (loss)	(.30)	.31	.49	.22
Total from investment operations	(.14)	.50	.63	.27
Distributions from net investment income	(.16)	(.19)	(.10)	–
Distributions from net realized gain	(.30)	(.39)	(.15)	–
Total distributions	(.46)	(.57)C	(.25)	–
Net asset value, end of period	$9.98	$10.58	$10.65	$10.27
Total ReturnD,E	(1.34)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.06%	.05%	.06%	.06%H
Expenses net of all reductions	.06%	.05%	.06%	.06%H
Net investment income (loss)	1.63%	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$133	$120	$115	$103
Portfolio turnover rateF	48%	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.16	.18	.06
Net realized and unrealized gain (loss)	(.30)	.32	.22
Total from investment operations	(.14)	.50	.28
Distributions from net investment income	(.16)	(.18)	(.06)
Distributions from net realized gain	(.30)	(.39)	(.09)
Total distributions	(.46)	(.57)	(.15)
Net asset value, end of period	$9.97	$10.57	$10.64
Total ReturnC,D	(1.39)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.10%	.07%G
Expenses net of fee waivers, if any	.09%	.10%	.07%G
Expenses net of all reductions	.09%	.10%	.07%G
Net investment income (loss)	1.59%	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$108	$103
Portfolio turnover rateE	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.14	.16	.05
Net realized and unrealized gain (loss)	(.31)	.31	.21
Total from investment operations	(.17)	.47	.26
Distributions from net investment income	(.13)	(.16)	(.06)
Distributions from net realized gain	(.30)	(.39)	(.09)
Total distributions	(.43)	(.54)C	(.14)D
Net asset value, end of period	$9.96	$10.56	$10.63
Total ReturnE,F	(1.64)%	4.53%	2.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.34%	.35%	.33%I
Expenses net of fee waivers, if any	.34%	.35%	.33%I
Expenses net of all reductions	.34%	.35%	.33%I
Net investment income (loss)	1.34%	1.46%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$107	$103
Portfolio turnover rateG	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	0.7
Strategic Advisers Core Multi-Manager Fund Class F	9.7	10.2
Strategic Advisers Growth Multi-Manager Fund Class F	8.1	8.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.8	5.1
Strategic Advisers Value Multi-Manager Fund Class F	9.7	10.3
	33.5	34.9
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.3	5.1
Strategic Advisers International Multi-Manager Fund Class F	9.6	9.5
	15.9	14.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.7	2.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	31.4	33.2
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	38.5	40.2
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	7.8	0.0
Fidelity Series Short-Term Credit Fund Class F	4.3	3.1
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	7.2
	12.1	10.3
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.5%
International Equity Funds	15.9%
Bond Funds	38.5%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	34.9%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2010 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,979	$9,775
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,398	75,753
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,870	63,213
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,856	37,941
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,703	75,674
TOTAL DOMESTIC EQUITY FUNDS
(Cost $285,314)		262,356

International Equity Funds - 15.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,877	49,602
Strategic Advisers International Multi-Manager Fund Class F (b)	6,865	75,106
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $135,950)		124,708

Bond Funds - 38.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	522	4,958
Fidelity Series Floating Rate High Income Fund Class F (b)	217	1,952
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,152	21,280
Fidelity Series Real Estate Income Fund Class F (b)	348	3,787
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	24,942	246,174
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,529	23,422
TOTAL BOND FUNDS
(Cost $304,875)		301,573

Short-Term Funds - 12.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	61,062	61,062
Fidelity Series Short-Term Credit Fund Class F (b)	3,323	33,200
TOTAL SHORT-TERM FUNDS
(Cost $94,233)		94,262
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $820,372)		782,899
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50)
NET ASSETS - 100%		$782,849

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$61,070	$7	$12	$61,062
Fidelity Institutional Money Market Portfolio Class F 0.39%	41,289	36,363	77,653	107	-
Fidelity Series Commodity Strategy Fund Class F	6,129	5,653	849	-	9,775
Fidelity Series Emerging Markets Debt Fund Class F	4,632	1,126	693	302	4,958
Fidelity Series Floating Rate High Income Fund Class F	3,829	467	2,179	114	1,952
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,496	5,402	2,913	40	21,280
Fidelity Series Real Estate Income Fund Class F	3,681	770	526	184	3,787
Fidelity Series Short-Term Credit Fund Class F	31,175	19,450	17,399	324	33,200
Strategic Advisers Core Income Multi-Manager Fund Class F	255,378	49,438	54,136	6,759	246,174
Strategic Advisers Core Multi-Manager Fund Class F	78,985	22,697	19,710	663	75,753
Strategic Advisers Emerging Markets Fund of Funds Class F	35,151	24,177	4,132	607	49,602
Strategic Advisers Growth Multi-Manager Fund Class F	65,753	18,209	16,802	312	63,213
Strategic Advisers Income Opportunities Fund of Funds Class F	26,605	5,270	5,666	1,395	23,422
Strategic Advisers International Multi-Manager Fund Class F	76,863	24,607	19,549	950	75,106
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	39,907	13,382	9,196	-	37,941
Strategic Advisers Value Multi-Manager Fund Class F	79,069	21,944	18,643	886	75,674
Total	$766,942	$310,025	$250,053	$12,655	$782,899

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $820,372) — See accompanying schedule		$782,899
Receivable for investments sold		11,982
Total assets		794,881
Liabilities
Payable for investments purchased	$11,984
Distribution and service plan fees payable	22
Other affiliated payables	26
Total liabilities		12,032
Net Assets		$782,849
Net Assets consist of:
Paid in capital		$820,105
Undistributed net investment income		1,494
Accumulated undistributed net realized gain (loss) on investments		(1,277)
Net unrealized appreciation (depreciation) on investments		(37,473)
Net Assets		$782,849
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($570,526 ÷ 56,243 shares)		$10.14
Class L:
Net Asset Value, offering price and redemption price per share ($106,471 ÷ 10,491 shares)		$10.15
Class N:
Net Asset Value, offering price and redemption price per share ($105,852 ÷ 10,437 shares)		$10.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$12,655
Expenses
Transfer agent fees	$385
Distribution and service plan fees	264
Independent trustees' compensation	3
Total expenses		652
Net investment income (loss)		12,003
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(8,025)
Capital gain distributions from underlying funds	16,359
Total net realized gain (loss)		8,334
Change in net unrealized appreciation (depreciation) on underlying funds		(35,995)
Net gain (loss)		(27,661)
Net increase (decrease) in net assets resulting from operations		$(15,658)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,003	$11,545
Net realized gain (loss)	8,334	39,218
Change in net unrealized appreciation (depreciation)	(35,995)	(14,337)
Net increase (decrease) in net assets resulting from operations	(15,658)	36,426
Distributions to shareholders from net investment income	(12,026)	(10,709)
Distributions to shareholders from net realized gain	(26,838)	(26,028)
Total distributions	(38,864)	(36,737)
Share transactions - net increase (decrease)	70,458	284,292
Total increase (decrease) in net assets	15,936	283,981
Net Assets
Beginning of period	766,913	482,932
End of period (including undistributed net investment income of $1,494 and undistributed net investment income of $1,940, respectively)	$782,849	$766,913

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.19	.15	.05
Net realized and unrealized gain (loss)	(.35)	.37	.67	.30
Total from investment operations	(.19)	.56	.82	.35
Distributions from net investment income	(.17)	(.17)	(.12)	–
Distributions from net realized gain	(.37)	(.40)	(.18)	–
Total distributions	(.54)	(.56)C	(.30)	–
Net asset value, end of period	$10.14	$10.87	$10.87	$10.35
Total ReturnD,E	(1.85)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.06%	.17%H
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%H
Expenses net of all reductions	.05%	.05%	.06%	.06%H
Net investment income (loss)	1.58%	1.73%	1.45%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$571	$550	$277	$104
Portfolio turnover rateF	32%	15%	24%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.16	.19	.07
Net realized and unrealized gain (loss)	(.35)	.38	.25
Total from investment operations	(.19)	.57	.32
Distributions from net investment income	(.16)	(.16)	(.07)
Distributions from net realized gain	(.37)	(.40)	(.11)
Total distributions	(.54)C	(.56)	(.18)
Net asset value, end of period	$10.15	$10.88	$10.87
Total ReturnD	(1.86)%	5.37%	2.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%	.07%	.07%G
Expenses net of fee waivers, if any	.06%	.07%	.07%G
Expenses net of all reductions	.06%	.07%	.07%G
Net investment income (loss)	1.56%	1.71%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$108	$103
Portfolio turnover rateE	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.371 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.14	.16	.06
Net realized and unrealized gain (loss)	(.36)	.37	.25
Total from investment operations	(.22)	.53	.31
Distributions from net investment income	(.14)	(.14)	(.07)
Distributions from net realized gain	(.37)	(.40)	(.11)
Total distributions	(.51)	(.53)C	(.17)D
Net asset value, end of period	$10.14	$10.87	$10.87
Total ReturnE	(2.11)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%	.32%	.32%H
Expenses net of fee waivers, if any	.31%	.32%	.32%H
Expenses net of all reductions	.31%	.32%	.32%H
Net investment income (loss)	1.31%	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$108	$103
Portfolio turnover rateF	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	11.5	12.0
Strategic Advisers Growth Multi-Manager Fund Class F	9.6	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.7	6.0
Strategic Advisers Value Multi-Manager Fund Class F	11.5	12.0
	39.6	40.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.9	5.6
Strategic Advisers International Multi-Manager Fund Class F	11.7	11.5
	18.6	17.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.9	1.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	28.5	30.3
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	34.7	36.5
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	4.6	0.0
Fidelity Series Short-Term Credit Fund Class F	2.5	1.7
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	3.9
	7.1	5.6
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.6%
International Equity Funds	18.6%
Bond Funds	34.7%
Short-Term Funds	7.1%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	17.1%
Bond Funds	36.5%
Short-Term Funds	5.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2015 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,369	$21,585
Strategic Advisers Core Multi-Manager Fund Class F (b)	16,640	197,019
Strategic Advisers Growth Multi-Manager Fund Class F (b)	12,666	164,402
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	10,028	98,673
Strategic Advisers Value Multi-Manager Fund Class F (b)	14,831	196,814
TOTAL DOMESTIC EQUITY FUNDS
(Cost $742,749)		678,493

International Equity Funds - 18.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	14,040	118,496
Strategic Advisers International Multi-Manager Fund Class F (b)	18,239	199,533
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $355,246)		318,029

Bond Funds - 34.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,150	10,915
Fidelity Series Floating Rate High Income Fund Class F (b)	475	4,267
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,305	32,684
Fidelity Series Real Estate Income Fund Class F (b)	767	8,341
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	49,437	487,943
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,507	50,996
TOTAL BOND FUNDS
(Cost $600,963)		595,146

Short-Term Funds - 7.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	79,055	79,055
Fidelity Series Short-Term Credit Fund Class F (b)	4,252	42,482
TOTAL SHORT-TERM FUNDS
(Cost $121,509)		121,537
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,820,467)		1,713,205
NET OTHER ASSETS (LIABILITIES) - 0.0%		(132)
NET ASSETS - 100%		$1,713,073

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$80,277	$1,222	$15	$79,055
Fidelity Institutional Money Market Portfolio Class F 0.39%	52,123	59,409	111,532	143	-
Fidelity Series Commodity Strategy Fund Class F	14,338	13,576	3,469	--	21,585
Fidelity Series Emerging Markets Debt Fund Class F	10,314	3,557	2,645	717	10,915
Fidelity Series Floating Rate High Income Fund Class F	9,014	1,367	5,702	274	4,267
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,131	11,117	8,015	64	32,684
Fidelity Series Real Estate Income Fund Class F	8,693	2,201	2,196	439	8,341
Fidelity Series Short-Term Credit Fund Class F	39,400	29,672	26,531	426	42,482
Strategic Advisers Core Income Multi-Manager Fund Class F	554,583	130,550	186,591	14,846	487,943
Strategic Advisers Core Multi-Manager Fund Class F	217,153	72,110	71,864	1,884	197,019
Strategic Advisers Emerging Markets Fund of Funds Class F	92,379	65,503	22,836	1,562	118,496
Strategic Advisers Growth Multi-Manager Fund Class F	180,792	56,019	59,711	912	164,402
Strategic Advisers Income Opportunities Fund of Funds Class F	61,833	14,677	18,594	3,327	50,996
Strategic Advisers International Multi-Manager Fund Class F	214,584	73,293	66,845	2,775	199,533
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	109,767	40,473	33,382	-	98,673
Strategic Advisers Value Multi-Manager Fund Class F	217,195	67,181	66,279	2,569	196,814
Total	$1,811,299	$720,982	$687,414	$29,953	$1,713,205

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,820,467) — See accompanying schedule		$1,713,205
Receivable for investments sold		22,734
Receivable for fund shares sold		342
Total assets		1,736,281
Liabilities
Payable for investments purchased	$23,082
Distribution and service plan fees payable	22
Other affiliated payables	104
Total liabilities		23,208
Net Assets		$1,713,073
Net Assets consist of:
Paid in capital		$1,827,447
Undistributed net investment income		3,895
Accumulated undistributed net realized gain (loss) on investments		(11,007)
Net unrealized appreciation (depreciation) on investments		(107,262)
Net Assets		$1,713,073
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,500,233 ÷ 146,599 shares)		$10.23
Class L:
Net Asset Value, offering price and redemption price per share ($106,728 ÷ 10,424 shares)		$10.24
Class N:
Net Asset Value, offering price and redemption price per share ($106,112 ÷ 10,372 shares)		$10.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$29,953
Expenses
Transfer agent fees	$1,444
Distribution and service plan fees	265
Independent trustees' compensation	8
Total expenses		1,717
Net investment income (loss)		28,236
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(31,456)
Capital gain distributions from underlying funds	47,604
Total net realized gain (loss)		16,148
Change in net unrealized appreciation (depreciation) on underlying funds		(100,177)
Net gain (loss)		(84,029)
Net increase (decrease) in net assets resulting from operations		$(55,793)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,236	$23,423
Net realized gain (loss)	16,148	86,155
Change in net unrealized appreciation (depreciation)	(100,177)	(32,594)
Net increase (decrease) in net assets resulting from operations	(55,793)	76,984
Distributions to shareholders from net investment income	(28,254)	(21,238)
Distributions to shareholders from net realized gain	(67,187)	(53,186)
Total distributions	(95,441)	(74,424)
Share transactions - net increase (decrease)	53,122	948,104
Total increase (decrease) in net assets	(98,112)	950,664
Net Assets
Beginning of period	1,811,185	860,521
End of period (including undistributed net investment income of $3,895 and undistributed net investment income of $4,172, respectively)	$1,713,073	$1,811,185

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.19	.15	.05
Net realized and unrealized gain (loss)	(.40)	.42	.74	.31
Total from investment operations	(.24)	.61	.89	.36
Distributions from net investment income	(.17)	(.15)	(.12)	–
Distributions from net realized gain	(.40)	(.39)	(.16)	–
Total distributions	(.57)	(.54)	(.28)	–
Net asset value, end of period	$10.23	$11.04	$10.97	$10.36
Total ReturnC,D	(2.32)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.10%	.21%G
Expenses net of fee waivers, if any	.08%	.09%	.10%	.09%G
Expenses net of all reductions	.08%	.09%	.10%	.09%G
Net investment income (loss)	1.53%	1.73%	1.44%	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,500	$1,593	$654	$104
Portfolio turnover rate E	37%	16%	38%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.16	.19	.06
Net realized and unrealized gain (loss)	(.40)	.42	.30
Total from investment operations	(.24)	.61	.36
Distributions from net investment income	(.16)	(.15)	(.07)
Distributions from net realized gain	(.40)	(.39)	(.09)
Total distributions	(.56)	(.54)	(.16)
Net asset value, end of period	$10.24	$11.04	$10.97
Total ReturnC,D	(2.24)%	5.66%	3.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.10%G
Expenses net of fee waivers, if any	.08%	.09%	.10%G
Expenses net of all reductions	.08%	.09%	.10%G
Net investment income (loss)	1.52%	1.72%	1.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$109	$103
Portfolio turnover rate E	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.13	.16	.05
Net realized and unrealized gain (loss)	(.40)	.43	.30
Total from investment operations	(.27)	.59	.35
Distributions from net investment income	(.14)	(.12)	(.07)
Distributions from net realized gain	(.40)	(.39)	(.09)
Total distributions	(.54)	(.51)	(.16)
Net asset value, end of period	$10.23	$11.04	$10.96
Total ReturnC,D	(2.57)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.34%	.36%G
Expenses net of fee waivers, if any	.33%	.34%	.35%G
Expenses net of all reductions	.33%	.34%	.35%G
Net investment income (loss)	1.27%	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$109	$103
Portfolio turnover rateE	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	12.8	13.3
Strategic Advisers Growth Multi-Manager Fund Class F	10.6	11.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.4	6.6
Strategic Advisers Value Multi-Manager Fund Class F	12.8	13.2
	43.9	45.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.4	6.0
Strategic Advisers International Multi-Manager Fund Class F	13.0	12.9
	20.4	18.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.1	0.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	24.9	26.7
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	30.3	32.1
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	3.5	0.0
Fidelity Series Short-Term Credit Fund Class F	1.9	1.2
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	2.8
	5.4	4.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	18.9%
Bond Funds	32.1%
Short-Term Funds	4.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2020 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	11,323	$55,937
Strategic Advisers Core Multi-Manager Fund Class F (b)	47,579	563,341
Strategic Advisers Growth Multi-Manager Fund Class F (b)	36,216	470,079
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	28,672	282,137
Strategic Advisers Value Multi-Manager Fund Class F (b)	42,408	562,756
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,116,896)		1,934,250

International Equity Funds - 20.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	38,396	324,060
Strategic Advisers International Multi-Manager Fund Class F (b)	52,446	573,764
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $986,548)		897,824

Bond Funds - 30.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,957	28,062
Fidelity Series Floating Rate High Income Fund Class F (b)	1,227	11,023
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,815	47,618
Fidelity Series Real Estate Income Fund Class F (b)	1,950	21,220
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	111,148	1,097,033
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	14,209	131,580
TOTAL BOND FUNDS
(Cost $1,351,994)		1,336,536

Short-Term Funds - 5.4%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	156,531	156,531
Fidelity Series Short-Term Credit Fund Class F (b)	8,417	84,084
TOTAL SHORT-TERM FUNDS
(Cost $240,521)		240,615
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,695,959)		4,409,225
NET OTHER ASSETS (LIABILITIES) - 0.0%		(295)
NET ASSETS - 100%		$4,408,930

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$157,824	$1,293	$29	$156,531
Fidelity Institutional Money Market Portfolio Class F 0.39%	68,522	131,240	199,762	240	-
Fidelity Series Commodity Strategy Fund Class F	26,574	40,220	4,501	-	55,937
Fidelity Series Emerging Markets Debt Fund Class F	19,553	13,361	4,281	1,615	28,062
Fidelity Series Floating Rate High Income Fund Class F	16,910	5,372	10,321	607	11,023
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,963	26,867	8,000	78	47,618
Fidelity Series Real Estate Income Fund Class F	16,215	9,143	3,456	981	21,220
Fidelity Series Short-Term Credit Fund Class F	48,188	67,645	31,718	680	84,084
Strategic Advisers Core Income Multi-Manager Fund Class F	917,434	503,624	308,206	29,145	1,097,033
Strategic Advisers Core Multi-Manager Fund Class F	450,681	298,028	138,068	4,949	563,341
Strategic Advisers Emerging Markets Fund of Funds Class F	187,066	208,505	35,309	4,098	324,060
Strategic Advisers Growth Multi-Manager Fund Class F	375,240	239,124	114,410	2,324	470,079
Strategic Advisers Income Opportunities Fund of Funds Class F	114,600	62,758	30,743	7,442	131,580
Strategic Advisers International Multi-Manager Fund Class F	449,304	299,131	121,493	7,501	573,764
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	227,801	160,442	61,009	-	282,137
Strategic Advisers Value Multi-Manager Fund Class F	450,832	280,827	116,699	6,602	562,756
Total	$3,396,883	$2,504,111	$1,189,269	$66,291	$4,409,225

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $4,695,959) — See accompanying schedule		$4,409,225
Receivable for investments sold		58,534
Receivable for fund shares sold		85
Total assets		4,467,844
Liabilities
Payable for investments purchased	$58,628
Distribution and service plan fees payable	22
Other affiliated payables	264
Total liabilities		58,914
Net Assets		$4,408,930
Net Assets consist of:
Paid in capital		$4,688,602
Undistributed net investment income		8,054
Accumulated undistributed net realized gain (loss) on investments		(992)
Net unrealized appreciation (depreciation) on investments		(286,734)
Net Assets		$4,408,930
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($4,195,776 ÷ 408,600 shares)		$10.27
Class L:
Net Asset Value, offering price and redemption price per share ($106,886 ÷ 10,410 shares)		$10.27
Class N:
Net Asset Value, offering price and redemption price per share ($106,268 ÷ 10,358 shares)		$10.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$66,291
Expenses
Transfer agent fees	$3,162
Distribution and service plan fees	266
Independent trustees' compensation	17
Total expenses		3,445
Net investment income (loss)		62,846
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(30,735)
Capital gain distributions from underlying funds	117,793
Total net realized gain (loss)		87,058
Change in net unrealized appreciation (depreciation) on underlying funds		(271,767)
Net gain (loss)		(184,709)
Net increase (decrease) in net assets resulting from operations		$(121,863)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,846	$40,922
Net realized gain (loss)	87,058	172,004
Change in net unrealized appreciation (depreciation)	(271,767)	(78,059)
Net increase (decrease) in net assets resulting from operations	(121,863)	134,867
Distributions to shareholders from net investment income	(60,710)	(38,591)
Distributions to shareholders from net realized gain	(163,441)	(107,622)
Total distributions	(224,151)	(146,213)
Share transactions - net increase (decrease)	1,358,231	1,674,161
Total increase (decrease) in net assets	1,012,217	1,662,815
Net Assets
Beginning of period	3,396,713	1,733,898
End of period (including undistributed net investment income of $8,054 and undistributed net investment income of $5,917, respectively)	$4,408,930	$3,396,713

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.19	.15	.06
Net realized and unrealized gain (loss)	(.43)	.45	.83	.34
Total from investment operations	(.27)	.64	.98	.40
Distributions from net investment income	(.15)	(.16)	(.12)	–
Distributions from net realized gain	(.46)	(.45)	(.14)	–
Total distributions	(.61)	(.61)	(.26)	–
Net asset value, end of period	$10.27	$11.15	$11.12	$10.40
Total ReturnC,D	(2.56)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%	.08%	.10%	.09%G
Expenses net of all reductions	.08%	.08%	.10%	.09%G
Net investment income (loss)	1.51%	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,196	$3,178	$1,527	$104
Portfolio turnover rateE	29%	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.16	.19	.06
Net realized and unrealized gain (loss)	(.43)	.46	.32
Total from investment operations	(.27)	.65	.38
Distributions from net investment income	(.15)	(.16)	(.08)
Distributions from net realized gain	(.46)	(.45)	(.09)
Total distributions	(.61)	(.61)	(.16)C
Net asset value, end of period	$10.27	$11.15	$11.11
Total ReturnD	(2.58)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.09%G
Expenses net of fee waivers, if any	.08%	.09%	.09%G
Expenses net of all reductions	.08%	.09%	.09%G
Net investment income (loss)	1.51%	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$110	$104
Portfolio turnover rateE	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.13	.16	.05
Net realized and unrealized gain (loss)	(.43)	.45	.33
Total from investment operations	(.30)	.61	.38
Distributions from net investment income	(.12)	(.13)	(.08)
Distributions from net realized gain	(.46)	(.45)	(.09)
Total distributions	(.58)	(.58)	(.16)C
Net asset value, end of period	$10.26	$11.14	$11.11
Total ReturnD	(2.82)%	5.63%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.34%	.35%G
Expenses net of fee waivers, if any	.33%	.34%	.35%G
Expenses net of all reductions	.33%	.34%	.35%G
Net investment income (loss)	1.26%	1.46%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$109	$103
Portfolio turnover rateE	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	14.2	14.9
Strategic Advisers Growth Multi-Manager Fund Class F	11.8	12.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.1	7.4
Strategic Advisers Value Multi-Manager Fund Class F	14.2	14.8
	48.6	50.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.8	6.5
Strategic Advisers International Multi-Manager Fund Class F	14.6	14.7
	22.4	21.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.3
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	19.9	19.9
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	24.8	24.7
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	2.7	0.0
Fidelity Series Short-Term Credit Fund Class F	1.5	1.1
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	2.7
	4.2	3.8
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.6%
International Equity Funds	22.4%
Bond Funds	24.8%
Short-Term Funds	4.2%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	21.2%
Bond Funds	24.7%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2025 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 48.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,938	$24,392
Strategic Advisers Core Multi-Manager Fund Class F (b)	22,712	268,916
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,288	224,397
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,687	134,681
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,244	268,637
TOTAL DOMESTIC EQUITY FUNDS
(Cost $980,123)		921,023

International Equity Funds - 22.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,569	148,282
Strategic Advisers International Multi-Manager Fund Class F (b)	25,299	276,773
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $457,938)		425,055

Bond Funds - 24.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,252	11,879
Fidelity Series Floating Rate High Income Fund Class F (b)	526	4,720
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	981	9,701
Fidelity Series Real Estate Income Fund Class F (b)	847	9,219
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	38,273	377,754
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,065	56,162
TOTAL BOND FUNDS
(Cost $474,467)		469,435

Short-Term Funds - 4.2%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	52,133	52,133
Fidelity Series Short-Term Credit Fund Class F (b)	2,808	28,055
TOTAL SHORT-TERM FUNDS
(Cost $80,147)		80,188
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,992,675)		1,895,701
NET OTHER ASSETS (LIABILITIES) - 0.0%		(173)
NET ASSETS - 100%		$1,895,528

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$52,210	$77	$11	$52,133
Fidelity Institutional Money Market Portfolio Class F 0.39%	16,567	54,233	70,802	81	-
Fidelity Series Commodity Strategy Fund Class F	8,913	18,030	391	-	24,392
Fidelity Series Emerging Markets Debt Fund Class F	5,831	6,696	475	605	11,879
Fidelity Series Floating Rate High Income Fund Class F	5,629	2,724	3,294	223	4,720
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	9,793	325	9	9,701
Fidelity Series Real Estate Income Fund Class F	5,515	4,404	464	378	9,219
Fidelity Series Short-Term Credit Fund Class F	12,377	21,421	5,745	231	28,055
Strategic Advisers Core Income Multi-Manager Fund Class F	224,446	208,251	51,485	8,020	377,754
Strategic Advisers Core Multi-Manager Fund Class F	174,541	143,236	31,852	1,983	268,916
Strategic Advisers Emerging Markets Fund of Funds Class F	73,505	90,227	3,061	1,692	148,282
Strategic Advisers Growth Multi-Manager Fund Class F	145,349	114,560	24,149	924	224,397
Strategic Advisers Income Opportunities Fund of Funds Class F	41,650	27,580	7,753	2,784	56,162
Strategic Advisers International Multi-Manager Fund Class F	176,888	147,151	25,058	3,222	276,773
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	88,311	76,852	13,043	-	134,681
Strategic Advisers Value Multi-Manager Fund Class F	175,215	137,529	24,387	2,630	268,637
Total	$1,154,737	$1,114,897	$262,361	$22,793	$1,895,701

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,992,675) — See accompanying schedule		$1,895,701
Receivable for investments sold		20,861
Receivable for fund shares sold		5,712
Receivable from investment adviser for expense reductions		7
Total assets		1,922,281
Liabilities
Payable for investments purchased	$26,580
Distribution and service plan fees payable	22
Other affiliated payables	151
Total liabilities		26,753
Net Assets		$1,895,528
Net Assets consist of:
Paid in capital		$1,983,290
Undistributed net investment income		2,722
Accumulated undistributed net realized gain (loss) on investments		6,490
Net unrealized appreciation (depreciation) on investments		(96,974)
Net Assets		$1,895,528
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($1,681,662 ÷ 161,256 shares)		$10.43
Class L:
Net Asset Value, offering price and redemption price per share ($107,243 ÷ 10,273 shares)		$10.44
Class N:
Net Asset Value, offering price and redemption price per share ($106,623 ÷ 10,221 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$22,793
Expenses
Transfer agent fees	$1,607
Distribution and service plan fees	268
Independent trustees' compensation	6
Total expenses before reductions	1,881
Expense reductions	(92)	1,789
Net investment income (loss)		21,004
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(8,804)
Capital gain distributions from underlying funds	45,423
Total net realized gain (loss)		36,619
Change in net unrealized appreciation (depreciation) on underlying funds		(102,762)
Net gain (loss)		(66,143)
Net increase (decrease) in net assets resulting from operations		$(45,139)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,004	$12,945
Net realized gain (loss)	36,619	68,231
Change in net unrealized appreciation (depreciation)	(102,762)	(20,217)
Net increase (decrease) in net assets resulting from operations	(45,139)	60,959
Distributions to shareholders from net investment income	(19,664)	(12,541)
Distributions to shareholders from net realized gain	(64,890)	(40,327)
Total distributions	(84,554)	(52,868)
Share transactions - net increase (decrease)	870,589	591,526
Total increase (decrease) in net assets	740,896	599,617
Net Assets
Beginning of period	1,154,632	555,015
End of period (including undistributed net investment income of $2,722 and undistributed net investment income of $1,381, respectively)	$1,895,528	$1,154,632

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.19	.16	.06
Net realized and unrealized gain (loss)	(.48)	.51	1.06	.42
Total from investment operations	(.33)	.70	1.22	.48
Distributions from net investment income	(.13)	(.15)	(.15)	–
Distributions from net realized gain	(.51)	(.52)	(.18)	–
Total distributions	(.64)	(.67)	(.33)	–
Net asset value, end of period	$10.43	$11.40	$11.37	$10.48
Total ReturnC,D	(3.05)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%	.12%	.12%	.21%G
Expenses net of fee waivers, if any	.10%	.10%	.10%	.09%G
Expenses net of all reductions	.10%	.10%	.10%	.09%G
Net investment income (loss)	1.37%	1.67%	1.49%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,682	$934	$347	$105
Portfolio turnover rateE	17%	21%	88%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.15	.19	.08
Net realized and unrealized gain (loss)	(.48)	.52	.36
Total from investment operations	(.33)	.71	.44
Distributions from net investment income	(.13)	(.15)	(.09)
Distributions from net realized gain	(.51)	(.52)	(.12)
Total distributions	(.64)	(.67)	(.21)
Net asset value, end of period	$10.44	$11.41	$11.37
Total ReturnC,D	(3.05)%	6.41%	3.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.11%	.11%G
Expenses net of fee waivers, if any	.09%	.10%	.10%G
Expenses net of all reductions	.09%	.10%	.10%G
Net investment income (loss)	1.38%	1.67%	2.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$111	$104
Portfolio turnover rateE	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.12	.16	.07
Net realized and unrealized gain (loss)	(.48)	.51	.37
Total from investment operations	(.36)	.67	.44
Distributions from net investment income	(.10)	(.12)	(.09)
Distributions from net realized gain	(.51)	(.52)	(.12)
Total distributions	(.61)	(.64)	(.21)
Net asset value, end of period	$10.43	$11.40	$11.37
Total ReturnC,D	(3.31)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.36%	.37%G
Expenses net of fee waivers, if any	.34%	.35%	.35%G
Expenses net of all reductions	.34%	.35%	.35%G
Net investment income (loss)	1.13%	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$110	$104
Portfolio turnover rateE	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	17.2	17.8
Strategic Advisers Growth Multi-Manager Fund Class F	14.4	14.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.6	8.9
Strategic Advisers Value Multi-Manager Fund Class F	17.2	17.8
	58.7	60.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	8.8	7.4
Strategic Advisers International Multi-Manager Fund Class F	18.0	17.9
	26.8	25.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.3
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	9.6	8.6
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	14.4	13.5
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.1	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.8
	0.1	1.1
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.7%
International Equity Funds	26.8%
Bond Funds	14.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	60.1%
International Equity Funds	25.3%
Bond Funds	13.5%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2030 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 58.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,811	$18,828
Strategic Advisers Core Multi-Manager Fund Class F (b)	21,401	253,389
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,290	211,438
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,897	126,904
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,075	253,127
TOTAL DOMESTIC EQUITY FUNDS
(Cost $905,270)		863,686

International Equity Funds - 26.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,385	129,851
Strategic Advisers International Multi-Manager Fund Class F (b)	24,177	264,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $429,124)		394,341

Bond Funds - 14.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	970	9,206
Fidelity Series Floating Rate High Income Fund Class F (b)	408	3,660
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	766	7,578
Fidelity Series Real Estate Income Fund Class F (b)	653	7,102
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	14,289	141,028
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,731	43,810
TOTAL BOND FUNDS
(Cost $216,487)		212,384

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	479	479
Fidelity Series Short-Term Credit Fund Class F (b)	26	255
TOTAL SHORT-TERM FUNDS
(Cost $733)		734
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,551,614)		1,471,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128)
NET ASSETS - 100%		$1,471,017

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$819	$340	$-	$479
Fidelity Institutional Money Market Portfolio Class F 0.39%	9,888	11,389	21,277	17	-
Fidelity Series Commodity Strategy Fund Class F	11,001	15,313	5,515	--	18,828
Fidelity Series Emerging Markets Debt Fund Class F	8,797	5,223	4,714	553	9,206
Fidelity Series Floating Rate High Income Fund Class F	6,967	2,413	5,425	211	3,660
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	9,532	2,132	7	7,578
Fidelity Series Real Estate Income Fund Class F	6,815	4,027	3,526	331	7,102
Fidelity Series Short-Term Credit Fund Class F	6,855	2,894	9,452	58	255
Strategic Advisers Core Income Multi-Manager Fund Class F	105,999	108,827	72,132	3,193	141,028
Strategic Advisers Core Multi-Manager Fund Class F	255,395	151,875	138,170	2,022	253,389
Strategic Advisers Emerging Markets Fund of Funds Class F	102,062	94,020	53,117	1,393	129,851
Strategic Advisers Growth Multi-Manager Fund Class F	212,513	122,232	114,913	955	211,438
Strategic Advisers Income Opportunities Fund of Funds Class F	51,080	24,373	26,966	2,578	43,810
Strategic Advisers International Multi-Manager Fund Class F	261,262	152,461	128,139	2,939	264,490
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	128,703	80,296	65,809	-	126,904
Strategic Advisers Value Multi-Manager Fund Class F	256,375	144,027	131,089	2,707	253,127
Total	$1,423,712	$929,721	$782,716	$16,964	$1,471,145

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,551,614) — See accompanying schedule		$1,471,145
Receivable for investments sold		14,716
Receivable for fund shares sold		1,628
Receivable from investment adviser for expense reductions		29
Total assets		1,487,518
Liabilities
Payable for investments purchased	$10,254
Payable for fund shares redeemed	6,089
Distribution and service plan fees payable	22
Other affiliated payables	136
Total liabilities		16,501
Net Assets		$1,471,017
Net Assets consist of:
Paid in capital		$1,580,326
Undistributed net investment income		990
Accumulated undistributed net realized gain (loss) on investments		(29,830)
Net unrealized appreciation (depreciation) on investments		(80,469)
Net Assets		$1,471,017
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($1,257,495 ÷ 124,597 shares)		$10.09
Class L:
Net Asset Value, offering price and redemption price per share ($107,072 ÷ 10,612 shares)		$10.09
Class N:
Net Asset Value, offering price and redemption price per share ($106,450 ÷ 10,560 shares)		$10.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$16,964
Expenses
Transfer agent fees	$1,651
Distribution and service plan fees	269
Independent trustees' compensation	6
Total expenses before reductions	1,926
Expense reductions	(241)	1,685
Net investment income (loss)		15,279
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(40,047)
Capital gain distributions from underlying funds	50,045
Total net realized gain (loss)		9,998
Change in net unrealized appreciation (depreciation) on underlying funds		(59,522)
Net gain (loss)		(49,524)
Net increase (decrease) in net assets resulting from operations		$(34,245)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,279	$16,006
Net realized gain (loss)	9,998	106,404
Change in net unrealized appreciation (depreciation)	(59,522)	(45,368)
Net increase (decrease) in net assets resulting from operations	(34,245)	77,042
Distributions to shareholders from net investment income	(14,250)	(16,789)
Distributions to shareholders from net realized gain	(83,657)	(79,626)
Total distributions	(97,907)	(96,415)
Share transactions - net increase (decrease)	179,577	432,995
Total increase (decrease) in net assets	47,425	413,622
Net Assets
Beginning of period	1,423,592	1,009,970
End of period (including undistributed net investment income of $990 and undistributed net investment income of $155, respectively)	$1,471,017	$1,423,592

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.19	.06
Net realized and unrealized gain (loss)	(.52)	.59	1.14	.44
Total from investment operations	(.41)	.74	1.33	.50
Distributions from net investment income	(.12)	(.16)	(.14)	–
Distributions from net realized gain	(.68)	(.79)	(.17)	–
Total distributions	(.81)C	(.95)	(.31)	–
Net asset value, end of period	$10.09	$11.31	$11.52	$10.50
Total ReturnD,E	(3.92)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%	.11%	.13%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.09%H
Expenses net of all reductions	.10%	.10%	.10%	.09%H
Net investment income (loss)	1.08%	1.34%	1.74%	2.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,257	$1,201	$801	$105
Portfolio turnover rateF	54%	27%	63%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.684 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.11	.15	.08
Net realized and unrealized gain (loss)	(.52)	.60	.40
Total from investment operations	(.41)	.75	.48
Distributions from net investment income	(.12)	(.16)	(.08)
Distributions from net realized gain	(.68)	(.79)	(.11)
Total distributions	(.81)C	(.95)	(.19)
Net asset value, end of period	$10.09	$11.31	$11.51
Total ReturnD,E	(3.90)%	6.80%	4.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.11%	.11%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.08%	1.34%	2.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$111	$104
Portfolio turnover rateF	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.684 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.09	.13	.07
Net realized and unrealized gain (loss)	(.53)	.58	.41
Total from investment operations	(.44)	.71	.48
Distributions from net investment income	(.10)	(.13)	(.08)
Distributions from net realized gain	(.68)	(.79)	(.11)
Total distributions	(.78)	(.92)	(.19)
Net asset value, end of period	$10.08	$11.30	$11.51
Total ReturnC,D	(4.12)%	6.44%	4.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.36%	.37%G
Expenses net of fee waivers, if any	.35%	.35%	.35%G
Expenses net of all reductions	.35%	.35%	.35%G
Net investment income (loss)	.83%	1.09%	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateE	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.1	19.9
	29.5	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.1	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.1	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2035 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,671	$23,073
Strategic Advisers Core Multi-Manager Fund Class F (b)	29,032	343,740
Strategic Advisers Growth Multi-Manager Fund Class F (b)	22,098	286,826
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	17,495	172,149
Strategic Advisers Value Multi-Manager Fund Class F (b)	25,877	343,389
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,237,182)		1,169,177

International Equity Funds - 29.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	20,019	168,959
Strategic Advisers International Multi-Manager Fund Class F (b)	33,045	361,510
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $569,372)		530,469

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,191	11,299
Fidelity Series Floating Rate High Income Fund Class F (b)	497	4,467
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	936	9,257
Fidelity Series Real Estate Income Fund Class F (b)	803	8,740
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	911	8,995
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,717	52,943
TOTAL BOND FUNDS
(Cost $101,269)		95,701

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	574	574
Fidelity Series Short-Term Credit Fund Class F (b)	29	287
TOTAL SHORT-TERM FUNDS
(Cost $861)		861
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,908,684)		1,796,208
NET OTHER ASSETS (LIABILITIES) - 0.0%		(150)
NET ASSETS - 100%		$1,796,058

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$574	$-	$-	$574
Fidelity Institutional Money Market Portfolio Class F 0.39%	8,949	8,428	17,378	17	-
Fidelity Series Commodity Strategy Fund Class F	9,261	17,215	1,578	-	23,073
Fidelity Series Emerging Markets Debt Fund Class F	6,911	5,826	1,326	548	11,299
Fidelity Series Floating Rate High Income Fund Class F	5,856	2,636	3,731	207	4,467
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	9,355	322	8	9,257
Fidelity Series Real Estate Income Fund Class F	5,734	4,333	1,130	339	8,740
Fidelity Series Short-Term Credit Fund Class F	6,578	2,524	8,777	53	287
Strategic Advisers Core Income Multi-Manager Fund Class F	6,058	17,044	14,080	230	8,995
Strategic Advisers Core Multi-Manager Fund Class F	231,860	171,984	41,366	2,364	343,740
Strategic Advisers Emerging Markets Fund of Funds Class F	91,203	105,038	14,471	1,802	168,959
Strategic Advisers Growth Multi-Manager Fund Class F	193,111	142,340	36,861	1,098	286,826
Strategic Advisers Income Opportunities Fund of Funds Class F	43,528	24,862	10,939	2,509	52,943
Strategic Advisers International Multi-Manager Fund Class F	237,517	185,427	36,761	3,976	361,510
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	117,019	96,528	22,370	-	172,149
Strategic Advisers Value Multi-Manager Fund Class F	232,661	168,830	37,361	3,138	343,389
Total	$1,196,246	$962,944	$248,451	$16,289	$1,796,208

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,908,684) — See accompanying schedule		$1,796,208
Receivable for investments sold		5,364
Receivable for fund shares sold		5,863
Receivable from investment adviser for expense reductions		69
Total assets		1,807,504
Liabilities
Payable for investments purchased	$11,224
Distribution and service plan fees payable	22
Other affiliated payables	200
Total liabilities		11,446
Net Assets		$1,796,058
Net Assets consist of:
Paid in capital		$1,901,604
Undistributed net investment income		543
Accumulated undistributed net realized gain (loss) on investments		6,387
Net unrealized appreciation (depreciation) on investments		(112,476)
Net Assets		$1,796,058
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($1,583,020 ÷ 151,849 shares)		$10.42
Class L:
Net Asset Value, offering price and redemption price per share ($106,828 ÷ 10,245 shares)		$10.43
Class N:
Net Asset Value, offering price and redemption price per share ($106,210 ÷ 10,199 shares)		$10.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$16,289
Expenses
Transfer agent fees	$2,160
Distribution and service plan fees	269
Independent trustees' compensation	6
Total expenses before reductions	2,435
Expense reductions	(780)	1,655
Net investment income (loss)		14,634
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,694)
Capital gain distributions from underlying funds	54,736
Total net realized gain (loss)		42,042
Change in net unrealized appreciation (depreciation) on underlying funds		(101,836)
Net gain (loss)		(59,794)
Net increase (decrease) in net assets resulting from operations		$(45,160)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,634	$10,855
Net realized gain (loss)	42,042	88,348
Change in net unrealized appreciation (depreciation)	(101,836)	(40,442)
Net increase (decrease) in net assets resulting from operations	(45,160)	58,761
Distributions to shareholders from net investment income	(14,091)	(11,568)
Distributions to shareholders from net realized gain	(77,195)	(56,501)
Total distributions	(91,286)	(68,069)
Share transactions - net increase (decrease)	736,362	584,379
Total increase (decrease) in net assets	599,916	575,071
Net Assets
Beginning of period	1,196,142	621,071
End of period (including undistributed net investment income of $543 and undistributed net investment income of $0, respectively)	$1,796,058	$1,196,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.15	.05
Net realized and unrealized gain (loss)	(.59)	.64	1.36	.51
Total from investment operations	(.48)	.79	1.51	.56
Distributions from net investment income	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.64)	(.75)	(.18)	–
Total distributions	(.75)C	(.89)D	(.32)	–
Net asset value, end of period	$10.42	$11.65	$11.75	$10.56
Total ReturnE,F	(4.45)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.16%	.18%	.17%	.20%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.07%	1.25%	1.36%	1.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,583	$973	$412	$127
Portfolio turnover rateG	18%	11%	32%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.643 per share.

 D Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.12	.15	.08
Net realized and unrealized gain (loss)	(.59)	.64	.43
Total from investment operations	(.47)	.79	.51
Distributions from net investment income	(.10)	(.14)	(.09)
Distributions from net realized gain	(.64)	(.75)	(.14)
Total distributions	(.75)C	(.89)	(.23)
Net asset value, end of period	$10.43	$11.65	$11.75
Total ReturnD,E	(4.36)%	6.94%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.07%	1.25%	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateF	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.643 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.09	.12	.07
Net realized and unrealized gain (loss)	(.60)	.63	.44
Total from investment operations	(.51)	.75	.51
Distributions from net investment income	(.08)	(.11)	(.09)
Distributions from net realized gain	(.64)	(.75)	(.14)
Total distributions	(.72)	(.86)	(.23)
Net asset value, end of period	$10.41	$11.64	$11.75
Total ReturnC,D	(4.65)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.37%	.38%G
Expenses net of fee waivers, if any	.35%	.35%	.35%G
Expenses net of all reductions	.35%	.35%	.35%G
Net investment income (loss)	.81%	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateE	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.0	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	15.9	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.2	19.9
	29.6	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2040 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,452	$12,113
Strategic Advisers Core Multi-Manager Fund Class F (b)	15,168	179,585
Strategic Advisers Growth Multi-Manager Fund Class F (b)	11,529	149,643
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	9,382	92,320
Strategic Advisers Value Multi-Manager Fund Class F (b)	13,590	180,338
TOTAL DOMESTIC EQUITY FUNDS
(Cost $659,141)		613,999

International Equity Funds - 29.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	10,510	88,703
Strategic Advisers International Multi-Manager Fund Class F (b)	17,373	190,064
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $304,168)		278,767

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	636	6,035
Fidelity Series Floating Rate High Income Fund Class F (b)	261	2,346
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	497	4,913
Fidelity Series Real Estate Income Fund Class F (b)	426	4,636
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	479	4,724
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,960	27,408
TOTAL BOND FUNDS
(Cost $53,761)		50,062

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	301	301
Fidelity Series Short-Term Credit Fund Class F (b)	15	151
TOTAL SHORT-TERM FUNDS
(Cost $452)		452
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,017,522)		943,280
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94)
NET ASSETS - 100%		$943,186

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$302	$1	$-	$301
Fidelity Institutional Money Market Portfolio Class F 0.39%	5,676	4,571	10,248	10	-
Fidelity Series Commodity Strategy Fund Class F	5,883	8,250	815	-	12,113
Fidelity Series Emerging Markets Debt Fund Class F	4,494	2,490	844	332	6,035
Fidelity Series Floating Rate High Income Fund Class F	3,755	1,193	2,419	126	2,346
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	5,089	291	4	4,913
Fidelity Series Real Estate Income Fund Class F	3,679	1,810	712	204	4,636
Fidelity Series Short-Term Credit Fund Class F	4,212	920	4,957	33	151
Strategic Advisers Core Income Multi-Manager Fund Class F	3,910	9,151	8,299	144	4,724
Strategic Advisers Core Multi-Manager Fund Class F	148,714	73,140	28,913	1,441	179,585
Strategic Advisers Emerging Markets Fund of Funds Class F	58,513	48,585	8,729	1,079	88,703
Strategic Advisers Growth Multi-Manager Fund Class F	123,938	57,285	23,078	668	149,643
Strategic Advisers Income Opportunities Fund of Funds Class F	27,988	10,352	7,976	1,520	27,408
Strategic Advisers International Multi-Manager Fund Class F	152,396	76,993	23,044	2,345	190,064
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	75,124	41,961	11,944	-	92,320
Strategic Advisers Value Multi-Manager Fund Class F	149,259	67,873	22,632	1,907	180,338
Total	$767,541	$409,965	$154,902	$9,813	$943,280

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,017,522) — See accompanying schedule		$943,280
Receivable for investments sold		1,803
Receivable for fund shares sold		6,148
Receivable from investment adviser for expense reductions		66
Total assets		951,297
Liabilities
Payable for investments purchased	$7,953
Distribution and service plan fees payable	22
Other affiliated payables	136
Total liabilities		8,111
Net Assets		$943,186
Net Assets consist of:
Paid in capital		$1,017,815
Accumulated undistributed net realized gain (loss) on investments		(387)
Net unrealized appreciation (depreciation) on investments		(74,242)
Net Assets		$943,186
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($730,143 ÷ 70,407 shares)		$10.37
Class L:
Net Asset Value, offering price and redemption price per share ($106,829 ÷ 10,300 shares)		$10.37
Class N:
Net Asset Value, offering price and redemption price per share ($106,214 ÷ 10,249 shares)		$10.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$9,813
Expenses
Transfer agent fees	$1,598
Distribution and service plan fees	269
Independent trustees' compensation	3
Total expenses before reductions	1,870
Expense reductions	(761)	1,109
Net investment income (loss)		8,704
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(9,173)
Capital gain distributions from underlying funds	33,746
Total net realized gain (loss)		24,573
Change in net unrealized appreciation (depreciation) on underlying funds		(70,157)
Net gain (loss)		(45,584)
Net increase (decrease) in net assets resulting from operations		$(36,880)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,704	$7,767
Net realized gain (loss)	24,573	62,237
Change in net unrealized appreciation (depreciation)	(70,157)	(27,377)
Net increase (decrease) in net assets resulting from operations	(36,880)	42,627
Distributions to shareholders from net investment income	(8,470)	(8,390)
Distributions to shareholders from net realized gain	(52,618)	(42,068)
Total distributions	(61,088)	(50,458)
Share transactions - net increase (decrease)	273,688	259,544
Total increase (decrease) in net assets	175,720	251,713
Net Assets
Beginning of period	767,466	515,753
End of period	$943,186	$767,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.15	.06
Net realized and unrealized gain (loss)	(.58)	.63	1.39	.51
Total from investment operations	(.47)	.78	1.54	.57
Distributions from net investment income	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.71)	(.77)	(.17)	–
Total distributions	(.81)	(.93)C	(.31)	–
Net asset value, end of period	$10.37	$11.65	$11.80	$10.57
Total ReturnD,E	(4.35)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%	.23%	.21%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.06%	1.28%	1.32%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$730	$544	$307	$106
Portfolio turnover rateF	18%	24%	54%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.11	.15	.07
Net realized and unrealized gain (loss)	(.58)	.63	.44
Total from investment operations	(.47)	.78	.51
Distributions from net investment income	(.10)	(.15)	(.09)
Distributions from net realized gain	(.71)	(.77)	(.13)
Total distributions	(.81)	(.92)	(.21)C
Net asset value, end of period	$10.37	$11.65	$11.79
Total ReturnD,E	(4.36)%	6.87%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%	.13%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.06%	1.28%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateF	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.09	.12	.07
Net realized and unrealized gain (loss)	(.59)	.62	.44
Total from investment operations	(.50)	.74	.51
Distributions from net investment income	(.08)	(.12)	(.09)
Distributions from net realized gain	(.70)	(.77)	(.13)
Total distributions	(.78)	(.89)	(.21)C
Net asset value, end of period	$10.36	$11.64	$11.79
Total ReturnD,E	(4.60)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%	.38%	.38%H
Expenses net of fee waivers, if any	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%H
Net investment income (loss)	.81%	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateF	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.2	19.9
	29.6	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2045 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,825	$18,893
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,841	282,279
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,146	235,538
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	14,367	141,368
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,251	281,995
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,022,808)		960,073

International Equity Funds - 29.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	16,425	138,627
Strategic Advisers International Multi-Manager Fund Class F (b)	27,195	297,517
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $472,549)		436,144

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	996	9,450
Fidelity Series Floating Rate High Income Fund Class F (b)	409	3,669
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	777	7,681
Fidelity Series Real Estate Income Fund Class F (b)	668	7,270
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	748	7,386
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,603	42,627
TOTAL BOND FUNDS
(Cost $83,056)		78,083

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	471	471
Fidelity Series Short-Term Credit Fund Class F (b)	24	237
TOTAL SHORT-TERM FUNDS
(Cost $707)		708
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,579,120)		1,475,008
NET OTHER ASSETS (LIABILITIES) - 0.0%		(144)
NET ASSETS - 100%		$1,474,864

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$472	$2	$-	$471
Fidelity Institutional Money Market Portfolio Class F 0.39%	8,672	7,439	16,111	16	-
Fidelity Series Commodity Strategy Fund Class F	9,404	13,959	2,474	--	18,893
Fidelity Series Emerging Markets Debt Fund Class F	6,369	5,020	1,741	529	9,450
Fidelity Series Floating Rate High Income Fund Class F	5,711	2,067	3,806	200	3,669
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	8,776	1,270	7	7,681
Fidelity Series Real Estate Income Fund Class F	5,598	3,340	1,438	333	7,270
Fidelity Series Short-Term Credit Fund Class F	6,654	1,921	8,298	54	237
Strategic Advisers Core Income Multi-Manager Fund Class F	5,947	15,219	13,720	221	7,386
Strategic Advisers Core Multi-Manager Fund Class F	226,215	132,872	56,129	2,335	282,279
Strategic Advisers Emerging Markets Fund of Funds Class F	88,899	86,155	20,429	1,825	138,627
Strategic Advisers Growth Multi-Manager Fund Class F	188,486	106,667	46,043	1,088	235,538
Strategic Advisers Income Opportunities Fund of Funds Class F	42,214	18,939	13,728	2,410	42,627
Strategic Advisers International Multi-Manager Fund Class F	231,890	143,380	51,028	3,942	297,517
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	114,271	73,860	25,678	-	141,368
Strategic Advisers Value Multi-Manager Fund Class F	227,030	127,952	49,447	3,104	281,995
Total	$1,167,360	$748,038	$311,342	$16,064	$1,475,008

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,579,120) — See accompanying schedule		$1,475,008
Receivable for investments sold		3,153
Receivable for fund shares sold		16,226
Receivable from investment adviser for expense reductions		89
Total assets		1,494,476
Liabilities
Payable for investments purchased	$19,383
Distribution and service plan fees payable	22
Other affiliated payables	207
Total liabilities		19,612
Net Assets		$1,474,864
Net Assets consist of:
Paid in capital		$1,596,910
Accumulated undistributed net realized gain (loss) on investments		(17,934)
Net unrealized appreciation (depreciation) on investments		(104,112)
Net Assets		$1,474,864
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($1,261,853 ÷ 119,552 shares)		$10.55
Class L:
Net Asset Value, offering price and redemption price per share ($106,813 ÷ 10,118 shares)		$10.56
Class N:
Net Asset Value, offering price and redemption price per share ($106,198 ÷ 10,068 shares)		$10.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$16,064
Expenses
Transfer agent fees	$2,522
Distribution and service plan fees	269
Independent trustees' compensation	5
Total expenses before reductions	2,796
Expense reductions	(1,186)	1,610
Net investment income (loss)		14,454
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(35,714)
Capital gain distributions from underlying funds	53,761
Total net realized gain (loss)		18,047
Change in net unrealized appreciation (depreciation) on underlying funds		(93,334)
Net gain (loss)		(75,287)
Net increase (decrease) in net assets resulting from operations		$(60,833)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,454	$9,207
Net realized gain (loss)	18,047	73,677
Change in net unrealized appreciation (depreciation)	(93,334)	(34,008)
Net increase (decrease) in net assets resulting from operations	(60,833)	48,876
Distributions to shareholders from net investment income	(14,640)	(9,896)
Distributions to shareholders from net realized gain	(69,085)	(47,890)
Total distributions	(83,725)	(57,786)
Share transactions - net increase (decrease)	452,162	636,573
Total increase (decrease) in net assets	307,604	627,663
Net Assets
Beginning of period	1,167,260	539,597
End of period	$1,474,864	$1,167,260

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.15	.15	.06
Net realized and unrealized gain (loss)	(.61)	.64	1.42	.53
Total from investment operations	(.49)	.79	1.57	.59
Distributions from net investment income	(.11)	(.15)	(.15)	–
Distributions from net realized gain	(.59)	(.74)	(.19)	–
Total distributions	(.69)C	(.89)	(.33)D	–
Net asset value, end of period	$10.55	$11.73	$11.83	$10.59
Total ReturnE,F	(4.40)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.25%	.25%	.21%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.09%	1.23%	1.34%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,262	$944	$331	$106
Portfolio turnover rateG	23%	16%	38%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.587 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.12	.15	.07
Net realized and unrealized gain (loss)	(.60)	.63	.45
Total from investment operations	(.48)	.78	.52
Distributions from net investment income	(.11)	(.14)	(.09)
Distributions from net realized gain	(.59)	(.74)	(.14)
Total distributions	(.69)C	(.88)	(.23)
Net asset value, end of period	$10.56	$11.73	$11.83
Total ReturnD,E	(4.33)%	6.85%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.09%	1.23%	1.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateF	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.587 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.09	.12	.06
Net realized and unrealized gain (loss)	(.60)	.65	.45
Total from investment operations	(.51)	.77	.51
Distributions from net investment income	(.08)	(.12)	(.09)
Distributions from net realized gain	(.58)	(.74)	(.14)
Total distributions	(.67)C	(.86)	(.23)
Net asset value, end of period	$10.55	$11.73	$11.82
Total ReturnD,E	(4.65)%	6.68%	4.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.37%	.38%H
Expenses net of fee waivers, if any	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%H
Net investment income (loss)	.84%	.98%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateF	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.581 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.2	19.9
	29.6	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2050 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,509	$17,336
Strategic Advisers Core Multi-Manager Fund Class F (b)	21,796	258,069
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,611	215,609
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,184	129,729
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,452	258,133
TOTAL DOMESTIC EQUITY FUNDS
(Cost $936,148)		878,876

International Equity Funds - 29.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,041	126,946
Strategic Advisers International Multi-Manager Fund Class F (b)	24,887	272,269
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $431,027)		399,215

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	905	8,585
Fidelity Series Floating Rate High Income Fund Class F (b)	374	3,358
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	706	6,986
Fidelity Series Real Estate Income Fund Class F (b)	607	6,605
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	685	6,761
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,229	39,163
TOTAL BOND FUNDS
(Cost $76,289)		71,458

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	431	431
Fidelity Series Short-Term Credit Fund Class F (b)	22	219
TOTAL SHORT-TERM FUNDS
(Cost $649)		650
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,444,113)		1,350,199
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120)
NET ASSETS - 100%		$1,350,079

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$431	$-	$-	$431
Fidelity Institutional Money Market Portfolio Class F 0.39%	8,548	6,564	15,112	14	-
Fidelity Series Commodity Strategy Fund Class F	9,000	12,404	2,381	-	17,336
Fidelity Series Emerging Markets Debt Fund Class F	7,126	3,767	2,164	467	8,585
Fidelity Series Floating Rate High Income Fund Class F	5,736	1,787	3,916	179	3,358
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	7,393	565	6	6,986
Fidelity Series Real Estate Income Fund Class F	5,617	2,921	1,733	289	6,605
Fidelity Series Short-Term Credit Fund Class F	6,332	1,543	7,621	47	219
Strategic Advisers Core Income Multi-Manager Fund Class F	5,939	13,215	12,330	195	6,761
Strategic Advisers Core Multi-Manager Fund Class F	228,439	115,376	68,007	2,054	258,069
Strategic Advisers Emerging Markets Fund of Funds Class F	89,856	75,634	25,533	1,424	126,946
Strategic Advisers Growth Multi-Manager Fund Class F	190,318	91,958	56,356	971	215,609
Strategic Advisers Income Opportunities Fund of Funds Class F	43,110	16,242	16,143	2,134	39,163
Strategic Advisers International Multi-Manager Fund Class F	234,097	123,556	64,941	3,225	272,269
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	115,356	63,841	32,499	-	129,729
Strategic Advisers Value Multi-Manager Fund Class F	229,211	112,034	64,248	2,748	258,133
Total	$1,178,685	$648,666	$373,549	$13,753	$1,350,199

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,444,113) — See accompanying schedule		$1,350,199
Receivable for investments sold		2,121
Receivable for fund shares sold		17,435
Receivable from investment adviser for expense reductions		94
Total assets		1,369,849
Liabilities
Payable for investments purchased	$19,553
Distribution and service plan fees payable	22
Other affiliated payables	195
Total liabilities		19,770
Net Assets		$1,350,079
Net Assets consist of:
Paid in capital		$1,445,201
Undistributed net investment income		287
Accumulated undistributed net realized gain (loss) on investments		(1,495)
Net unrealized appreciation (depreciation) on investments		(93,914)
Net Assets		$1,350,079
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($1,137,088 ÷ 109,652 shares)		$10.37
Class L:
Net Asset Value, offering price and redemption price per share ($106,804 ÷ 10,297 shares)		$10.37
Class N:
Net Asset Value, offering price and redemption price per share ($106,187 ÷ 10,248 shares)		$10.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$13,753
Expenses
Transfer agent fees	$2,325
Distribution and service plan fees	269
Independent trustees' compensation	5
Total expenses before reductions	2,599
Expense reductions	(1,151)	1,448
Net investment income (loss)		12,305
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(17,748)
Capital gain distributions from underlying funds	49,322
Total net realized gain (loss)		31,574
Change in net unrealized appreciation (depreciation) on underlying funds		(85,853)
Net gain (loss)		(54,279)
Net increase (decrease) in net assets resulting from operations		$(41,974)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,305	$12,659
Net realized gain (loss)	31,574	100,845
Change in net unrealized appreciation (depreciation)	(85,853)	(45,685)
Net increase (decrease) in net assets resulting from operations	(41,974)	67,819
Distributions to shareholders from net investment income	(12,018)	(13,773)
Distributions to shareholders from net realized gain	(76,953)	(69,529)
Total distributions	(88,971)	(83,302)
Share transactions - net increase (decrease)	302,445	374,356
Total increase (decrease) in net assets	171,500	358,873
Net Assets
Beginning of period	1,178,579	819,706
End of period (including undistributed net investment income of $287 and undistributed net investment income of $0, respectively)	$1,350,079	$1,178,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.16	.06
Net realized and unrealized gain (loss)	(.58)	.63	1.43	.54
Total from investment operations	(.47)	.78	1.59	.60
Distributions from net investment income	(.11)	(.16)	(.15)	–
Distributions from net realized gain	(.72)	(.81)	(.19)	–
Total distributions	(.83)	(.96)C	(.34)	–
Net asset value, end of period	$10.37	$11.67	$11.85	$10.60
Total ReturnD,E	(4.38)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%	.20%	.20%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.06%	1.28%	1.38%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,137	$956	$611	$106
Portfolio turnover rateF	31%	15%	21%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.11	.15	.07
Net realized and unrealized gain (loss)	(.58)	.63	.45
Total from investment operations	(.47)	.78	.52
Distributions from net investment income	(.11)	(.16)	(.09)
Distributions from net realized gain	(.72)	(.81)	(.15)
Total distributions	(.83)	(.96)C	(.23)D
Net asset value, end of period	$10.37	$11.67	$11.85
Total ReturnE,F	(4.39)%	6.84%	4.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%	.11%	.11%I
Expenses net of fee waivers, if any	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%I
Net investment income (loss)	1.05%	1.28%	1.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateG	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.09	.12	.06
Net realized and unrealized gain (loss)	(.59)	.63	.45
Total from investment operations	(.50)	.75	.51
Distributions from net investment income	(.09)	(.13)	(.08)
Distributions from net realized gain	(.71)	(.81)	(.15)
Total distributions	(.80)	(.93)C	(.23)
Net asset value, end of period	$10.36	$11.66	$11.84
Total ReturnD,E	(4.62)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%	.36%	.37%H
Expenses net of fee waivers, if any	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%H
Net investment income (loss)	.80%	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateF	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.2	19.9
	29.6	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2055 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,589	$17,731
Strategic Advisers Core Multi-Manager Fund Class F (b)	22,219	263,072
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,937	219,840
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,449	132,336
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,834	263,199
TOTAL DOMESTIC EQUITY FUNDS
(Cost $966,110)		896,178

International Equity Funds - 29.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,343	129,496
Strategic Advisers International Multi-Manager Fund Class F (b)	25,379	277,647
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $445,159)		407,143

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	929	8,817
Fidelity Series Floating Rate High Income Fund Class F (b)	381	3,424
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	712	7,044
Fidelity Series Real Estate Income Fund Class F (b)	619	6,737
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	698	6,894
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,300	39,820
TOTAL BOND FUNDS
(Cost $77,891)		72,736

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	439	439
Fidelity Series Short-Term Credit Fund Class F (b)	21	211
TOTAL SHORT-TERM FUNDS
(Cost $649)		650
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,489,809)		1,376,707
NET OTHER ASSETS (LIABILITIES) - 0.0%		(127)
NET ASSETS - 100%		$1,376,580

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$442	$3	$-	$439
Fidelity Institutional Money Market Portfolio Class F 0.39%	8,530	5,866	14,396	14	-
Fidelity Series Commodity Strategy Fund Class F	8,459	12,210	1,283	-	17,731
Fidelity Series Emerging Markets Debt Fund Class F	5,860	4,136	1,053	462	8,817
Fidelity Series Floating Rate High Income Fund Class F	5,222	1,622	3,164	176	3,424
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	7,431	553	6	7,044
Fidelity Series Real Estate Income Fund Class F	5,172	2,663	906	286	6,737
Fidelity Series Short-Term Credit Fund Class F	6,295	1,500	7,551	47	211
Strategic Advisers Core Income Multi-Manager Fund Class F	5,400	13,566	12,032	193	6,894
Strategic Advisers Core Multi-Manager Fund Class F	209,144	103,952	32,798	1,990	263,072
Strategic Advisers Emerging Markets Fund of Funds Class F	81,324	70,898	9,997	1,515	129,496
Strategic Advisers Growth Multi-Manager Fund Class F	174,262	82,265	25,605	931	219,840
Strategic Advisers Income Opportunities Fund of Funds Class F	38,278	15,543	9,917	2,132	39,820
Strategic Advisers International Multi-Manager Fund Class F	215,583	111,232	27,048	3,296	277,647
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	105,601	57,221	12,879	-	132,336
Strategic Advisers Value Multi-Manager Fund Class F	209,940	98,691	26,247	2,651	263,199
Total	$1,079,070	$589,238	$185,432	$13,699	$1,376,707

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,489,809) — See accompanying schedule		$1,376,707
Receivable for investments sold		2,125
Receivable for fund shares sold		18,223
Receivable from investment adviser for expense reductions		124
Total assets		1,397,179
Liabilities
Payable for investments purchased	$20,348
Distribution and service plan fees payable	22
Other affiliated payables	229
Total liabilities		20,599
Net Assets		$1,376,580
Net Assets consist of:
Paid in capital		$1,482,482
Accumulated undistributed net realized gain (loss) on investments		7,200
Net unrealized appreciation (depreciation) on investments		(113,102)
Net Assets		$1,376,580
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($1,163,649 ÷ 110,100 shares)		$10.57
Class L:
Net Asset Value, offering price and redemption price per share ($106,774 ÷ 10,100 shares)		$10.57
Class N:
Net Asset Value, offering price and redemption price per share ($106,157 ÷ 10,055 shares)		$10.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$13,699
Expenses
Transfer agent fees	$2,679
Distribution and service plan fees	269
Independent trustees' compensation	5
Total expenses before reductions	2,953
Expense reductions	(1,495)	1,458
Net investment income (loss)		12,241
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(8,337)
Capital gain distributions from underlying funds	46,628
Total net realized gain (loss)		38,291
Change in net unrealized appreciation (depreciation) on underlying funds		(97,832)
Net gain (loss)		(59,541)
Net increase (decrease) in net assets resulting from operations		$(47,300)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,241	$9,949
Net realized gain (loss)	38,291	80,450
Change in net unrealized appreciation (depreciation)	(97,832)	(37,205)
Net increase (decrease) in net assets resulting from operations	(47,300)	53,194
Distributions to shareholders from net investment income	(11,755)	(10,797)
Distributions to shareholders from net realized gain	(69,001)	(51,714)
Total distributions	(80,756)	(62,511)
Share transactions - net increase (decrease)	425,655	522,066
Total increase (decrease) in net assets	297,599	512,749
Net Assets
Beginning of period	1,078,981	566,232
End of period	$1,376,580	$1,078,981

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.15	.06
Net realized and unrealized gain (loss)	(.59)	.64	1.50	.56
Total from investment operations	(.48)	.79	1.65	.62
Distributions from net investment income	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.68)	(.75)	(.18)	–
Total distributions	(.79)C	(.90)	(.32)	–
Net asset value, end of period	$10.57	$11.84	$11.95	$10.62
Total ReturnD,E	(4.38)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.26%	.24%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.05%	1.26%	1.34%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,164	$856	$357	$106
Portfolio turnover rateF	15%	11%	19%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.12	.15	.07
Net realized and unrealized gain (loss)	(.60)	.64	.46
Total from investment operations	(.48)	.79	.53
Distributions from net investment income	(.10)	(.15)	(.08)
Distributions from net realized gain	(.68)	(.75)	(.14)
Total distributions	(.79)C	(.90)	(.22)
Net asset value, end of period	$10.57	$11.84	$11.95
Total ReturnD,E	(4.39)%	6.81%	4.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.05%	1.26%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateF	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.09	.12	.06
Net realized and unrealized gain (loss)	(.59)	.64	.45
Total from investment operations	(.50)	.76	.51
Distributions from net investment income	(.08)	(.12)	(.08)
Distributions from net realized gain	(.68)	(.75)	(.14)
Total distributions	(.77)C	(.87)	(.21)D
Net asset value, end of period	$10.56	$11.83	$11.94
Total ReturnE,F	(4.57)%	6.54%	4.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.36%	.37%	.38%I
Expenses net of fee waivers, if any	.35%	.35%	.35%I
Expenses net of all reductions	.35%	.35%	.35%I
Net investment income (loss)	.80%	1.01%	1.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateG	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.683 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.1	19.9
	29.5	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.3
	5.4	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2060 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,270	$6,272
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,937	93,978
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,042	78,419
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,783	47,067
Strategic Advisers Value Multi-Manager Fund Class F (b)	7,075	93,886
TOTAL DOMESTIC EQUITY FUNDS
(Cost $339,947)		319,622

International Equity Funds - 29.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,468	46,146
Strategic Advisers International Multi-Manager Fund Class F (b)	9,028	98,771
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $159,455)		144,917

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	326	3,094
Fidelity Series Floating Rate High Income Fund Class F (b)	136	1,221
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	257	2,541
Fidelity Series Real Estate Income Fund Class F (b)	221	2,403
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	249	2,459
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,576	14,594
TOTAL BOND FUNDS
(Cost $28,151)		26,312

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	157	157
Fidelity Series Short-Term Credit Fund Class F (b)	8	78
TOTAL SHORT-TERM FUNDS
(Cost $235)		235
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $527,788)		491,086
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80)
NET ASSETS - 100%		$491,006

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$157	$-	$-	$157
Fidelity Institutional Money Market Portfolio Class F 0.39%	2,833	1,984	4,816	5	-
Fidelity Series Commodity Strategy Fund Class F	3,000	4,221	435	-	6,272
Fidelity Series Emerging Markets Debt Fund Class F	1,834	1,425	128	154	3,094
Fidelity Series Floating Rate High Income Fund Class F	1,698	534	926	59	1,221
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	2,528	48	2	2,541
Fidelity Series Real Estate Income Fund Class F	1,667	923	126	98	2,403
Fidelity Series Short-Term Credit Fund Class F	2,138	546	2,596	16	78
Strategic Advisers Core Income Multi-Manager Fund Class F	1,761	4,718	4,013	67	2,459
Strategic Advisers Core Multi-Manager Fund Class F	67,406	38,200	5,788	692	93,978
Strategic Advisers Emerging Markets Fund of Funds Class F	26,644	23,821	462	550	46,146
Strategic Advisers Growth Multi-Manager Fund Class F	56,172	30,193	4,077	318	78,419
Strategic Advisers Income Opportunities Fund of Funds Class F	11,441	5,852	1,376	709	14,594
Strategic Advisers International Multi-Manager Fund Class F	69,318	38,740	1,996	1,071	98,771
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	34,035	21,151	2,219	-	47,067
Strategic Advisers Value Multi-Manager Fund Class F	67,663	35,336	2,735	911	93,886
Total	$347,610	$210,329	$31,741	$4,652	$491,086

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $527,788) — See accompanying schedule		$491,086
Receivable for investments sold		1,924
Receivable for fund shares sold		1,804
Receivable from investment adviser for expense reductions		24
Total assets		494,838
Liabilities
Payable for investments purchased	$3,750
Distribution and service plan fees payable	20
Other affiliated payables	62
Total liabilities		3,832
Net Assets		$491,006
Net Assets consist of:
Paid in capital		$522,621
Accumulated undistributed net realized gain (loss) on investments		5,087
Net unrealized appreciation (depreciation) on investments		(36,702)
Net Assets		$491,006
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($290,451 ÷ 31,458 shares)		$9.23
Class L:
Net Asset Value, offering price and redemption price per share ($100,485 ÷ 10,880 shares)		$9.24
Class N:
Net Asset Value, offering price and redemption price per share ($100,070 ÷ 10,847 shares)		$9.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$4,652
Expenses
Transfer agent fees	$681
Distribution and service plan fees	253
Independent trustees' compensation	2
Total expenses before reductions	936
Expense reductions	(287)	649
Net investment income (loss)		4,003
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,435)
Capital gain distributions from underlying funds	15,637
Total net realized gain (loss)		14,202
Change in net unrealized appreciation (depreciation) on underlying funds		(33,708)
Net gain (loss)		(19,506)
Net increase (decrease) in net assets resulting from operations		$(15,503)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,003	$2,199
Net realized gain (loss)	14,202	16,491
Change in net unrealized appreciation (depreciation)	(33,708)	(2,994)
Net increase (decrease) in net assets resulting from operations	(15,503)	15,696
Distributions to shareholders from net investment income	(3,886)	(2,357)
Distributions to shareholders from net realized gain	(22,886)	(2,679)
Total distributions	(26,772)	(5,036)
Share transactions - net increase (decrease)	185,709	336,912
Total increase (decrease) in net assets	143,434	347,572
Net Assets
Beginning of period	347,572	–
End of period	$491,006	$347,572

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.08
Net realized and unrealized gain (loss)	(.52)	.42
Total from investment operations	(.42)	.50
Distributions from net investment income	(.09)	(.08)
Distributions from net realized gain	(.60)	(.09)
Total distributions	(.68)C	(.17)
Net asset value, end of period	$9.23	$10.33
Total ReturnD,E	(4.37)%	5.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.20%	.15%H
Expenses net of fee waivers, if any	.10%	.10%H
Expenses net of all reductions	.10%	.10%H
Net investment income (loss)	1.07%	1.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$290	$138
Portfolio turnover rateF	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund Class L

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.08
Net realized and unrealized gain (loss)	(.52)	.43
Total from investment operations	(.42)	.51
Distributions from net investment income	(.08)	(.08)
Distributions from net realized gain	(.60)	(.09)
Total distributions	(.68)	(.17)
Net asset value, end of period	$9.24	$10.34
Total ReturnC,D	(4.38)%	5.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%	.14%G
Expenses net of fee waivers, if any	.10%	.10%G
Expenses net of all reductions	.10%	.10%G
Net investment income (loss)	1.08%	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$100	$105
Portfolio turnover rateE	8%	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund Class N

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.06
Net realized and unrealized gain (loss)	(.52)	.43
Total from investment operations	(.44)	.49
Distributions from net investment income	(.07)	(.07)
Distributions from net realized gain	(.60)	(.09)
Total distributions	(.66)C	(.16)
Net asset value, end of period	$9.23	$10.33
Total ReturnD,E	(4.57)%	4.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.38%H
Expenses net of fee waivers, if any	.35%	.35%H
Expenses net of all reductions	.35%	.35%H
Net investment income (loss)	.82%	.89%H
Supplemental Data
Net assets, end of period (000 omitted)	$100	$105
Portfolio turnover rateF	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated mutual funds and may also invest in unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In April 2016, the Board of Trustees approved a change in the name of Strategic Advisers Multi-Manager Target Date Funds to Fidelity Multi-Manager Target Date Funds effective on or about May 31, 2016.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$1,066,046	$5,168	$(39,298)	$(34,130)
Strategic Advisers Multi-Manager 2005 Fund	358,851	3,193	(17,188)	(13,995)
Strategic Advisers Multi-Manager 2010 Fund	826,985	5,295	(49,381)	(44,086)
Strategic Advisers Multi-Manager 2015 Fund	1,833,226	8,355	(128,376)	(120,021)
Strategic Advisers Multi-Manager 2020 Fund	4,727,015	18,060	(335,850)	(317,790)
Strategic Advisers Multi-Manager 2025 Fund	2,002,654	16,695	(123,648)	(106,953)
Strategic Advisers Multi-Manager 2030 Fund	1,569,592	22,275	(120,722)	(98,447)
Strategic Advisers Multi-Manager 2035 Fund	1,923,983	24,307	(152,082)	(127,775)
Strategic Advisers Multi-Manager 2040 Fund	1,030,986	8,953	(96,659)	(87,706)
Strategic Advisers Multi-Manager 2045 Fund	1,615,157	8,726	(148,875)	(140,149)
Strategic Advisers Multi-Manager 2050 Fund	1,463,465	13,110	(126,376)	(113,266)
Strategic Advisers Multi-Manager 2055 Fund	1,501,271	12,690	(137,254)	(124,564)
Strategic Advisers Multi-Manager 2060 Fund	529,353	2,455	(40,722)	(38,267)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$881	$–	$(34,130)
Strategic Advisers Multi-Manager 2005 Fund	820	–	(13,995)
Strategic Advisers Multi-Manager 2010 Fund	1,495	5,336	(44,086)
Strategic Advisers Multi-Manager 2015 Fund	3,895	1,752	(120,021)
Strategic Advisers Multi-Manager 2020 Fund	8,054	36,643	(317,790)
Strategic Advisers Multi-Manager 2025 Fund	2,722	16,943	(106,953)
Strategic Advisers Multi-Manager 2030 Fund	989	–	(98,447)
Strategic Advisers Multi-Manager 2035 Fund	713	21,516	(127,775)
Strategic Advisers Multi-Manager 2040 Fund	–	13,080	(87,706)
Strategic Advisers Multi-Manager 2045 Fund	250	17,853	(140,149)
Strategic Advisers Multi-Manager 2050 Fund	311	17,833	(113,266)
Strategic Advisers Multi-Manager 2055 Fund	–	18,662	(124,564)
Strategic Advisers Multi-Manager 2060 Fund	–	6,651	(38,267)

In addition, certain Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to March 31, 2016. Loss deferrals were as follows:

Capital losses
Strategic Advisers Multi-Manager Income Fund	$(5,515)
Strategic Advisers Multi-Manager 2005 Fund	(1,356)
Strategic Advisers Multi-Manager 2020 Fund	(6,580)
Strategic Advisers Multi-Manager 2025 Fund	(475)
Strategic Advisers Multi-Manager 2030 Fund	(11,853)

The tax character of distributions paid was as follows:

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$19,725	$19,894	$39,619
Strategic Advisers Multi-Manager 2005 Fund	6,232	9,413	15,645
Strategic Advisers Multi-Manager 2010 Fund	13,839	25,025	38,864
Strategic Advisers Multi-Manager 2015 Fund	34,902	60,539	95,441
Strategic Advisers Multi-Manager 2020 Fund	73,932	150,219	224,151
Strategic Advisers Multi-Manager 2025 Fund	23,436	61,118	84,554
Strategic Advisers Multi-Manager 2030 Fund	18,745	79,162	97,907
Strategic Advisers Multi-Manager 2035 Fund	17,566	73,720	91,286
Strategic Advisers Multi-Manager 2040 Fund	12,578	48,510	61,088
Strategic Advisers Multi-Manager 2045 Fund	18,132	65,593	83,725
Strategic Advisers Multi-Manager 2050 Fund	15,687	73,284	88,971
Strategic Advisers Multi-Manager 2055 Fund	15,440	65,316	80,756
Strategic Advisers Multi-Manager 2060 Fund	5,086	21,686	26,772

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$24,452	$12,460	$36,912
Strategic Advisers Multi-Manager 2005 Fund	8,238	8,766	17,004
Strategic Advisers Multi-Manager 2010 Fund	18,067	18,670	36,737
Strategic Advisers Multi-Manager 2015 Fund	37,370	37,054	74,424
Strategic Advisers Multi-Manager 2020 Fund	70,926	75,287	146,213
Strategic Advisers Multi-Manager 2025 Fund	24,627	28,241	52,868
Strategic Advisers Multi-Manager 2030 Fund	36,760	59,655	96,415
Strategic Advisers Multi-Manager 2035 Fund	28,855	39,214	68,069
Strategic Advisers Multi-Manager 2040 Fund	20,188	30,270	50,458
Strategic Advisers Multi-Manager 2045 Fund	23,956	33,830	57,786
Strategic Advisers Multi-Manager 2050 Fund	32,358	50,944	83,302
Strategic Advisers Multi-Manager 2055 Fund	25,133	37,378	62,511
Strategic Advisers Multi-Manager 2060 Fund	4,720	316	5,036

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	493,911	549,737
Strategic Advisers Multi-Manager 2005 Fund	201,322	173,149
Strategic Advisers Multi-Manager 2010 Fund	310,025	250,053
Strategic Advisers Multi-Manager 2015 Fund	720,982	687,414
Strategic Advisers Multi-Manager 2020 Fund	2,504,111	1,189,269
Strategic Advisers Multi-Manager 2025 Fund	1,114,897	262,361
Strategic Advisers Multi-Manager 2030 Fund	929,721	782,716
Strategic Advisers Multi-Manager 2035 Fund	962,944	248,451
Strategic Advisers Multi-Manager 2040 Fund	409,965	154,902
Strategic Advisers Multi-Manager 2045 Fund	748,038	311,342
Strategic Advisers Multi-Manager 2050 Fund	648,666	373,549
Strategic Advisers Multi-Manager 2055 Fund	589,238	185,432
Strategic Advisers Multi-Manager 2060 Fund	210,329	31,741

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 260	$ 260
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 263	$ 263
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 264	$ 264
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 265	$ 265
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 266	$ 266
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 268	$268
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 269	$269
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 269	$269
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 269	$269
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2060 Fund
Class N	.25%	$ 253	$ 253

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class Level Average Net Assets
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	$442.05
Class L	54.05
Class N	54.05
	$550
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	$86.06
Class L	98.09
Class N	97.09
	$281
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	$253.04
Class L	66.06
Class N	66.06
	$385
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	$1,272.08
Class L	86.08
Class N	86.08
	$1,444
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	$2,997.08
Class L	83.08
Class N	82.08
	$3,162
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	$1,412.11
Class L	98.09
Class N	97.09
	$1,607
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	$1,442.12
Class L	105.10
Class N	104.10
	$1,651
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	$1,936.16
Class L	112.10
Class N	112.10
	$2,160
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	$1,353.21
Class L	123.11
Class N	122.11
	$1,598
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	$2,297.20
Class L	113.10
Class N	112.10
	$2,522
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	$2,097.21
Class L	114.11
Class N	114.11
	$2,325
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	$2,450.25
Class L	115.11
Class N	114.11
	$2,679
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	$390.20
Class L	146.14
Class N	145.14
	$681

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	$92
Class L	.10%	-
Class N	.35%	-
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$241
Class L	.10%	-
Class N	.35%	-
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$770
Class L	.10%	5
Class N	.35%	5
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$732
Class L	.10%	15
Class N	.35%	14
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$1,176
Class L	.10%	5
Class N	.35%	5
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$1,138
Class L	.10%	7
Class N	.35%	6
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$1,481
Class L	.10%	7
Class N	.35%	7
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$198
Class L	.10%	45
Class N	.35%	44

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2016	2015
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$15,176	$14,998
Class L	1,685	1,859
Class N	1,438	1,595
Total	$18,299	$18,452
From net realized gain
Multi-Manager Income	$17,414	$14,916
Class L	1,957	1,774
Class N	1,949	1,770
Total	$21,320	$18,460
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$2,539	$2,027
Class L	1,625	1,777
Class N	1,352	1,513
Total	$5,516	$5,317
From net realized gain
Multi-Manager 2005	$3,986	$4,186
Class L	3,076	3,752
Class N	3,067	3,749
Total	$10,129	$11,687
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$8,965	$7,846
Class L	1,670	1,561
Class N	1,391	1,302
Total	$12,026	$10,709
From net realized gain
Multi-Manager 2010	$19,386	$18,444
Class L	3,731	3,793
Class N	3,721	3,791
Total	$26,838	$26,028
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$25,199	$18,693
Class L	1,661	1,401
Class N	1,394	1,144
Total	$28,254	$21,238
From net realized gain
Multi-Manager 2015	$59,222	$45,772
Class L	3,988	3,708
Class N	3,977	3,706
Total	$67,187	$53,186
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$58,011	$35,894
Class L	1,482	1,481
Class N	1,217	1,216
Total	$60,710	$38,591
From net realized gain
Multi-Manager 2020	$154,346	$99,121
Class L	4,554	4,252
Class N	4,541	4,249
Total	$163,441	$107,622
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$17,411	$10,083
Class L	1,267	1,359
Class N	986	1,099
Total	$19,664	$12,541
From net realized gain
Multi-Manager 2025	$54,834	$30,664
Class L	5,035	4,833
Class N	5,021	4,830
Total	$64,890	$40,327
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$11,967	$14,037
Class L	1,265	1,510
Class N	1,018	1,242
Total	$14,250	$16,789
From net realized gain
Multi-Manager 2030	$70,000	$65,089
Class L	6,838	7,271
Class N	6,819	7,266
Total	$83,657	$79,626
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$12,275	$9,243
Class L	1,013	1,298
Class N	803	1,027
Total	$14,091	$11,568
From net realized gain
Multi-Manager 2035	$64,720	$43,073
Class L	6,246	6,716
Class N	6,229	6,712
Total	$77,195	$56,501
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$6,618	$5,921
Class L	1,027	1,365
Class N	825	1,104
Total	$8,470	$8,390
From net realized gain
Multi-Manager 2040	$38,980	$28,197
Class L	6,862	6,938
Class N	6,776	6,933
Total	$52,618	$42,068
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$12,787	$7,562
Class L	1,031	1,297
Class N	822	1,037
Total	$14,640	$9,896
From net realized gain
Multi-Manager 2045	$57,849	$34,646
Class L	5,654	6,624
Class N	5,582	6,620
Total	$69,085	$47,890
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$10,018	$11,249
Class L	1,106	1,397
Class N	894	1,127
Total	$12,018	$13,773
From net realized gain
Multi-Manager 2050	$63,137	$55,103
Class L	6,937	7,215
Class N	6,879	7,211
Total	$76,953	$69,529
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$9,947	$8,422
Class L	1,008	1,321
Class N	800	1,054
Total	$11,755	$10,797
From net realized gain
Multi-Manager 2055	$55,964	$38,448
Class L	6,527	6,635
Class N	6,510	6,631
Total	$69,001	$51,714
Strategic Advisers Multi-Manager 2060 Fund(a)
From net investment income
Multi-Manager 2060	$2,311	$845
Class L	888	811
Class N	687	701
Total	$3,886	$2,357
From net realized gain
Multi-Manager 2060	$10,623	$917
Class L	6,135	881
Class N	6,128	881
Total	$22,886	$2,679

 (a) Distributions for 2015 are for the period August 5, 2014 (commencement of operations) to March 31, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2016	2015	2016	2015
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	11,399	22,399	$113,683	$233,312
Reinvestment of distributions	3,251	2,916	32,590	29,914
Shares redeemed	(20,904)	(4,341)	(201,844)	(44,814)
Net increase (decrease)	(6,254)	20,974	$(55,571)	$218,412
Class L
Reinvestment of distributions	363	354	$3,642	$3,633
Class N
Reinvestment of distributions	338	328	$3,387	$3,365
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	9,150	23	$93,793	$245
Reinvestment of distributions	645	595	6,525	6,213
Shares redeemed	(7,808)	–	(77,985)	–
Net increase (decrease)	1,987	618	$22,333	$6,458
Class L
Reinvestment of distributions	463	529	$4,701	$5,529
Class N
Reinvestment of distributions	435	504	$4,419	$5,262
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	10,422	22,695	$110,816	$247,555
Reinvestment of distributions	2,726	2,454	28,351	26,290
Shares redeemed	(7,541)	–	(79,222)	–
Net increase (decrease)	5,607	25,149	$59,945	$273,845
Class L
Reinvestment of distributions	519	499	$5,401	$5,354
Class N
Reinvestment of distributions	491	475	$5,112	$5,093
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	32,066	84,482	$343,602	$938,353
Reinvestment of distributions	7,990	5,937	84,421	64,465
Shares redeemed	(37,772)	(5,712)	(385,921)	(64,673)
Net increase (decrease)	2,284	84,707	$42,102	$938,145
Class L
Reinvestment of distributions	534	470	$5,649	$5,109
Class N
Reinvestment of distributions	507	447	$5,371	$4,850
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	156,312	155,423	$1,694,454	$1,750,691
Reinvestment of distributions	20,068	12,303	212,357	135,015
Shares redeemed	(52,653)	(20,182)	(560,374)	(222,743)
Net increase (decrease)	123,727	147,544	$1,346,437	$1,662,963
Class L
Reinvestment of distributions	567	522	$6,036	$5,733
Class N
Reinvestment of distributions	541	498	$5,758	$5,465
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	76,777	58,082	$829,793	$657,060
Reinvestment of distributions	6,677	3,637	72,245	40,747
Shares redeemed	(4,097)	(10,346)	(43,758)	(118,402)
Net increase (decrease)	79,357	51,373	$858,280	$579,405
Class L
Reinvestment of distributions	577	552	$6,302	$6,192
Class N
Reinvestment of distributions	550	529	$6,007	$5,929
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	74,942	51,840	$775,264	$597,602
Reinvestment of distributions	7,670	7,097	81,967	79,126
Shares redeemed	(64,261)	(22,269)	(693,594)	(261,022)
Net increase (decrease)	18,351	36,668	$163,637	$415,706
Class L
Reinvestment of distributions	761	787	$8,103	$8,781
Class N
Reinvestment of distributions	735	763	$7,837	$8,508
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	77,261	48,556	$824,537	$571,977
Reinvestment of distributions	6,983	4,562	76,995	52,316
Shares redeemed	(15,936)	(4,636)	(179,461)	(55,667)
Net increase (decrease)	68,308	48,482	$722,071	$568,626
Class L
Reinvestment of distributions	654	698	$7,259	$8,014
Class N
Reinvestment of distributions	633	674	$7,032	$7,739
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	30,701	28,047	$332,212	$332,625
Reinvestment of distributions	4,142	2,973	45,598	34,118
Shares redeemed	(11,151)	(10,311)	(119,612)	(123,539)
Net increase (decrease)	23,692	20,709	$258,198	$243,204
Class L
Reinvestment of distributions	713	723	$7,889	$8,303
Class N
Reinvestment of distributions	687	700	$7,601	$8,037
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	58,212	57,992	$630,540	$686,592
Reinvestment of distributions	6,357	3,654	70,636	42,208
Shares redeemed	(25,485)	(9,118)	(262,103)	(107,805)
Net increase (decrease)	39,084	52,528	$439,073	$620,995
Class L
Reinvestment of distributions	597	686	$6,685	$7,921
Class N
Reinvestment of distributions	572	662	$6,404	$7,657
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	52,504	33,556	$560,155	$397,173
Reinvestment of distributions	6,608	5,769	73,155	66,352
Shares redeemed	(31,341)	(8,996)	(346,681)	(106,119)
Net increase (decrease)	27,771	30,329	$286,629	$357,406
Class L
Reinvestment of distributions	727	748	$8,043	$8,612
Class N
Reinvestment of distributions	702	725	$7,773	$8,338
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	45,428	43,717	$496,282	$522,555
Reinvestment of distributions	5,889	4,023	65,911	46,870
Shares redeemed	(13,518)	(5,343)	(151,383)	(63,000)
Net increase (decrease)	37,799	42,397	$410,810	$506,425
Class L
Reinvestment of distributions	670	682	$7,535	$7,956
Class N
Reinvestment of distributions	649	659	$7,310	$7,685
Strategic Advisers Multi-Manager 2060 Fund(a)
Multi-Manager 2060
Shares sold	17,277	13,161	$163,354	$132,095
Reinvestment of distributions	1,332	174	12,934	1,762
Shares redeemed	(464)	(22)	(4,417)	(221)
Net increase (decrease)	18,145	13,313	$171,871	$133,636
Class L
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	713	167	7,023	1,693
Net increase (decrease)	713	10,167	$7,023	$101,693
Class N
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	691	156	6,815	1,583
Net increase (decrease)	691	10,156	$6,815	$101,583

 (a) Share transactions for 2015 are for period August 5, 2014 (commencement of operations) to March 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated
Strategic Advisers Multi-Manager Income Fund	31%
Strategic Advisers Multi-Manager 2005 Fund	94%
Strategic Advisers Multi-Manager 2010 Fund	42%
Strategic Advisers Multi-Manager 2015 Fund	19%
Strategic Advisers Multi-Manager 2025 Fund	18%
Strategic Advisers Multi-Manager 2030 Fund	23%
Strategic Advisers Multi-Manager 2035 Fund	19%
Strategic Advisers Multi-Manager 2040 Fund	36%
Strategic Advisers Multi-Manager 2045 Fund	23%
Strategic Advisers Multi-Manager 2050 Fund	25%
Strategic Advisers Multi-Manager 2055 Fund	25%
Strategic Advisers Multi-Manager 2060 Fund	61%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Boylston Street Trust and the Shareholders of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund, including the schedules of investments, as of March 31, 2016, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund as of March 31, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Except for Geoffrey A. von Kuhn, each of the Trustees oversees 240 funds. Mr. von Kuhn oversees 187 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$1,000.00	$1,023.50	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class L	.05%
Actual		$1,000.00	$1,024.40	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class N	.30%
Actual		$1,000.00	$1,023.20	$1.52
Hypothetical-C		$1,000.00	$1,023.50	$1.52
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.06%
Actual		$1,000.00	$1,029.60	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class L	.09%
Actual		$1,000.00	$1,029.30	$.46
Hypothetical-C		$1,000.00	$1,024.55	$.46
Class N	.34%
Actual		$1,000.00	$1,027.40	$1.72
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.04%
Actual		$1,000.00	$1,031.80	$.20
Hypothetical-C		$1,000.00	$1,024.80	$.20
Class L	.06%
Actual		$1,000.00	$1,031.70	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class N	.31%
Actual		$1,000.00	$1,030.80	$1.57
Hypothetical-C		$1,000.00	$1,023.45	$1.57
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$1,033.90	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class L	.08%
Actual		$1,000.00	$1,034.90	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class N	.33%
Actual		$1,000.00	$1,033.00	$1.68
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$1,036.40	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class L	.08%
Actual		$1,000.00	$1,036.30	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class N	.33%
Actual		$1,000.00	$1,034.30	$1.68
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$1,037.60	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.09%
Actual		$1,000.00	$1,037.40	$.46
Hypothetical-C		$1,000.00	$1,024.55	$.46
Class N	.34%
Actual		$1,000.00	$1,035.40	$1.73
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$1,040.40	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,040.60	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,038.60	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$1,040.40	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,041.30	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,039.30	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$1,041.30	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,041.20	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,039.30	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$1,040.80	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,041.60	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,039.60	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$1,041.20	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,041.20	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,039.20	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$1,041.50	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,040.40	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,040.40	$1.79
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$1,040.30	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,040.30	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,041.20	$1.79
Hypothetical-C		$1,000.00	$1,023.25	$1.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Strategic Advisers Multi-Manager Income Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.006	$0.000
Class N	05/16/2016	05/13/2016	$0.004	$0.000
Strategic Advisers Multi-Manager 2005 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.029	$0.000
Class N	05/16/2016	05/13/2016	$0.022	$0.000
Strategic Advisers Multi-Manager 2010 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.022	$0.070
Class N	05/16/2016	05/13/2016	$0.016	$0.070
Strategic Advisers Multi-Manager 2015 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.027	$0.011
Class N	05/16/2016	05/13/2016	$0.021	$0.011
Strategic Advisers Multi-Manager 2020 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.021	$0.087
Class N	05/16/2016	05/13/2016	$0.015	$0.087
Strategic Advisers Multi-Manager 2025 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.018	$0.098
Class N	05/16/2016	05/13/2016	$0.012	$0.098
Strategic Advisers Multi-Manager 2030 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.009	$0.000
Class N	05/16/2016	05/13/2016	$0.003	$0.000
Strategic Advisers Multi-Manager 2035 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.003	$0.131
Class N	05/16/2016	05/13/2016	$0.000	$0.128
Strategic Advisers Multi-Manager 2040 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.000	$0.146
Class N	05/16/2016	05/13/2016	$0.000	$0.146
Strategic Advisers Multi-Manager 2045 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.000	$0.130
Class N	05/16/2016	05/13/2016	$0.000	$0.127
Strategic Advisers Multi-Manager 2050 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.002	$0.145
Class N	05/16/2016	05/13/2016	$0.000	$0.143
Strategic Advisers Multi-Manager 2055 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.000	$0.156
Class N	05/16/2016	05/13/2016	$0.000	$0.156
Strategic Advisers Multi-Manager 2060 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/16/2016	05/13/2016	$0.000	$0.130
Class N	05/16/2016	05/13/2016	$0.000	$0.130

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Strategic Advisers Multi-Manager Income Fund	$ 5,683
Strategic Advisers Multi-Manager 2005 Fund	$3,084
Strategic Advisers Multi-Manager 2010 Fund	$12,924
Strategic Advisers Multi-Manager 2015 Fund	$17,735
Strategic Advisers Multi-Manager 2020 Fund	$98,674
Strategic Advisers Multi-Manager 2025 Fund	$39,949
Strategic Advisers Multi-Manager 2030 Fund	$28,163
Strategic Advisers Multi-Manager 2035 Fund	$49,884
Strategic Advisers Multi-Manager 2040 Fund	$31,096
Strategic Advisers Multi-Manager 2045 Fund	$45,944
Strategic Advisers Multi-Manager 2050 Fund	$40,743
Strategic Advisers Multi-Manager 2055 Fund	$43,292
Strategic Advisers Multi-Manager 2060 Fund	$14,418

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Strategic Advisers Multi-Manager Income Fund	4.79%
Strategic Advisers Multi-Manager 2005 Fund	3.45%
Strategic Advisers Multi-Manager 2010 Fund	3.08%
Strategic Advisers Multi-Manager 2015 Fund	2.46%
Strategic Advisers Multi-Manager 2020 Fund	1.93%
Strategic Advisers Multi-Manager 2025 Fund	1.47%
Strategic Advisers Multi-Manager 2030 Fund	0.60%
Strategic Advisers Multi-Manager 2035 Fund	0.08%
Strategic Advisers Multi-Manager 2040 Fund	0.07%
Strategic Advisers Multi-Manager 2045 Fund	0.07%
Strategic Advisers Multi-Manager 2050 Fund	0.07%
Strategic Advisers Multi-Manager 2055 Fund	0.07%
Strategic Advisers Multi-Manager 2060 Fund	0.08%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Strategic Advisers Multi-Manager Income Fund	Class L	Class N
May 2015	10%	13%
June 2015	11%	13%
July 2015	11%	13%
August 2015	11%	13%
September 2015	11%	13%
October 2015	11%	13%
November 2015	11%	13%
December 2015	11%	12%
February 2016	0%	0%
March 2016	0%	0%
Strategic Advisers Multi-Manager 2005 Fund
May 2015	1%	1%
December 2015	17%	19%
Strategic Advisers Multi-Manager 2010 Fund
May 2015	1%	1%
December 2015	19%	21%
Strategic Advisers Multi-Manager 2015 Fund
May 2015	2%	2%
December 2015	23%	26%
Strategic Advisers Multi-Manager 2020 Fund
May 2015	2%	2%
December 2015	25%	29%
Strategic Advisers Multi-Manager 2025 Fund
May 2015	4%	6%
December 2015	29%	35%
Strategic Advisers Multi-Manager 2030 Fund
May 2015	20%	0%
December 2015	36%	41%
Strategic Advisers Multi-Manager 2035 Fund
May 2015	0%	0%
December 2015	43%	51%
Strategic Advisers Multi-Manager 2040 Fund
May 2015	4%	6%
December 2015	41%	48%
Strategic Advisers Multi-Manager 2045 Fund
May 2015	12%	0%
December 2015	43%	51%
Strategic Advisers Multi-Manager 2050 Fund
May 2015	24%	0%
December 2015	43%	50%
Strategic Advisers Multi-Manager 2055 Fund
May 2015	0%	0%
December 2015	42%	49%
Strategic Advisers Multi-Manager 2060 Fund
May 2015	0%	0%
December 2015	45%	54%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Strategic Advisers Multi-Manager Income Fund	Class L	Class N
May 2015	17%	22%
June 2015	19%	23%
July 2015	19%	22%
August 2015	19%	21%
September 2015	19%	23%
October 2015	19%	23%
November 2015	19%	23%
December 2015	19%	21%
February 2016	0%	0%
March 2016	0%	0%
Strategic Advisers Multi-Manager 2005 Fund
May 2015	2%	3%
December 2015	29%	33%
Strategic Advisers Multi-Manager 2010 Fund
May 2015	2%	3%
December 2015	33%	37%
Strategic Advisers Multi-Manager 2015 Fund
May 2015	3%	3%
December 2015	39%	45%
Strategic Advisers Multi-Manager 2020 Fund
May 2015	4%	5%
December 2015	44%	50%
Strategic Advisers Multi-Manager 2025 Fund
May 2015	7%	12%
December 2015	53%	62%
Strategic Advisers Multi-Manager 2030 Fund
May 2015	34%	0%
December 2015	60%	69%
Strategic Advisers Multi-Manager 2035 Fund
May 2015	0%	0%
December 2015	76%	90%
Strategic Advisers Multi-Manager 2040 Fund
May 2015	8%	11%
December 2015	72%	84%
Strategic Advisers Multi-Manager 2045 Fund
May 2015	22%	0%
December 2015	76%	90%
Strategic Advisers Multi-Manager 2050 Fund
May 2015	42%	0%
December 2015	74%	86%
Strategic Advisers Multi-Manager 2055 Fund
May 2015	0%	0%
December 2015	73%	86%
Strategic Advisers Multi-Manager 2060 Fund
May 2015	0%	0%
December 2015	78%	94%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Strategic Advisers Multi-Manager Income Fund
Class L	12/31/2015	$0.0151	$0.0019
Class N	12/31/2015	$0.0164	$0.0019
Strategic Advisers Multi-Manager 2005 Fund
Class L	12/31/2015	$0.0231	$0.0029
Class N	12/31/2015	$0.0266	$0.0029
Strategic Advisers Multi-Manager 2010 Fund
Class L	12/31/2015	$0.0303	$0.0037
Class N	12/31/2015	$0.0346	$0.0037
Strategic Advisers Multi-Manager 2015 Fund
Class L	12/31/2015	$0.0365	$0.0044
Class N	12/31/2015	$0.0415	$0.0044
Strategic Advisers Multi-Manager 2020 Fund
Class L	12/31/2015	$0.0372	$0.0049
Class N	12/31/2015	$0.0426	$0.0049
Strategic Advisers Multi-Manager 2025 Fund
Class L	12/31/2015	$0.0396	$0.0054
Class N	12/31/2015	$0.0467	$0.0054
Strategic Advisers Multi-Manager 2030 Fund
Class L	12/31/2015	$0.0568	$0.0064
Class N	12/31/2015	$0.0651	$0.0064
Strategic Advisers Multi-Manager 2035 Fund
Class L	12/31/2015	$0.0555	$0.0073
Class N	12/31/2015	$0.0658	$0.0073
Strategic Advisers Multi-Manager 2040 Fund
Class L	12/31/2015	$0.0580	$0.0072
Class N	12/31/2015	$0.0676	$0.0072
Strategic Advisers Multi-Manager 2045 Fund
Class L	12/31/2015	$0.0546	$0.0073
Class N	12/31/2015	$0.0648	$0.0073
Strategic Advisers Multi-Manager 2050 Fund
Class L	12/31/2015	$0.0610	$0.0074
Class N	12/31/2015	$0.0711	$0.0074
Strategic Advisers Multi-Manager 2055 Fund
Class L	12/31/2015	$0.0577	$0.0073
Class N	12/31/2015	$0.0677	$0.0073

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on January 15, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
John Engler
Affirmative	6,221,741.96	91.269
Withheld	595,205.12	8.731
TOTAL	6,816,947.08	100.000
Albert R. Gamper, Jr.
Affirmative	6,221,741.96	91.269
Withheld	595,205.12	8.731
TOTAL	6,816,947.08	100.000
Robert F. Gartland
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
Abigail P. Johnson
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
Arthur E. Johnson
Affirmative	6,207,439.24	91.059
Withheld	609,507.84	8.941
TOTAL	6,816,947.08	100.000
Michael E. Kenneally
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
James H. Keyes
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
Marie L. Knowles
Affirmative	6,207,439.24	91.059
Withheld	609,507.84	8.941
TOTAL	6,816,947.08	100.000
Geoffrey A. von Kuhn
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
Proposal 1 reflects trust wide proposal and voting results.

OLF-L-OLF-N-ANN-0516
1.9584950.102

Strategic Advisers® Multi-Manager Target Date Funds (to be renamed Fidelity® Multi-Manager Target Date Funds) - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060

Annual Report

March 31, 2016

Contents

Management's Discussion of Fund Performance
Strategic Advisers® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Strategic Advisers® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Strategic Advisers® Multi-Manager Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager Income Fund	(0.65)%	2.68%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager Income Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,906	Strategic Advisers® Multi-Manager Income Fund
$10,782	Barclays® U.S. Aggregate Bond Index

Strategic Advisers® Multi-Manager 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2005 Fund	(1.34)%	3.74%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2005 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,278	Strategic Advisers® Multi-Manager 2005 Fund
$10,782	Barclays® U.S. Aggregate Bond Index

Strategic Advisers® Multi-Manager 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2010 Fund	(1.85)%	4.50%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2010 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,554	Strategic Advisers® Multi-Manager 2010 Fund
$10,782	Barclays® U.S. Aggregate Bond Index

Strategic Advisers® Multi-Manager 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2015 Fund	(2.32)%	4.70%

 A From December 20, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2015 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,625	Strategic Advisers® Multi-Manager 2015 Fund
$10,782	Barclays® U.S. Aggregate Bond Index

Strategic Advisers® Multi-Manager 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2020 Fund	(2.56)%	5.04%

 A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2020 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,751	Strategic Advisers® Multi-Manager 2020 Fund
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2025 Fund	(3.05)%	5.93%

 A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2025 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,080	Strategic Advisers® Multi-Manager 2025 Fund
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2030 Fund	(3.92)%	6.09%

 A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2030 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,139	Strategic Advisers® Multi-Manager 2030 Fund
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2035 Fund	(4.45)%	6.65%

 A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2035 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,351	Strategic Advisers® Multi-Manager 2035 Fund
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2040 Fund	(4.35)%	6.76%

 A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2040 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,392	Strategic Advisers® Multi-Manager 2040 Fund
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2045 Fund	(4.40)%	6.90%

 A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2045 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,444	Strategic Advisers® Multi-Manager 2045 Fund
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2050 Fund	(4.38)%	6.96%

 A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2050 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,468	Strategic Advisers® Multi-Manager 2050 Fund
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2055 Fund	(4.38)%	7.17%

 A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2055 Fund, a class of the fund, on December 20, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,548	Strategic Advisers® Multi-Manager 2055 Fund
$15,285	S&P 500® Index

Strategic Advisers® Multi-Manager 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Strategic Advisers® Multi-Manager 2060 Fund	(4.37)%	0.26%

 A From August 5, 2014.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,044	Strategic Advisers® Multi-Manager 2060 Fund
$11,115	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Around the globe, equities declined for the 12 months ending March 31, 2016. The Dow Jones U.S. Total Stock Market Index℠, a broad measure of U.S. equity performance, returned -0.43%. With no particular regional bias, the non-U.S. major-markets MSCI World ex USA Index fell further, returning -8.44%. And despite a robust, late-period rally, the MSCI Emerging Markets Index delivered a return of -11.70%.

Stocks took a late-summer dive on fear of an economic slowdown in China, recovering in October after the U.S. Federal Reserve delayed raising target interest rates until mid-December. A rate cut in China and stimulus in Europe also helped. Nevertheless, persistent commodity weakness and U.S.-dollar strength pushed many markets to their worst January in years. A volatile February saw central banks in Europe, Japan and China take aggressive action aimed at reigniting their economies; the Fed added fuel by softening its schedule for future rate hikes.

Large-cap stocks handily outpaced small-caps in the U.S.; overseas, rankings reversed. Globally, growth bested value-oriented stocks. Volatility helped traditionally defensive sectors outperform cyclicals, while falling bond yields only strengthened demand within these same dividend-rich corners of the market - telecommunication services, utilities and consumer staples, in particular. Conversely, commodity-related sectors such as energy and materials declined substantially, despite an impressive turnaround near period end.

Fixed-income investors shunned riskier debt for much of the year. The Barclays® U.S. Aggregate Bond Index rose 1.96%, led by Treasury and agency mortgage-backed securities; investment-grade corporate credit lagged. Emerging-markets debt and real estate income-oriented securities each had solid runs, ranking among the top-performing asset classes for the year. Meanwhile, high-yield bonds, as measured by The BofA Merrill Lynch US High Yield Constrained Index℠, returned -3.96%. A spirited, late-period comeback could not overcome earlier spread-widening.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2016, the share classes of each Fund posted a negative return. Results moved along a spectrum, with nearer-term, more conservative Funds posting modest negatives and longer-dated, more aggressive Funds posting somewhat larger negatives. On a relative basis, each Fund lagged its respective Composite benchmark. (For specific Fund results, please refer to the performance section of this report.) Overall, allocation decisions detracted from Composite-relative results, largely due to underweighting investment-grade debt. Allocations to portfolio diversifiers, such as the commodity and high-yield debt segments, also detracted; however, we believe such exposures remain important. Commodities may help protect against inflation, and Fund exposure to high-yield debt is an expression of value we see relative to investment-grade bonds. Selection effects also detracted, as the market proved challenging for a subset of underlying equity managers, particularly among U.S. large-cap growth investments. In the non-U.S. equity asset class, allocation decisions contributed to relative results overall; selection effects were mixed. At period end, our positions align with a view that the U.S. economy is experiencing signs of late cycle. We believe the environment remains favorable to risk assets and supports the Funds’ modest overweightings in equities and corporate credit, underweightings in core fixed income. We recently increased Fund exposure to emerging-markets equities, Treasury Inflation-Protected Securities and commodities, while reducing exposure to nominal bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On April 1, 2016, Fidelity® Commodity Strategy Central Fund shifted from an index-tracking to an enhanced-index approach, providing the Funds greater investment flexibility in managing commodity exposure.

Strategic Advisers® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	0.7
Strategic Advisers Core Multi-Manager Fund Class F	5.2	5.6
Strategic Advisers Growth Multi-Manager Fund Class F	4.3	4.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.6	2.8
Strategic Advisers Value Multi-Manager Fund Class F	5.2	5.6
	18.5	19.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.5	3.3
Strategic Advisers International Multi-Manager Fund Class F	4.5	4.1
	9.0	7.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.8	3.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	38.9	41.0
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	47.0	49.0
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	16.5	0.0
Fidelity Series Short-Term Credit Fund Class F	9.0	7.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	17.0
	25.5	24.3
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.5%
International Equity Funds	9.0%
Bond Funds	47.0%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	19.3%
International Equity Funds	7.4%
Bond Funds	49.0%
Short-Term Funds	24.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager Income Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,595	$12,821
Strategic Advisers Core Multi-Manager Fund Class F (b)	4,514	53,445
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,436	44,598
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,720	26,768
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,023	53,390
TOTAL DOMESTIC EQUITY FUNDS
(Cost $206,647)		191,022

International Equity Funds - 9.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,430	45,826
Strategic Advisers International Multi-Manager Fund Class F (b)	4,274	46,760
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $99,245)		92,586

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	685	6,498
Fidelity Series Floating Rate High Income Fund Class F (b)	287	2,578
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,961	39,172
Fidelity Series Real Estate Income Fund Class F (b)	456	4,962
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	40,625	400,970
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,363	31,145
TOTAL BOND FUNDS
(Cost $488,007)		485,325

Short-Term Funds - 25.5%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	170,557	170,557
Fidelity Series Short-Term Credit Fund Class F (b)	9,252	92,426
TOTAL SHORT-TERM FUNDS
(Cost $262,919)		262,983
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,056,818)		1,031,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60)
NET ASSETS - 100%		$1,031,856

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$171,648	$1,092	$37	$170,557
Fidelity Institutional Money Market Portfolio Class F 0.39%	156,406	83,354	239,759	355	-
Fidelity Series Commodity Strategy Fund Class F	9,834	7,799	3,052	-	12,821
Fidelity Series Emerging Markets Debt Fund Class F	6,076	1,890	1,258	426	6,498
Fidelity Series Floating Rate High Income Fund Class F	5,691	609	3,473	167	2,578
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,687	7,605	8,569	81	39,172
Fidelity Series Real Estate Income Fund Class F	5,486	854	1,151	271	4,962
Fidelity Series Short-Term Credit Fund Class F	117,519	42,033	66,952	1,097	92,426
Strategic Advisers Core Income Multi-Manager Fund Class F	468,643	58,798	117,196	12,146	400,970
Strategic Advisers Core Multi-Manager Fund Class F	61,298	18,498	20,987	539	53,445
Strategic Advisers Emerging Markets Fund of Funds Class F	29,047	30,923	8,847	610	45,826
Strategic Advisers Growth Multi-Manager Fund Class F	50,991	14,307	17,313	253	44,598
Strategic Advisers Income Opportunities Fund of Funds Class F	38,623	6,008	9,274	2,023	31,145
Strategic Advisers International Multi-Manager Fund Class F	51,072	21,146	21,087	599	46,760
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	30,902	10,926	9,853	-	26,768
Strategic Advisers Value Multi-Manager Fund Class F	61,542	17,513	19,874	721	53,390
Total	$1,132,817	$493,911	$549,737	$19,325	$1,031,916

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,056,818) — See accompanying schedule		$1,031,916
Receivable for investments sold		14,467
Receivable for fund shares sold		1,771
Total assets		1,048,154
Liabilities
Payable for investments purchased	$16,237
Distribution and service plan fees payable	22
Other affiliated payables	39
Total liabilities		16,298
Net Assets		$1,031,856
Net Assets consist of:
Paid in capital		$1,070,619
Undistributed net investment income		881
Accumulated undistributed net realized gain (loss) on investments		(14,742)
Net unrealized appreciation (depreciation) on investments		(24,902)
Net Assets		$1,031,856
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($821,653 ÷ 82,874 shares)		$9.91
Class L:
Net Asset Value, offering price and redemption price per share ($105,407 ÷ 10,630 shares)		$9.92
Class N:
Net Asset Value, offering price and redemption price per share ($104,796 ÷ 10,574 shares)		$9.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$19,325
Expenses
Transfer agent fees	$550
Distribution and service plan fees	260
Independent trustees' compensation	5
Total expenses		815
Net investment income (loss)		18,510
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(19,163)
Capital gain distributions from underlying funds	13,741
Total net realized gain (loss)		(5,422)
Change in net unrealized appreciation (depreciation) on underlying funds		(25,916)
Net gain (loss)		(31,338)
Net increase (decrease) in net assets resulting from operations		$(12,828)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,510	$18,193
Net realized gain (loss)	(5,422)	28,823
Change in net unrealized appreciation (depreciation)	(25,916)	(8,319)
Net increase (decrease) in net assets resulting from operations	(12,828)	38,697
Distributions to shareholders from net investment income	(18,299)	(18,452)
Distributions to shareholders from net realized gain	(21,320)	(18,460)
Total distributions	(39,619)	(36,912)
Share transactions - net increase (decrease)	(48,542)	225,410
Total increase (decrease) in net assets	(100,989)	227,195
Net Assets
Beginning of period	1,132,845	905,650
End of period (including undistributed net investment income of $881 and undistributed net investment income of $949, respectively)	$1,031,856	$1,132,845

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.18	.14	.04
Net realized and unrealized gain (loss)	(.24)	.22	.24	.13
Total from investment operations	(.07)	.40	.38	.17
Distributions from net investment income	(.16)	(.19)	(.12)	(.03)
Distributions from net realized gain	(.19)	(.18)	(.11)	–
Total distributions	(.35)	(.36)C	(.23)	(.03)
Net asset value, end of period	$9.91	$10.33	$10.29	$10.14
Total ReturnD,E	(.65)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%H
Expenses net of all reductions	.05%	.05%	.06%	.06%H
Net investment income (loss)	1.66%	1.77%	1.43%	1.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$822	$921	$702	$102
Portfolio turnover rate F	44%	23%	40%	0%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.17	.18	.05
Net realized and unrealized gain (loss)	(.23)	.22	.15
Total from investment operations	(.06)	.40	.20
Distributions from net investment income	(.16)	(.19)	(.04)
Distributions from net realized gain	(.19)	(.18)	(.06)
Total distributions	(.35)	(.36)C	(.10)
Net asset value, end of period	$9.92	$10.33	$10.29
Total ReturnD	(.57)%	3.97%	2.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.06%	.06%G
Expenses net of fee waivers, if any	.05%	.06%	.06%G
Expenses net of all reductions	.05%	.06%	.06%G
Net investment income (loss)	1.66%	1.77%	1.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$105	$106	$102
Portfolio turnover rate E	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager Income Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.14	.16	.04
Net realized and unrealized gain (loss)	(.23)	.22	.16
Total from investment operations	(.09)	.38	.20
Distributions from net investment income	(.14)	(.16)	(.04)
Distributions from net realized gain	(.19)	(.18)	(.06)
Total distributions	(.33)	(.34)	(.10)
Net asset value, end of period	$9.91	$10.33	$10.29
Total ReturnC	(.90)%	3.71%	1.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%	.31%	.32%F
Expenses net of fee waivers, if any	.30%	.31%	.32%F
Expenses net of all reductions	.30%	.31%	.32%F
Net investment income (loss)	1.41%	1.52%	1.36%F
Supplemental Data
Net assets, end of period (000 omitted)	$105	$106	$102
Portfolio turnover rateD	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.7
Strategic Advisers Core Multi-Manager Fund Class F	7.8	8.4
Strategic Advisers Growth Multi-Manager Fund Class F	6.5	7.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.9	4.2
Strategic Advisers Value Multi-Manager Fund Class F	7.8	8.4
	27.3	28.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	4.3
Strategic Advisers International Multi-Manager Fund Class F	7.5	7.4
	13.0	11.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.3	3.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	34.5	36.3
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	42.2	43.9
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	11.4	0.0
Fidelity Series Short-Term Credit Fund Class F	6.1	4.7
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	11.0
	17.5	15.7
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.3%
International Equity Funds	13.0%
Bond Funds	42.2%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	28.7%
International Equity Funds	11.7%
Bond Funds	43.9%
Short-Term Funds	15.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2005 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 27.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	880	$4,349
Strategic Advisers Core Multi-Manager Fund Class F (b)	2,277	26,954
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,733	22,492
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,372	13,500
Strategic Advisers Value Multi-Manager Fund Class F (b)	2,029	26,926
TOTAL DOMESTIC EQUITY FUNDS
(Cost $100,202)		94,221

International Equity Funds - 13.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,253	19,015
Strategic Advisers International Multi-Manager Fund Class F (b)	2,364	25,864
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,267)		44,879

Bond Funds - 42.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	230	2,184
Fidelity Series Floating Rate High Income Fund Class F (b)	95	850
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,160	11,468
Fidelity Series Real Estate Income Fund Class F (b)	153	1,668
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	12,047	118,898
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,120	10,370
TOTAL BOND FUNDS
(Cost $146,560)		145,438

Short-Term Funds - 17.5%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	39,271	39,271
Fidelity Series Short-Term Credit Fund Class F (b)	2,107	21,047
TOTAL SHORT-TERM FUNDS
(Cost $60,305)		60,318
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $355,334)		344,856
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$344,820

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$39,276	$4	$8	$39,271
Fidelity Institutional Money Market Portfolio Class F 0.39%	28,335	27,324	55,659	75	-
Fidelity Series Commodity Strategy Fund Class F	2,677	2,937	688	-	4,349
Fidelity Series Emerging Markets Debt Fund Class F	2,044	782	585	140	2,184
Fidelity Series Floating Rate High Income Fund Class F	1,673	319	1,064	52	850
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,183	4,092	2,937	22	11,468
Fidelity Series Real Estate Income Fund Class F	1,620	558	443	86	1,668
Fidelity Series Short-Term Credit Fund Class F	21,364	13,552	13,837	228	21,047
Strategic Advisers Core Income Multi-Manager Fund Class F	121,790	39,963	40,504	3,422	118,898
Strategic Advisers Core Multi-Manager Fund Class F	28,235	13,274	11,900	275	26,954
Strategic Advisers Emerging Markets Fund of Funds Class F	12,746	12,198	3,737	252	19,015
Strategic Advisers Growth Multi-Manager Fund Class F	23,499	10,457	9,873	131	22,492
Strategic Advisers Income Opportunities Fund of Funds Class F	11,811	3,869	3,973	649	10,370
Strategic Advisers International Multi-Manager Fund Class F	26,468	13,197	11,450	356	25,864
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	14,257	7,246	5,576	-	13,500
Strategic Advisers Value Multi-Manager Fund Class F	28,345	12,278	10,919	368	26,926
Total	$335,047	$201,322	$173,149	$6,064	$344,856

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $355,334) — See accompanying schedule		$344,856
Receivable for investments sold		5,680
Total assets		350,536
Liabilities
Payable for investments purchased	$5,682
Distribution and service plan fees payable	22
Other affiliated payables	12
Total liabilities		5,716
Net Assets		$344,820
Net Assets consist of:
Paid in capital		$359,353
Undistributed net investment income		819
Accumulated undistributed net realized gain (loss) on investments		(4,874)
Net unrealized appreciation (depreciation) on investments		(10,478)
Net Assets		$344,820
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($133,309 ÷ 13,361 shares)		$9.98
Class L:
Net Asset Value, offering price and redemption price per share ($106,062 ÷ 10,639 shares)		$9.97
Class N:
Net Asset Value, offering price and redemption price per share ($105,449 ÷ 10,584 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$6,064
Expenses
Transfer agent fees	$281
Distribution and service plan fees	263
Independent trustees' compensation	1
Total expenses		545
Net investment income (loss)		5,519
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(7,530)
Capital gain distributions from underlying funds	6,832
Total net realized gain (loss)		(698)
Change in net unrealized appreciation (depreciation) on underlying funds		(10,838)
Net gain (loss)		(11,536)
Net increase (decrease) in net assets resulting from operations		$(6,017)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,519	$5,382
Net realized gain (loss)	(698)	15,183
Change in net unrealized appreciation (depreciation)	(10,838)	(5,527)
Net increase (decrease) in net assets resulting from operations	(6,017)	15,038
Distributions to shareholders from net investment income	(5,516)	(5,317)
Distributions to shareholders from net realized gain	(10,129)	(11,687)
Total distributions	(15,645)	(17,004)
Share transactions - net increase (decrease)	31,453	17,249
Total increase (decrease) in net assets	9,791	15,283
Net Assets
Beginning of period	335,029	319,746
End of period (including undistributed net investment income of $819 and undistributed net investment income of $894, respectively)	$344,820	$335,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.19	.14	.05
Net realized and unrealized gain (loss)	(.30)	.31	.49	.22
Total from investment operations	(.14)	.50	.63	.27
Distributions from net investment income	(.16)	(.19)	(.10)	–
Distributions from net realized gain	(.30)	(.39)	(.15)	–
Total distributions	(.46)	(.57)C	(.25)	–
Net asset value, end of period	$9.98	$10.58	$10.65	$10.27
Total ReturnD,E	(1.34)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.06%	.05%	.06%	.06%H
Expenses net of all reductions	.06%	.05%	.06%	.06%H
Net investment income (loss)	1.63%	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$133	$120	$115	$103
Portfolio turnover rateF	48%	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.16	.18	.06
Net realized and unrealized gain (loss)	(.30)	.32	.22
Total from investment operations	(.14)	.50	.28
Distributions from net investment income	(.16)	(.18)	(.06)
Distributions from net realized gain	(.30)	(.39)	(.09)
Total distributions	(.46)	(.57)	(.15)
Net asset value, end of period	$9.97	$10.57	$10.64
Total ReturnC,D	(1.39)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.10%	.07%G
Expenses net of fee waivers, if any	.09%	.10%	.07%G
Expenses net of all reductions	.09%	.10%	.07%G
Net investment income (loss)	1.59%	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$108	$103
Portfolio turnover rateE	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2005 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.14	.16	.05
Net realized and unrealized gain (loss)	(.31)	.31	.21
Total from investment operations	(.17)	.47	.26
Distributions from net investment income	(.13)	(.16)	(.06)
Distributions from net realized gain	(.30)	(.39)	(.09)
Total distributions	(.43)	(.54)C	(.14)D
Net asset value, end of period	$9.96	$10.56	$10.63
Total ReturnE,F	(1.64)%	4.53%	2.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.34%	.35%	.33%I
Expenses net of fee waivers, if any	.34%	.35%	.33%I
Expenses net of all reductions	.34%	.35%	.33%I
Net investment income (loss)	1.34%	1.46%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$107	$103
Portfolio turnover rateG	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	0.7
Strategic Advisers Core Multi-Manager Fund Class F	9.7	10.2
Strategic Advisers Growth Multi-Manager Fund Class F	8.1	8.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.8	5.1
Strategic Advisers Value Multi-Manager Fund Class F	9.7	10.3
	33.5	34.9
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.3	5.1
Strategic Advisers International Multi-Manager Fund Class F	9.6	9.5
	15.9	14.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.7	2.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	31.4	33.2
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	38.5	40.2
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	7.8	0.0
Fidelity Series Short-Term Credit Fund Class F	4.3	3.1
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	7.2
	12.1	10.3
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.5%
International Equity Funds	15.9%
Bond Funds	38.5%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	34.9%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2010 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,979	$9,775
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,398	75,753
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,870	63,213
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,856	37,941
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,703	75,674
TOTAL DOMESTIC EQUITY FUNDS
(Cost $285,314)		262,356

International Equity Funds - 15.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,877	49,602
Strategic Advisers International Multi-Manager Fund Class F (b)	6,865	75,106
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $135,950)		124,708

Bond Funds - 38.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	522	4,958
Fidelity Series Floating Rate High Income Fund Class F (b)	217	1,952
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,152	21,280
Fidelity Series Real Estate Income Fund Class F (b)	348	3,787
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	24,942	246,174
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,529	23,422
TOTAL BOND FUNDS
(Cost $304,875)		301,573

Short-Term Funds - 12.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	61,062	61,062
Fidelity Series Short-Term Credit Fund Class F (b)	3,323	33,200
TOTAL SHORT-TERM FUNDS
(Cost $94,233)		94,262
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $820,372)		782,899
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50)
NET ASSETS - 100%		$782,849

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$61,070	$7	$12	$61,062
Fidelity Institutional Money Market Portfolio Class F 0.39%	41,289	36,363	77,653	107	-
Fidelity Series Commodity Strategy Fund Class F	6,129	5,653	849	-	9,775
Fidelity Series Emerging Markets Debt Fund Class F	4,632	1,126	693	302	4,958
Fidelity Series Floating Rate High Income Fund Class F	3,829	467	2,179	114	1,952
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,496	5,402	2,913	40	21,280
Fidelity Series Real Estate Income Fund Class F	3,681	770	526	184	3,787
Fidelity Series Short-Term Credit Fund Class F	31,175	19,450	17,399	324	33,200
Strategic Advisers Core Income Multi-Manager Fund Class F	255,378	49,438	54,136	6,759	246,174
Strategic Advisers Core Multi-Manager Fund Class F	78,985	22,697	19,710	663	75,753
Strategic Advisers Emerging Markets Fund of Funds Class F	35,151	24,177	4,132	607	49,602
Strategic Advisers Growth Multi-Manager Fund Class F	65,753	18,209	16,802	312	63,213
Strategic Advisers Income Opportunities Fund of Funds Class F	26,605	5,270	5,666	1,395	23,422
Strategic Advisers International Multi-Manager Fund Class F	76,863	24,607	19,549	950	75,106
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	39,907	13,382	9,196	-	37,941
Strategic Advisers Value Multi-Manager Fund Class F	79,069	21,944	18,643	886	75,674
Total	$766,942	$310,025	$250,053	$12,655	$782,899

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $820,372) — See accompanying schedule		$782,899
Receivable for investments sold		11,982
Total assets		794,881
Liabilities
Payable for investments purchased	$11,984
Distribution and service plan fees payable	22
Other affiliated payables	26
Total liabilities		12,032
Net Assets		$782,849
Net Assets consist of:
Paid in capital		$820,105
Undistributed net investment income		1,494
Accumulated undistributed net realized gain (loss) on investments		(1,277)
Net unrealized appreciation (depreciation) on investments		(37,473)
Net Assets		$782,849
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($570,526 ÷ 56,243 shares)		$10.14
Class L:
Net Asset Value, offering price and redemption price per share ($106,471 ÷ 10,491 shares)		$10.15
Class N:
Net Asset Value, offering price and redemption price per share ($105,852 ÷ 10,437 shares)		$10.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$12,655
Expenses
Transfer agent fees	$385
Distribution and service plan fees	264
Independent trustees' compensation	3
Total expenses		652
Net investment income (loss)		12,003
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(8,025)
Capital gain distributions from underlying funds	16,359
Total net realized gain (loss)		8,334
Change in net unrealized appreciation (depreciation) on underlying funds		(35,995)
Net gain (loss)		(27,661)
Net increase (decrease) in net assets resulting from operations		$(15,658)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,003	$11,545
Net realized gain (loss)	8,334	39,218
Change in net unrealized appreciation (depreciation)	(35,995)	(14,337)
Net increase (decrease) in net assets resulting from operations	(15,658)	36,426
Distributions to shareholders from net investment income	(12,026)	(10,709)
Distributions to shareholders from net realized gain	(26,838)	(26,028)
Total distributions	(38,864)	(36,737)
Share transactions - net increase (decrease)	70,458	284,292
Total increase (decrease) in net assets	15,936	283,981
Net Assets
Beginning of period	766,913	482,932
End of period (including undistributed net investment income of $1,494 and undistributed net investment income of $1,940, respectively)	$782,849	$766,913

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.19	.15	.05
Net realized and unrealized gain (loss)	(.35)	.37	.67	.30
Total from investment operations	(.19)	.56	.82	.35
Distributions from net investment income	(.17)	(.17)	(.12)	–
Distributions from net realized gain	(.37)	(.40)	(.18)	–
Total distributions	(.54)	(.56)C	(.30)	–
Net asset value, end of period	$10.14	$10.87	$10.87	$10.35
Total ReturnD,E	(1.85)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.06%	.17%H
Expenses net of fee waivers, if any	.05%	.05%	.06%	.06%H
Expenses net of all reductions	.05%	.05%	.06%	.06%H
Net investment income (loss)	1.58%	1.73%	1.45%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$571	$550	$277	$104
Portfolio turnover rateF	32%	15%	24%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.16	.19	.07
Net realized and unrealized gain (loss)	(.35)	.38	.25
Total from investment operations	(.19)	.57	.32
Distributions from net investment income	(.16)	(.16)	(.07)
Distributions from net realized gain	(.37)	(.40)	(.11)
Total distributions	(.54)C	(.56)	(.18)
Net asset value, end of period	$10.15	$10.88	$10.87
Total ReturnD	(1.86)%	5.37%	2.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%	.07%	.07%G
Expenses net of fee waivers, if any	.06%	.07%	.07%G
Expenses net of all reductions	.06%	.07%	.07%G
Net investment income (loss)	1.56%	1.71%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$108	$103
Portfolio turnover rateE	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.371 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2010 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.14	.16	.06
Net realized and unrealized gain (loss)	(.36)	.37	.25
Total from investment operations	(.22)	.53	.31
Distributions from net investment income	(.14)	(.14)	(.07)
Distributions from net realized gain	(.37)	(.40)	(.11)
Total distributions	(.51)	(.53)C	(.17)D
Net asset value, end of period	$10.14	$10.87	$10.87
Total ReturnE	(2.11)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%	.32%	.32%H
Expenses net of fee waivers, if any	.31%	.32%	.32%H
Expenses net of all reductions	.31%	.32%	.32%H
Net investment income (loss)	1.31%	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$108	$103
Portfolio turnover rateF	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	11.5	12.0
Strategic Advisers Growth Multi-Manager Fund Class F	9.6	10.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.7	6.0
Strategic Advisers Value Multi-Manager Fund Class F	11.5	12.0
	39.6	40.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.9	5.6
Strategic Advisers International Multi-Manager Fund Class F	11.7	11.5
	18.6	17.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.9	1.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	28.5	30.3
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	34.7	36.5
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	4.6	0.0
Fidelity Series Short-Term Credit Fund Class F	2.5	1.7
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	3.9
	7.1	5.6
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.6%
International Equity Funds	18.6%
Bond Funds	34.7%
Short-Term Funds	7.1%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	17.1%
Bond Funds	36.5%
Short-Term Funds	5.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2015 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,369	$21,585
Strategic Advisers Core Multi-Manager Fund Class F (b)	16,640	197,019
Strategic Advisers Growth Multi-Manager Fund Class F (b)	12,666	164,402
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	10,028	98,673
Strategic Advisers Value Multi-Manager Fund Class F (b)	14,831	196,814
TOTAL DOMESTIC EQUITY FUNDS
(Cost $742,749)		678,493

International Equity Funds - 18.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	14,040	118,496
Strategic Advisers International Multi-Manager Fund Class F (b)	18,239	199,533
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $355,246)		318,029

Bond Funds - 34.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,150	10,915
Fidelity Series Floating Rate High Income Fund Class F (b)	475	4,267
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,305	32,684
Fidelity Series Real Estate Income Fund Class F (b)	767	8,341
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	49,437	487,943
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,507	50,996
TOTAL BOND FUNDS
(Cost $600,963)		595,146

Short-Term Funds - 7.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	79,055	79,055
Fidelity Series Short-Term Credit Fund Class F (b)	4,252	42,482
TOTAL SHORT-TERM FUNDS
(Cost $121,509)		121,537
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,820,467)		1,713,205
NET OTHER ASSETS (LIABILITIES) - 0.0%		(132)
NET ASSETS - 100%		$1,713,073

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$80,277	$1,222	$15	$79,055
Fidelity Institutional Money Market Portfolio Class F 0.39%	52,123	59,409	111,532	143	-
Fidelity Series Commodity Strategy Fund Class F	14,338	13,576	3,469	--	21,585
Fidelity Series Emerging Markets Debt Fund Class F	10,314	3,557	2,645	717	10,915
Fidelity Series Floating Rate High Income Fund Class F	9,014	1,367	5,702	274	4,267
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,131	11,117	8,015	64	32,684
Fidelity Series Real Estate Income Fund Class F	8,693	2,201	2,196	439	8,341
Fidelity Series Short-Term Credit Fund Class F	39,400	29,672	26,531	426	42,482
Strategic Advisers Core Income Multi-Manager Fund Class F	554,583	130,550	186,591	14,846	487,943
Strategic Advisers Core Multi-Manager Fund Class F	217,153	72,110	71,864	1,884	197,019
Strategic Advisers Emerging Markets Fund of Funds Class F	92,379	65,503	22,836	1,562	118,496
Strategic Advisers Growth Multi-Manager Fund Class F	180,792	56,019	59,711	912	164,402
Strategic Advisers Income Opportunities Fund of Funds Class F	61,833	14,677	18,594	3,327	50,996
Strategic Advisers International Multi-Manager Fund Class F	214,584	73,293	66,845	2,775	199,533
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	109,767	40,473	33,382	-	98,673
Strategic Advisers Value Multi-Manager Fund Class F	217,195	67,181	66,279	2,569	196,814
Total	$1,811,299	$720,982	$687,414	$29,953	$1,713,205

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,820,467) — See accompanying schedule		$1,713,205
Receivable for investments sold		22,734
Receivable for fund shares sold		342
Total assets		1,736,281
Liabilities
Payable for investments purchased	$23,082
Distribution and service plan fees payable	22
Other affiliated payables	104
Total liabilities		23,208
Net Assets		$1,713,073
Net Assets consist of:
Paid in capital		$1,827,447
Undistributed net investment income		3,895
Accumulated undistributed net realized gain (loss) on investments		(11,007)
Net unrealized appreciation (depreciation) on investments		(107,262)
Net Assets		$1,713,073
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,500,233 ÷ 146,599 shares)		$10.23
Class L:
Net Asset Value, offering price and redemption price per share ($106,728 ÷ 10,424 shares)		$10.24
Class N:
Net Asset Value, offering price and redemption price per share ($106,112 ÷ 10,372 shares)		$10.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$29,953
Expenses
Transfer agent fees	$1,444
Distribution and service plan fees	265
Independent trustees' compensation	8
Total expenses		1,717
Net investment income (loss)		28,236
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(31,456)
Capital gain distributions from underlying funds	47,604
Total net realized gain (loss)		16,148
Change in net unrealized appreciation (depreciation) on underlying funds		(100,177)
Net gain (loss)		(84,029)
Net increase (decrease) in net assets resulting from operations		$(55,793)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,236	$23,423
Net realized gain (loss)	16,148	86,155
Change in net unrealized appreciation (depreciation)	(100,177)	(32,594)
Net increase (decrease) in net assets resulting from operations	(55,793)	76,984
Distributions to shareholders from net investment income	(28,254)	(21,238)
Distributions to shareholders from net realized gain	(67,187)	(53,186)
Total distributions	(95,441)	(74,424)
Share transactions - net increase (decrease)	53,122	948,104
Total increase (decrease) in net assets	(98,112)	950,664
Net Assets
Beginning of period	1,811,185	860,521
End of period (including undistributed net investment income of $3,895 and undistributed net investment income of $4,172, respectively)	$1,713,073	$1,811,185

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.19	.15	.05
Net realized and unrealized gain (loss)	(.40)	.42	.74	.31
Total from investment operations	(.24)	.61	.89	.36
Distributions from net investment income	(.17)	(.15)	(.12)	–
Distributions from net realized gain	(.40)	(.39)	(.16)	–
Total distributions	(.57)	(.54)	(.28)	–
Net asset value, end of period	$10.23	$11.04	$10.97	$10.36
Total ReturnC,D	(2.32)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.10%	.21%G
Expenses net of fee waivers, if any	.08%	.09%	.10%	.09%G
Expenses net of all reductions	.08%	.09%	.10%	.09%G
Net investment income (loss)	1.53%	1.73%	1.44%	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,500	$1,593	$654	$104
Portfolio turnover rate E	37%	16%	38%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.16	.19	.06
Net realized and unrealized gain (loss)	(.40)	.42	.30
Total from investment operations	(.24)	.61	.36
Distributions from net investment income	(.16)	(.15)	(.07)
Distributions from net realized gain	(.40)	(.39)	(.09)
Total distributions	(.56)	(.54)	(.16)
Net asset value, end of period	$10.24	$11.04	$10.97
Total ReturnC,D	(2.24)%	5.66%	3.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.10%G
Expenses net of fee waivers, if any	.08%	.09%	.10%G
Expenses net of all reductions	.08%	.09%	.10%G
Net investment income (loss)	1.52%	1.72%	1.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$109	$103
Portfolio turnover rate E	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2015 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.13	.16	.05
Net realized and unrealized gain (loss)	(.40)	.43	.30
Total from investment operations	(.27)	.59	.35
Distributions from net investment income	(.14)	(.12)	(.07)
Distributions from net realized gain	(.40)	(.39)	(.09)
Total distributions	(.54)	(.51)	(.16)
Net asset value, end of period	$10.23	$11.04	$10.96
Total ReturnC,D	(2.57)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.34%	.36%G
Expenses net of fee waivers, if any	.33%	.34%	.35%G
Expenses net of all reductions	.33%	.34%	.35%G
Net investment income (loss)	1.27%	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$109	$103
Portfolio turnover rateE	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	12.8	13.3
Strategic Advisers Growth Multi-Manager Fund Class F	10.6	11.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.4	6.6
Strategic Advisers Value Multi-Manager Fund Class F	12.8	13.2
	43.9	45.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.4	6.0
Strategic Advisers International Multi-Manager Fund Class F	13.0	12.9
	20.4	18.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.1	0.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	24.9	26.7
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	30.3	32.1
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	3.5	0.0
Fidelity Series Short-Term Credit Fund Class F	1.9	1.2
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	2.8
	5.4	4.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	18.9%
Bond Funds	32.1%
Short-Term Funds	4.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2020 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	11,323	$55,937
Strategic Advisers Core Multi-Manager Fund Class F (b)	47,579	563,341
Strategic Advisers Growth Multi-Manager Fund Class F (b)	36,216	470,079
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	28,672	282,137
Strategic Advisers Value Multi-Manager Fund Class F (b)	42,408	562,756
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,116,896)		1,934,250

International Equity Funds - 20.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	38,396	324,060
Strategic Advisers International Multi-Manager Fund Class F (b)	52,446	573,764
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $986,548)		897,824

Bond Funds - 30.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,957	28,062
Fidelity Series Floating Rate High Income Fund Class F (b)	1,227	11,023
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,815	47,618
Fidelity Series Real Estate Income Fund Class F (b)	1,950	21,220
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	111,148	1,097,033
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	14,209	131,580
TOTAL BOND FUNDS
(Cost $1,351,994)		1,336,536

Short-Term Funds - 5.4%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	156,531	156,531
Fidelity Series Short-Term Credit Fund Class F (b)	8,417	84,084
TOTAL SHORT-TERM FUNDS
(Cost $240,521)		240,615
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,695,959)		4,409,225
NET OTHER ASSETS (LIABILITIES) - 0.0%		(295)
NET ASSETS - 100%		$4,408,930

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$157,824	$1,293	$29	$156,531
Fidelity Institutional Money Market Portfolio Class F 0.39%	68,522	131,240	199,762	240	-
Fidelity Series Commodity Strategy Fund Class F	26,574	40,220	4,501	-	55,937
Fidelity Series Emerging Markets Debt Fund Class F	19,553	13,361	4,281	1,615	28,062
Fidelity Series Floating Rate High Income Fund Class F	16,910	5,372	10,321	607	11,023
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,963	26,867	8,000	78	47,618
Fidelity Series Real Estate Income Fund Class F	16,215	9,143	3,456	981	21,220
Fidelity Series Short-Term Credit Fund Class F	48,188	67,645	31,718	680	84,084
Strategic Advisers Core Income Multi-Manager Fund Class F	917,434	503,624	308,206	29,145	1,097,033
Strategic Advisers Core Multi-Manager Fund Class F	450,681	298,028	138,068	4,949	563,341
Strategic Advisers Emerging Markets Fund of Funds Class F	187,066	208,505	35,309	4,098	324,060
Strategic Advisers Growth Multi-Manager Fund Class F	375,240	239,124	114,410	2,324	470,079
Strategic Advisers Income Opportunities Fund of Funds Class F	114,600	62,758	30,743	7,442	131,580
Strategic Advisers International Multi-Manager Fund Class F	449,304	299,131	121,493	7,501	573,764
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	227,801	160,442	61,009	-	282,137
Strategic Advisers Value Multi-Manager Fund Class F	450,832	280,827	116,699	6,602	562,756
Total	$3,396,883	$2,504,111	$1,189,269	$66,291	$4,409,225

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $4,695,959) — See accompanying schedule		$4,409,225
Receivable for investments sold		58,534
Receivable for fund shares sold		85
Total assets		4,467,844
Liabilities
Payable for investments purchased	$58,628
Distribution and service plan fees payable	22
Other affiliated payables	264
Total liabilities		58,914
Net Assets		$4,408,930
Net Assets consist of:
Paid in capital		$4,688,602
Undistributed net investment income		8,054
Accumulated undistributed net realized gain (loss) on investments		(992)
Net unrealized appreciation (depreciation) on investments		(286,734)
Net Assets		$4,408,930
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($4,195,776 ÷ 408,600 shares)		$10.27
Class L:
Net Asset Value, offering price and redemption price per share ($106,886 ÷ 10,410 shares)		$10.27
Class N:
Net Asset Value, offering price and redemption price per share ($106,268 ÷ 10,358 shares)		$10.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$66,291
Expenses
Transfer agent fees	$3,162
Distribution and service plan fees	266
Independent trustees' compensation	17
Total expenses		3,445
Net investment income (loss)		62,846
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(30,735)
Capital gain distributions from underlying funds	117,793
Total net realized gain (loss)		87,058
Change in net unrealized appreciation (depreciation) on underlying funds		(271,767)
Net gain (loss)		(184,709)
Net increase (decrease) in net assets resulting from operations		$(121,863)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,846	$40,922
Net realized gain (loss)	87,058	172,004
Change in net unrealized appreciation (depreciation)	(271,767)	(78,059)
Net increase (decrease) in net assets resulting from operations	(121,863)	134,867
Distributions to shareholders from net investment income	(60,710)	(38,591)
Distributions to shareholders from net realized gain	(163,441)	(107,622)
Total distributions	(224,151)	(146,213)
Share transactions - net increase (decrease)	1,358,231	1,674,161
Total increase (decrease) in net assets	1,012,217	1,662,815
Net Assets
Beginning of period	3,396,713	1,733,898
End of period (including undistributed net investment income of $8,054 and undistributed net investment income of $5,917, respectively)	$4,408,930	$3,396,713

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.19	.15	.06
Net realized and unrealized gain (loss)	(.43)	.45	.83	.34
Total from investment operations	(.27)	.64	.98	.40
Distributions from net investment income	(.15)	(.16)	(.12)	–
Distributions from net realized gain	(.46)	(.45)	(.14)	–
Total distributions	(.61)	(.61)	(.26)	–
Net asset value, end of period	$10.27	$11.15	$11.12	$10.40
Total ReturnC,D	(2.56)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%	.08%	.10%	.09%G
Expenses net of all reductions	.08%	.08%	.10%	.09%G
Net investment income (loss)	1.51%	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,196	$3,178	$1,527	$104
Portfolio turnover rateE	29%	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.16	.19	.06
Net realized and unrealized gain (loss)	(.43)	.46	.32
Total from investment operations	(.27)	.65	.38
Distributions from net investment income	(.15)	(.16)	(.08)
Distributions from net realized gain	(.46)	(.45)	(.09)
Total distributions	(.61)	(.61)	(.16)C
Net asset value, end of period	$10.27	$11.15	$11.11
Total ReturnD	(2.58)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.09%	.09%G
Expenses net of fee waivers, if any	.08%	.09%	.09%G
Expenses net of all reductions	.08%	.09%	.09%G
Net investment income (loss)	1.51%	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$110	$104
Portfolio turnover rateE	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2020 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.13	.16	.05
Net realized and unrealized gain (loss)	(.43)	.45	.33
Total from investment operations	(.30)	.61	.38
Distributions from net investment income	(.12)	(.13)	(.08)
Distributions from net realized gain	(.46)	(.45)	(.09)
Total distributions	(.58)	(.58)	(.16)C
Net asset value, end of period	$10.26	$11.14	$11.11
Total ReturnD	(2.82)%	5.63%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.34%	.35%G
Expenses net of fee waivers, if any	.33%	.34%	.35%G
Expenses net of all reductions	.33%	.34%	.35%G
Net investment income (loss)	1.26%	1.46%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$109	$103
Portfolio turnover rateE	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	14.2	14.9
Strategic Advisers Growth Multi-Manager Fund Class F	11.8	12.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.1	7.4
Strategic Advisers Value Multi-Manager Fund Class F	14.2	14.8
	48.6	50.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.8	6.5
Strategic Advisers International Multi-Manager Fund Class F	14.6	14.7
	22.4	21.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.3
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	19.9	19.9
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	24.8	24.7
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	2.7	0.0
Fidelity Series Short-Term Credit Fund Class F	1.5	1.1
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	2.7
	4.2	3.8
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.6%
International Equity Funds	22.4%
Bond Funds	24.8%
Short-Term Funds	4.2%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	21.2%
Bond Funds	24.7%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2025 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 48.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,938	$24,392
Strategic Advisers Core Multi-Manager Fund Class F (b)	22,712	268,916
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,288	224,397
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,687	134,681
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,244	268,637
TOTAL DOMESTIC EQUITY FUNDS
(Cost $980,123)		921,023

International Equity Funds - 22.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,569	148,282
Strategic Advisers International Multi-Manager Fund Class F (b)	25,299	276,773
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $457,938)		425,055

Bond Funds - 24.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,252	11,879
Fidelity Series Floating Rate High Income Fund Class F (b)	526	4,720
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	981	9,701
Fidelity Series Real Estate Income Fund Class F (b)	847	9,219
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	38,273	377,754
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,065	56,162
TOTAL BOND FUNDS
(Cost $474,467)		469,435

Short-Term Funds - 4.2%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	52,133	52,133
Fidelity Series Short-Term Credit Fund Class F (b)	2,808	28,055
TOTAL SHORT-TERM FUNDS
(Cost $80,147)		80,188
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,992,675)		1,895,701
NET OTHER ASSETS (LIABILITIES) - 0.0%		(173)
NET ASSETS - 100%		$1,895,528

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$52,210	$77	$11	$52,133
Fidelity Institutional Money Market Portfolio Class F 0.39%	16,567	54,233	70,802	81	-
Fidelity Series Commodity Strategy Fund Class F	8,913	18,030	391	-	24,392
Fidelity Series Emerging Markets Debt Fund Class F	5,831	6,696	475	605	11,879
Fidelity Series Floating Rate High Income Fund Class F	5,629	2,724	3,294	223	4,720
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	9,793	325	9	9,701
Fidelity Series Real Estate Income Fund Class F	5,515	4,404	464	378	9,219
Fidelity Series Short-Term Credit Fund Class F	12,377	21,421	5,745	231	28,055
Strategic Advisers Core Income Multi-Manager Fund Class F	224,446	208,251	51,485	8,020	377,754
Strategic Advisers Core Multi-Manager Fund Class F	174,541	143,236	31,852	1,983	268,916
Strategic Advisers Emerging Markets Fund of Funds Class F	73,505	90,227	3,061	1,692	148,282
Strategic Advisers Growth Multi-Manager Fund Class F	145,349	114,560	24,149	924	224,397
Strategic Advisers Income Opportunities Fund of Funds Class F	41,650	27,580	7,753	2,784	56,162
Strategic Advisers International Multi-Manager Fund Class F	176,888	147,151	25,058	3,222	276,773
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	88,311	76,852	13,043	-	134,681
Strategic Advisers Value Multi-Manager Fund Class F	175,215	137,529	24,387	2,630	268,637
Total	$1,154,737	$1,114,897	$262,361	$22,793	$1,895,701

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,992,675) — See accompanying schedule		$1,895,701
Receivable for investments sold		20,861
Receivable for fund shares sold		5,712
Receivable from investment adviser for expense reductions		7
Total assets		1,922,281
Liabilities
Payable for investments purchased	$26,580
Distribution and service plan fees payable	22
Other affiliated payables	151
Total liabilities		26,753
Net Assets		$1,895,528
Net Assets consist of:
Paid in capital		$1,983,290
Undistributed net investment income		2,722
Accumulated undistributed net realized gain (loss) on investments		6,490
Net unrealized appreciation (depreciation) on investments		(96,974)
Net Assets		$1,895,528
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($1,681,662 ÷ 161,256 shares)		$10.43
Class L:
Net Asset Value, offering price and redemption price per share ($107,243 ÷ 10,273 shares)		$10.44
Class N:
Net Asset Value, offering price and redemption price per share ($106,623 ÷ 10,221 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$22,793
Expenses
Transfer agent fees	$1,607
Distribution and service plan fees	268
Independent trustees' compensation	6
Total expenses before reductions	1,881
Expense reductions	(92)	1,789
Net investment income (loss)		21,004
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(8,804)
Capital gain distributions from underlying funds	45,423
Total net realized gain (loss)		36,619
Change in net unrealized appreciation (depreciation) on underlying funds		(102,762)
Net gain (loss)		(66,143)
Net increase (decrease) in net assets resulting from operations		$(45,139)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,004	$12,945
Net realized gain (loss)	36,619	68,231
Change in net unrealized appreciation (depreciation)	(102,762)	(20,217)
Net increase (decrease) in net assets resulting from operations	(45,139)	60,959
Distributions to shareholders from net investment income	(19,664)	(12,541)
Distributions to shareholders from net realized gain	(64,890)	(40,327)
Total distributions	(84,554)	(52,868)
Share transactions - net increase (decrease)	870,589	591,526
Total increase (decrease) in net assets	740,896	599,617
Net Assets
Beginning of period	1,154,632	555,015
End of period (including undistributed net investment income of $2,722 and undistributed net investment income of $1,381, respectively)	$1,895,528	$1,154,632

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.19	.16	.06
Net realized and unrealized gain (loss)	(.48)	.51	1.06	.42
Total from investment operations	(.33)	.70	1.22	.48
Distributions from net investment income	(.13)	(.15)	(.15)	–
Distributions from net realized gain	(.51)	(.52)	(.18)	–
Total distributions	(.64)	(.67)	(.33)	–
Net asset value, end of period	$10.43	$11.40	$11.37	$10.48
Total ReturnC,D	(3.05)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%	.12%	.12%	.21%G
Expenses net of fee waivers, if any	.10%	.10%	.10%	.09%G
Expenses net of all reductions	.10%	.10%	.10%	.09%G
Net investment income (loss)	1.37%	1.67%	1.49%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,682	$934	$347	$105
Portfolio turnover rateE	17%	21%	88%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.15	.19	.08
Net realized and unrealized gain (loss)	(.48)	.52	.36
Total from investment operations	(.33)	.71	.44
Distributions from net investment income	(.13)	(.15)	(.09)
Distributions from net realized gain	(.51)	(.52)	(.12)
Total distributions	(.64)	(.67)	(.21)
Net asset value, end of period	$10.44	$11.41	$11.37
Total ReturnC,D	(3.05)%	6.41%	3.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.11%	.11%G
Expenses net of fee waivers, if any	.09%	.10%	.10%G
Expenses net of all reductions	.09%	.10%	.10%G
Net investment income (loss)	1.38%	1.67%	2.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$111	$104
Portfolio turnover rateE	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2025 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.12	.16	.07
Net realized and unrealized gain (loss)	(.48)	.51	.37
Total from investment operations	(.36)	.67	.44
Distributions from net investment income	(.10)	(.12)	(.09)
Distributions from net realized gain	(.51)	(.52)	(.12)
Total distributions	(.61)	(.64)	(.21)
Net asset value, end of period	$10.43	$11.40	$11.37
Total ReturnC,D	(3.31)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.36%	.37%G
Expenses net of fee waivers, if any	.34%	.35%	.35%G
Expenses net of all reductions	.34%	.35%	.35%G
Net investment income (loss)	1.13%	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$110	$104
Portfolio turnover rateE	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	17.2	17.8
Strategic Advisers Growth Multi-Manager Fund Class F	14.4	14.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.6	8.9
Strategic Advisers Value Multi-Manager Fund Class F	17.2	17.8
	58.7	60.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	8.8	7.4
Strategic Advisers International Multi-Manager Fund Class F	18.0	17.9
	26.8	25.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.3
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	9.6	8.6
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.2
	14.4	13.5
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.1	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.8
	0.1	1.1
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.7%
International Equity Funds	26.8%
Bond Funds	14.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	60.1%
International Equity Funds	25.3%
Bond Funds	13.5%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2030 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 58.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,811	$18,828
Strategic Advisers Core Multi-Manager Fund Class F (b)	21,401	253,389
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,290	211,438
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,897	126,904
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,075	253,127
TOTAL DOMESTIC EQUITY FUNDS
(Cost $905,270)		863,686

International Equity Funds - 26.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,385	129,851
Strategic Advisers International Multi-Manager Fund Class F (b)	24,177	264,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $429,124)		394,341

Bond Funds - 14.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	970	9,206
Fidelity Series Floating Rate High Income Fund Class F (b)	408	3,660
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	766	7,578
Fidelity Series Real Estate Income Fund Class F (b)	653	7,102
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	14,289	141,028
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,731	43,810
TOTAL BOND FUNDS
(Cost $216,487)		212,384

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	479	479
Fidelity Series Short-Term Credit Fund Class F (b)	26	255
TOTAL SHORT-TERM FUNDS
(Cost $733)		734
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,551,614)		1,471,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128)
NET ASSETS - 100%		$1,471,017

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$819	$340	$-	$479
Fidelity Institutional Money Market Portfolio Class F 0.39%	9,888	11,389	21,277	17	-
Fidelity Series Commodity Strategy Fund Class F	11,001	15,313	5,515	--	18,828
Fidelity Series Emerging Markets Debt Fund Class F	8,797	5,223	4,714	553	9,206
Fidelity Series Floating Rate High Income Fund Class F	6,967	2,413	5,425	211	3,660
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	9,532	2,132	7	7,578
Fidelity Series Real Estate Income Fund Class F	6,815	4,027	3,526	331	7,102
Fidelity Series Short-Term Credit Fund Class F	6,855	2,894	9,452	58	255
Strategic Advisers Core Income Multi-Manager Fund Class F	105,999	108,827	72,132	3,193	141,028
Strategic Advisers Core Multi-Manager Fund Class F	255,395	151,875	138,170	2,022	253,389
Strategic Advisers Emerging Markets Fund of Funds Class F	102,062	94,020	53,117	1,393	129,851
Strategic Advisers Growth Multi-Manager Fund Class F	212,513	122,232	114,913	955	211,438
Strategic Advisers Income Opportunities Fund of Funds Class F	51,080	24,373	26,966	2,578	43,810
Strategic Advisers International Multi-Manager Fund Class F	261,262	152,461	128,139	2,939	264,490
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	128,703	80,296	65,809	-	126,904
Strategic Advisers Value Multi-Manager Fund Class F	256,375	144,027	131,089	2,707	253,127
Total	$1,423,712	$929,721	$782,716	$16,964	$1,471,145

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,551,614) — See accompanying schedule		$1,471,145
Receivable for investments sold		14,716
Receivable for fund shares sold		1,628
Receivable from investment adviser for expense reductions		29
Total assets		1,487,518
Liabilities
Payable for investments purchased	$10,254
Payable for fund shares redeemed	6,089
Distribution and service plan fees payable	22
Other affiliated payables	136
Total liabilities		16,501
Net Assets		$1,471,017
Net Assets consist of:
Paid in capital		$1,580,326
Undistributed net investment income		990
Accumulated undistributed net realized gain (loss) on investments		(29,830)
Net unrealized appreciation (depreciation) on investments		(80,469)
Net Assets		$1,471,017
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($1,257,495 ÷ 124,597 shares)		$10.09
Class L:
Net Asset Value, offering price and redemption price per share ($107,072 ÷ 10,612 shares)		$10.09
Class N:
Net Asset Value, offering price and redemption price per share ($106,450 ÷ 10,560 shares)		$10.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$16,964
Expenses
Transfer agent fees	$1,651
Distribution and service plan fees	269
Independent trustees' compensation	6
Total expenses before reductions	1,926
Expense reductions	(241)	1,685
Net investment income (loss)		15,279
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(40,047)
Capital gain distributions from underlying funds	50,045
Total net realized gain (loss)		9,998
Change in net unrealized appreciation (depreciation) on underlying funds		(59,522)
Net gain (loss)		(49,524)
Net increase (decrease) in net assets resulting from operations		$(34,245)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,279	$16,006
Net realized gain (loss)	9,998	106,404
Change in net unrealized appreciation (depreciation)	(59,522)	(45,368)
Net increase (decrease) in net assets resulting from operations	(34,245)	77,042
Distributions to shareholders from net investment income	(14,250)	(16,789)
Distributions to shareholders from net realized gain	(83,657)	(79,626)
Total distributions	(97,907)	(96,415)
Share transactions - net increase (decrease)	179,577	432,995
Total increase (decrease) in net assets	47,425	413,622
Net Assets
Beginning of period	1,423,592	1,009,970
End of period (including undistributed net investment income of $990 and undistributed net investment income of $155, respectively)	$1,471,017	$1,423,592

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.19	.06
Net realized and unrealized gain (loss)	(.52)	.59	1.14	.44
Total from investment operations	(.41)	.74	1.33	.50
Distributions from net investment income	(.12)	(.16)	(.14)	–
Distributions from net realized gain	(.68)	(.79)	(.17)	–
Total distributions	(.81)C	(.95)	(.31)	–
Net asset value, end of period	$10.09	$11.31	$11.52	$10.50
Total ReturnD,E	(3.92)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%	.11%	.13%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.09%H
Expenses net of all reductions	.10%	.10%	.10%	.09%H
Net investment income (loss)	1.08%	1.34%	1.74%	2.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,257	$1,201	$801	$105
Portfolio turnover rateF	54%	27%	63%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.684 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.11	.15	.08
Net realized and unrealized gain (loss)	(.52)	.60	.40
Total from investment operations	(.41)	.75	.48
Distributions from net investment income	(.12)	(.16)	(.08)
Distributions from net realized gain	(.68)	(.79)	(.11)
Total distributions	(.81)C	(.95)	(.19)
Net asset value, end of period	$10.09	$11.31	$11.51
Total ReturnD,E	(3.90)%	6.80%	4.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.11%	.11%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.08%	1.34%	2.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$111	$104
Portfolio turnover rateF	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.684 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2030 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.09	.13	.07
Net realized and unrealized gain (loss)	(.53)	.58	.41
Total from investment operations	(.44)	.71	.48
Distributions from net investment income	(.10)	(.13)	(.08)
Distributions from net realized gain	(.68)	(.79)	(.11)
Total distributions	(.78)	(.92)	(.19)
Net asset value, end of period	$10.08	$11.30	$11.51
Total ReturnC,D	(4.12)%	6.44%	4.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.36%	.37%G
Expenses net of fee waivers, if any	.35%	.35%	.35%G
Expenses net of all reductions	.35%	.35%	.35%G
Net investment income (loss)	.83%	1.09%	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateE	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.1	19.9
	29.5	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.1	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.1	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2035 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,671	$23,073
Strategic Advisers Core Multi-Manager Fund Class F (b)	29,032	343,740
Strategic Advisers Growth Multi-Manager Fund Class F (b)	22,098	286,826
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	17,495	172,149
Strategic Advisers Value Multi-Manager Fund Class F (b)	25,877	343,389
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,237,182)		1,169,177

International Equity Funds - 29.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	20,019	168,959
Strategic Advisers International Multi-Manager Fund Class F (b)	33,045	361,510
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $569,372)		530,469

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,191	11,299
Fidelity Series Floating Rate High Income Fund Class F (b)	497	4,467
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	936	9,257
Fidelity Series Real Estate Income Fund Class F (b)	803	8,740
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	911	8,995
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,717	52,943
TOTAL BOND FUNDS
(Cost $101,269)		95,701

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	574	574
Fidelity Series Short-Term Credit Fund Class F (b)	29	287
TOTAL SHORT-TERM FUNDS
(Cost $861)		861
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,908,684)		1,796,208
NET OTHER ASSETS (LIABILITIES) - 0.0%		(150)
NET ASSETS - 100%		$1,796,058

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$574	$-	$-	$574
Fidelity Institutional Money Market Portfolio Class F 0.39%	8,949	8,428	17,378	17	-
Fidelity Series Commodity Strategy Fund Class F	9,261	17,215	1,578	-	23,073
Fidelity Series Emerging Markets Debt Fund Class F	6,911	5,826	1,326	548	11,299
Fidelity Series Floating Rate High Income Fund Class F	5,856	2,636	3,731	207	4,467
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	9,355	322	8	9,257
Fidelity Series Real Estate Income Fund Class F	5,734	4,333	1,130	339	8,740
Fidelity Series Short-Term Credit Fund Class F	6,578	2,524	8,777	53	287
Strategic Advisers Core Income Multi-Manager Fund Class F	6,058	17,044	14,080	230	8,995
Strategic Advisers Core Multi-Manager Fund Class F	231,860	171,984	41,366	2,364	343,740
Strategic Advisers Emerging Markets Fund of Funds Class F	91,203	105,038	14,471	1,802	168,959
Strategic Advisers Growth Multi-Manager Fund Class F	193,111	142,340	36,861	1,098	286,826
Strategic Advisers Income Opportunities Fund of Funds Class F	43,528	24,862	10,939	2,509	52,943
Strategic Advisers International Multi-Manager Fund Class F	237,517	185,427	36,761	3,976	361,510
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	117,019	96,528	22,370	-	172,149
Strategic Advisers Value Multi-Manager Fund Class F	232,661	168,830	37,361	3,138	343,389
Total	$1,196,246	$962,944	$248,451	$16,289	$1,796,208

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,908,684) — See accompanying schedule		$1,796,208
Receivable for investments sold		5,364
Receivable for fund shares sold		5,863
Receivable from investment adviser for expense reductions		69
Total assets		1,807,504
Liabilities
Payable for investments purchased	$11,224
Distribution and service plan fees payable	22
Other affiliated payables	200
Total liabilities		11,446
Net Assets		$1,796,058
Net Assets consist of:
Paid in capital		$1,901,604
Undistributed net investment income		543
Accumulated undistributed net realized gain (loss) on investments		6,387
Net unrealized appreciation (depreciation) on investments		(112,476)
Net Assets		$1,796,058
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($1,583,020 ÷ 151,849 shares)		$10.42
Class L:
Net Asset Value, offering price and redemption price per share ($106,828 ÷ 10,245 shares)		$10.43
Class N:
Net Asset Value, offering price and redemption price per share ($106,210 ÷ 10,199 shares)		$10.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$16,289
Expenses
Transfer agent fees	$2,160
Distribution and service plan fees	269
Independent trustees' compensation	6
Total expenses before reductions	2,435
Expense reductions	(780)	1,655
Net investment income (loss)		14,634
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,694)
Capital gain distributions from underlying funds	54,736
Total net realized gain (loss)		42,042
Change in net unrealized appreciation (depreciation) on underlying funds		(101,836)
Net gain (loss)		(59,794)
Net increase (decrease) in net assets resulting from operations		$(45,160)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,634	$10,855
Net realized gain (loss)	42,042	88,348
Change in net unrealized appreciation (depreciation)	(101,836)	(40,442)
Net increase (decrease) in net assets resulting from operations	(45,160)	58,761
Distributions to shareholders from net investment income	(14,091)	(11,568)
Distributions to shareholders from net realized gain	(77,195)	(56,501)
Total distributions	(91,286)	(68,069)
Share transactions - net increase (decrease)	736,362	584,379
Total increase (decrease) in net assets	599,916	575,071
Net Assets
Beginning of period	1,196,142	621,071
End of period (including undistributed net investment income of $543 and undistributed net investment income of $0, respectively)	$1,796,058	$1,196,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.15	.05
Net realized and unrealized gain (loss)	(.59)	.64	1.36	.51
Total from investment operations	(.48)	.79	1.51	.56
Distributions from net investment income	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.64)	(.75)	(.18)	–
Total distributions	(.75)C	(.89)D	(.32)	–
Net asset value, end of period	$10.42	$11.65	$11.75	$10.56
Total ReturnE,F	(4.45)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.16%	.18%	.17%	.20%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.07%	1.25%	1.36%	1.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,583	$973	$412	$127
Portfolio turnover rateG	18%	11%	32%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.643 per share.

 D Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.12	.15	.08
Net realized and unrealized gain (loss)	(.59)	.64	.43
Total from investment operations	(.47)	.79	.51
Distributions from net investment income	(.10)	(.14)	(.09)
Distributions from net realized gain	(.64)	(.75)	(.14)
Total distributions	(.75)C	(.89)	(.23)
Net asset value, end of period	$10.43	$11.65	$11.75
Total ReturnD,E	(4.36)%	6.94%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.07%	1.25%	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateF	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.643 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2035 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.09	.12	.07
Net realized and unrealized gain (loss)	(.60)	.63	.44
Total from investment operations	(.51)	.75	.51
Distributions from net investment income	(.08)	(.11)	(.09)
Distributions from net realized gain	(.64)	(.75)	(.14)
Total distributions	(.72)	(.86)	(.23)
Net asset value, end of period	$10.41	$11.64	$11.75
Total ReturnC,D	(4.65)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.37%	.38%G
Expenses net of fee waivers, if any	.35%	.35%	.35%G
Expenses net of all reductions	.35%	.35%	.35%G
Net investment income (loss)	.81%	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateE	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.0	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	15.9	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.2	19.9
	29.6	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2040 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,452	$12,113
Strategic Advisers Core Multi-Manager Fund Class F (b)	15,168	179,585
Strategic Advisers Growth Multi-Manager Fund Class F (b)	11,529	149,643
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	9,382	92,320
Strategic Advisers Value Multi-Manager Fund Class F (b)	13,590	180,338
TOTAL DOMESTIC EQUITY FUNDS
(Cost $659,141)		613,999

International Equity Funds - 29.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	10,510	88,703
Strategic Advisers International Multi-Manager Fund Class F (b)	17,373	190,064
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $304,168)		278,767

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	636	6,035
Fidelity Series Floating Rate High Income Fund Class F (b)	261	2,346
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	497	4,913
Fidelity Series Real Estate Income Fund Class F (b)	426	4,636
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	479	4,724
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,960	27,408
TOTAL BOND FUNDS
(Cost $53,761)		50,062

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	301	301
Fidelity Series Short-Term Credit Fund Class F (b)	15	151
TOTAL SHORT-TERM FUNDS
(Cost $452)		452
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,017,522)		943,280
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94)
NET ASSETS - 100%		$943,186

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$302	$1	$-	$301
Fidelity Institutional Money Market Portfolio Class F 0.39%	5,676	4,571	10,248	10	-
Fidelity Series Commodity Strategy Fund Class F	5,883	8,250	815	-	12,113
Fidelity Series Emerging Markets Debt Fund Class F	4,494	2,490	844	332	6,035
Fidelity Series Floating Rate High Income Fund Class F	3,755	1,193	2,419	126	2,346
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	5,089	291	4	4,913
Fidelity Series Real Estate Income Fund Class F	3,679	1,810	712	204	4,636
Fidelity Series Short-Term Credit Fund Class F	4,212	920	4,957	33	151
Strategic Advisers Core Income Multi-Manager Fund Class F	3,910	9,151	8,299	144	4,724
Strategic Advisers Core Multi-Manager Fund Class F	148,714	73,140	28,913	1,441	179,585
Strategic Advisers Emerging Markets Fund of Funds Class F	58,513	48,585	8,729	1,079	88,703
Strategic Advisers Growth Multi-Manager Fund Class F	123,938	57,285	23,078	668	149,643
Strategic Advisers Income Opportunities Fund of Funds Class F	27,988	10,352	7,976	1,520	27,408
Strategic Advisers International Multi-Manager Fund Class F	152,396	76,993	23,044	2,345	190,064
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	75,124	41,961	11,944	-	92,320
Strategic Advisers Value Multi-Manager Fund Class F	149,259	67,873	22,632	1,907	180,338
Total	$767,541	$409,965	$154,902	$9,813	$943,280

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,017,522) — See accompanying schedule		$943,280
Receivable for investments sold		1,803
Receivable for fund shares sold		6,148
Receivable from investment adviser for expense reductions		66
Total assets		951,297
Liabilities
Payable for investments purchased	$7,953
Distribution and service plan fees payable	22
Other affiliated payables	136
Total liabilities		8,111
Net Assets		$943,186
Net Assets consist of:
Paid in capital		$1,017,815
Accumulated undistributed net realized gain (loss) on investments		(387)
Net unrealized appreciation (depreciation) on investments		(74,242)
Net Assets		$943,186
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($730,143 ÷ 70,407 shares)		$10.37
Class L:
Net Asset Value, offering price and redemption price per share ($106,829 ÷ 10,300 shares)		$10.37
Class N:
Net Asset Value, offering price and redemption price per share ($106,214 ÷ 10,249 shares)		$10.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$9,813
Expenses
Transfer agent fees	$1,598
Distribution and service plan fees	269
Independent trustees' compensation	3
Total expenses before reductions	1,870
Expense reductions	(761)	1,109
Net investment income (loss)		8,704
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(9,173)
Capital gain distributions from underlying funds	33,746
Total net realized gain (loss)		24,573
Change in net unrealized appreciation (depreciation) on underlying funds		(70,157)
Net gain (loss)		(45,584)
Net increase (decrease) in net assets resulting from operations		$(36,880)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,704	$7,767
Net realized gain (loss)	24,573	62,237
Change in net unrealized appreciation (depreciation)	(70,157)	(27,377)
Net increase (decrease) in net assets resulting from operations	(36,880)	42,627
Distributions to shareholders from net investment income	(8,470)	(8,390)
Distributions to shareholders from net realized gain	(52,618)	(42,068)
Total distributions	(61,088)	(50,458)
Share transactions - net increase (decrease)	273,688	259,544
Total increase (decrease) in net assets	175,720	251,713
Net Assets
Beginning of period	767,466	515,753
End of period	$943,186	$767,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.15	.06
Net realized and unrealized gain (loss)	(.58)	.63	1.39	.51
Total from investment operations	(.47)	.78	1.54	.57
Distributions from net investment income	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.71)	(.77)	(.17)	–
Total distributions	(.81)	(.93)C	(.31)	–
Net asset value, end of period	$10.37	$11.65	$11.80	$10.57
Total ReturnD,E	(4.35)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%	.23%	.21%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.06%	1.28%	1.32%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$730	$544	$307	$106
Portfolio turnover rateF	18%	24%	54%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.11	.15	.07
Net realized and unrealized gain (loss)	(.58)	.63	.44
Total from investment operations	(.47)	.78	.51
Distributions from net investment income	(.10)	(.15)	(.09)
Distributions from net realized gain	(.71)	(.77)	(.13)
Total distributions	(.81)	(.92)	(.21)C
Net asset value, end of period	$10.37	$11.65	$11.79
Total ReturnD,E	(4.36)%	6.87%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%	.13%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.06%	1.28%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateF	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2040 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.09	.12	.07
Net realized and unrealized gain (loss)	(.59)	.62	.44
Total from investment operations	(.50)	.74	.51
Distributions from net investment income	(.08)	(.12)	(.09)
Distributions from net realized gain	(.70)	(.77)	(.13)
Total distributions	(.78)	(.89)	(.21)C
Net asset value, end of period	$10.36	$11.64	$11.79
Total ReturnD,E	(4.60)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%	.38%	.38%H
Expenses net of fee waivers, if any	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%H
Net investment income (loss)	.81%	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateF	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.2	19.9
	29.6	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2045 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,825	$18,893
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,841	282,279
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,146	235,538
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	14,367	141,368
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,251	281,995
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,022,808)		960,073

International Equity Funds - 29.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	16,425	138,627
Strategic Advisers International Multi-Manager Fund Class F (b)	27,195	297,517
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $472,549)		436,144

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	996	9,450
Fidelity Series Floating Rate High Income Fund Class F (b)	409	3,669
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	777	7,681
Fidelity Series Real Estate Income Fund Class F (b)	668	7,270
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	748	7,386
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,603	42,627
TOTAL BOND FUNDS
(Cost $83,056)		78,083

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	471	471
Fidelity Series Short-Term Credit Fund Class F (b)	24	237
TOTAL SHORT-TERM FUNDS
(Cost $707)		708
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,579,120)		1,475,008
NET OTHER ASSETS (LIABILITIES) - 0.0%		(144)
NET ASSETS - 100%		$1,474,864

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$472	$2	$-	$471
Fidelity Institutional Money Market Portfolio Class F 0.39%	8,672	7,439	16,111	16	-
Fidelity Series Commodity Strategy Fund Class F	9,404	13,959	2,474	--	18,893
Fidelity Series Emerging Markets Debt Fund Class F	6,369	5,020	1,741	529	9,450
Fidelity Series Floating Rate High Income Fund Class F	5,711	2,067	3,806	200	3,669
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	8,776	1,270	7	7,681
Fidelity Series Real Estate Income Fund Class F	5,598	3,340	1,438	333	7,270
Fidelity Series Short-Term Credit Fund Class F	6,654	1,921	8,298	54	237
Strategic Advisers Core Income Multi-Manager Fund Class F	5,947	15,219	13,720	221	7,386
Strategic Advisers Core Multi-Manager Fund Class F	226,215	132,872	56,129	2,335	282,279
Strategic Advisers Emerging Markets Fund of Funds Class F	88,899	86,155	20,429	1,825	138,627
Strategic Advisers Growth Multi-Manager Fund Class F	188,486	106,667	46,043	1,088	235,538
Strategic Advisers Income Opportunities Fund of Funds Class F	42,214	18,939	13,728	2,410	42,627
Strategic Advisers International Multi-Manager Fund Class F	231,890	143,380	51,028	3,942	297,517
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	114,271	73,860	25,678	-	141,368
Strategic Advisers Value Multi-Manager Fund Class F	227,030	127,952	49,447	3,104	281,995
Total	$1,167,360	$748,038	$311,342	$16,064	$1,475,008

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,579,120) — See accompanying schedule		$1,475,008
Receivable for investments sold		3,153
Receivable for fund shares sold		16,226
Receivable from investment adviser for expense reductions		89
Total assets		1,494,476
Liabilities
Payable for investments purchased	$19,383
Distribution and service plan fees payable	22
Other affiliated payables	207
Total liabilities		19,612
Net Assets		$1,474,864
Net Assets consist of:
Paid in capital		$1,596,910
Accumulated undistributed net realized gain (loss) on investments		(17,934)
Net unrealized appreciation (depreciation) on investments		(104,112)
Net Assets		$1,474,864
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($1,261,853 ÷ 119,552 shares)		$10.55
Class L:
Net Asset Value, offering price and redemption price per share ($106,813 ÷ 10,118 shares)		$10.56
Class N:
Net Asset Value, offering price and redemption price per share ($106,198 ÷ 10,068 shares)		$10.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$16,064
Expenses
Transfer agent fees	$2,522
Distribution and service plan fees	269
Independent trustees' compensation	5
Total expenses before reductions	2,796
Expense reductions	(1,186)	1,610
Net investment income (loss)		14,454
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(35,714)
Capital gain distributions from underlying funds	53,761
Total net realized gain (loss)		18,047
Change in net unrealized appreciation (depreciation) on underlying funds		(93,334)
Net gain (loss)		(75,287)
Net increase (decrease) in net assets resulting from operations		$(60,833)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,454	$9,207
Net realized gain (loss)	18,047	73,677
Change in net unrealized appreciation (depreciation)	(93,334)	(34,008)
Net increase (decrease) in net assets resulting from operations	(60,833)	48,876
Distributions to shareholders from net investment income	(14,640)	(9,896)
Distributions to shareholders from net realized gain	(69,085)	(47,890)
Total distributions	(83,725)	(57,786)
Share transactions - net increase (decrease)	452,162	636,573
Total increase (decrease) in net assets	307,604	627,663
Net Assets
Beginning of period	1,167,260	539,597
End of period	$1,474,864	$1,167,260

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.15	.15	.06
Net realized and unrealized gain (loss)	(.61)	.64	1.42	.53
Total from investment operations	(.49)	.79	1.57	.59
Distributions from net investment income	(.11)	(.15)	(.15)	–
Distributions from net realized gain	(.59)	(.74)	(.19)	–
Total distributions	(.69)C	(.89)	(.33)D	–
Net asset value, end of period	$10.55	$11.73	$11.83	$10.59
Total ReturnE,F	(4.40)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.25%	.25%	.21%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%I
Net investment income (loss)	1.09%	1.23%	1.34%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,262	$944	$331	$106
Portfolio turnover rateG	23%	16%	38%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.587 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.12	.15	.07
Net realized and unrealized gain (loss)	(.60)	.63	.45
Total from investment operations	(.48)	.78	.52
Distributions from net investment income	(.11)	(.14)	(.09)
Distributions from net realized gain	(.59)	(.74)	(.14)
Total distributions	(.69)C	(.88)	(.23)
Net asset value, end of period	$10.56	$11.73	$11.83
Total ReturnD,E	(4.33)%	6.85%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.09%	1.23%	1.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateF	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.587 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2045 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.09	.12	.06
Net realized and unrealized gain (loss)	(.60)	.65	.45
Total from investment operations	(.51)	.77	.51
Distributions from net investment income	(.08)	(.12)	(.09)
Distributions from net realized gain	(.58)	(.74)	(.14)
Total distributions	(.67)C	(.86)	(.23)
Net asset value, end of period	$10.55	$11.73	$11.82
Total ReturnD,E	(4.65)%	6.68%	4.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.37%	.38%H
Expenses net of fee waivers, if any	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%H
Net investment income (loss)	.84%	.98%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateF	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.581 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.2	19.9
	29.6	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2050 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,509	$17,336
Strategic Advisers Core Multi-Manager Fund Class F (b)	21,796	258,069
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,611	215,609
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,184	129,729
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,452	258,133
TOTAL DOMESTIC EQUITY FUNDS
(Cost $936,148)		878,876

International Equity Funds - 29.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,041	126,946
Strategic Advisers International Multi-Manager Fund Class F (b)	24,887	272,269
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $431,027)		399,215

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	905	8,585
Fidelity Series Floating Rate High Income Fund Class F (b)	374	3,358
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	706	6,986
Fidelity Series Real Estate Income Fund Class F (b)	607	6,605
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	685	6,761
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,229	39,163
TOTAL BOND FUNDS
(Cost $76,289)		71,458

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	431	431
Fidelity Series Short-Term Credit Fund Class F (b)	22	219
TOTAL SHORT-TERM FUNDS
(Cost $649)		650
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,444,113)		1,350,199
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120)
NET ASSETS - 100%		$1,350,079

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$431	$-	$-	$431
Fidelity Institutional Money Market Portfolio Class F 0.39%	8,548	6,564	15,112	14	-
Fidelity Series Commodity Strategy Fund Class F	9,000	12,404	2,381	-	17,336
Fidelity Series Emerging Markets Debt Fund Class F	7,126	3,767	2,164	467	8,585
Fidelity Series Floating Rate High Income Fund Class F	5,736	1,787	3,916	179	3,358
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	7,393	565	6	6,986
Fidelity Series Real Estate Income Fund Class F	5,617	2,921	1,733	289	6,605
Fidelity Series Short-Term Credit Fund Class F	6,332	1,543	7,621	47	219
Strategic Advisers Core Income Multi-Manager Fund Class F	5,939	13,215	12,330	195	6,761
Strategic Advisers Core Multi-Manager Fund Class F	228,439	115,376	68,007	2,054	258,069
Strategic Advisers Emerging Markets Fund of Funds Class F	89,856	75,634	25,533	1,424	126,946
Strategic Advisers Growth Multi-Manager Fund Class F	190,318	91,958	56,356	971	215,609
Strategic Advisers Income Opportunities Fund of Funds Class F	43,110	16,242	16,143	2,134	39,163
Strategic Advisers International Multi-Manager Fund Class F	234,097	123,556	64,941	3,225	272,269
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	115,356	63,841	32,499	-	129,729
Strategic Advisers Value Multi-Manager Fund Class F	229,211	112,034	64,248	2,748	258,133
Total	$1,178,685	$648,666	$373,549	$13,753	$1,350,199

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,444,113) — See accompanying schedule		$1,350,199
Receivable for investments sold		2,121
Receivable for fund shares sold		17,435
Receivable from investment adviser for expense reductions		94
Total assets		1,369,849
Liabilities
Payable for investments purchased	$19,553
Distribution and service plan fees payable	22
Other affiliated payables	195
Total liabilities		19,770
Net Assets		$1,350,079
Net Assets consist of:
Paid in capital		$1,445,201
Undistributed net investment income		287
Accumulated undistributed net realized gain (loss) on investments		(1,495)
Net unrealized appreciation (depreciation) on investments		(93,914)
Net Assets		$1,350,079
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($1,137,088 ÷ 109,652 shares)		$10.37
Class L:
Net Asset Value, offering price and redemption price per share ($106,804 ÷ 10,297 shares)		$10.37
Class N:
Net Asset Value, offering price and redemption price per share ($106,187 ÷ 10,248 shares)		$10.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$13,753
Expenses
Transfer agent fees	$2,325
Distribution and service plan fees	269
Independent trustees' compensation	5
Total expenses before reductions	2,599
Expense reductions	(1,151)	1,448
Net investment income (loss)		12,305
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(17,748)
Capital gain distributions from underlying funds	49,322
Total net realized gain (loss)		31,574
Change in net unrealized appreciation (depreciation) on underlying funds		(85,853)
Net gain (loss)		(54,279)
Net increase (decrease) in net assets resulting from operations		$(41,974)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,305	$12,659
Net realized gain (loss)	31,574	100,845
Change in net unrealized appreciation (depreciation)	(85,853)	(45,685)
Net increase (decrease) in net assets resulting from operations	(41,974)	67,819
Distributions to shareholders from net investment income	(12,018)	(13,773)
Distributions to shareholders from net realized gain	(76,953)	(69,529)
Total distributions	(88,971)	(83,302)
Share transactions - net increase (decrease)	302,445	374,356
Total increase (decrease) in net assets	171,500	358,873
Net Assets
Beginning of period	1,178,579	819,706
End of period (including undistributed net investment income of $287 and undistributed net investment income of $0, respectively)	$1,350,079	$1,178,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.16	.06
Net realized and unrealized gain (loss)	(.58)	.63	1.43	.54
Total from investment operations	(.47)	.78	1.59	.60
Distributions from net investment income	(.11)	(.16)	(.15)	–
Distributions from net realized gain	(.72)	(.81)	(.19)	–
Total distributions	(.83)	(.96)C	(.34)	–
Net asset value, end of period	$10.37	$11.67	$11.85	$10.60
Total ReturnD,E	(4.38)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%	.20%	.20%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.06%	1.28%	1.38%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,137	$956	$611	$106
Portfolio turnover rateF	31%	15%	21%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.11	.15	.07
Net realized and unrealized gain (loss)	(.58)	.63	.45
Total from investment operations	(.47)	.78	.52
Distributions from net investment income	(.11)	(.16)	(.09)
Distributions from net realized gain	(.72)	(.81)	(.15)
Total distributions	(.83)	(.96)C	(.23)D
Net asset value, end of period	$10.37	$11.67	$11.85
Total ReturnE,F	(4.39)%	6.84%	4.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%	.11%	.11%I
Expenses net of fee waivers, if any	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%I
Net investment income (loss)	1.05%	1.28%	1.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateG	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2050 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.09	.12	.06
Net realized and unrealized gain (loss)	(.59)	.63	.45
Total from investment operations	(.50)	.75	.51
Distributions from net investment income	(.09)	(.13)	(.08)
Distributions from net realized gain	(.71)	(.81)	(.15)
Total distributions	(.80)	(.93)C	(.23)
Net asset value, end of period	$10.36	$11.66	$11.84
Total ReturnD,E	(4.62)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%	.36%	.37%H
Expenses net of fee waivers, if any	.35%	.35%	.35%H
Expenses net of all reductions	.35%	.35%	.35%H
Net investment income (loss)	.80%	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateF	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.2	19.9
	29.6	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.3
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2055 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,589	$17,731
Strategic Advisers Core Multi-Manager Fund Class F (b)	22,219	263,072
Strategic Advisers Growth Multi-Manager Fund Class F (b)	16,937	219,840
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,449	132,336
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,834	263,199
TOTAL DOMESTIC EQUITY FUNDS
(Cost $966,110)		896,178

International Equity Funds - 29.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,343	129,496
Strategic Advisers International Multi-Manager Fund Class F (b)	25,379	277,647
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $445,159)		407,143

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	929	8,817
Fidelity Series Floating Rate High Income Fund Class F (b)	381	3,424
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	712	7,044
Fidelity Series Real Estate Income Fund Class F (b)	619	6,737
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	698	6,894
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,300	39,820
TOTAL BOND FUNDS
(Cost $77,891)		72,736

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	439	439
Fidelity Series Short-Term Credit Fund Class F (b)	21	211
TOTAL SHORT-TERM FUNDS
(Cost $649)		650
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,489,809)		1,376,707
NET OTHER ASSETS (LIABILITIES) - 0.0%		(127)
NET ASSETS - 100%		$1,376,580

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$442	$3	$-	$439
Fidelity Institutional Money Market Portfolio Class F 0.39%	8,530	5,866	14,396	14	-
Fidelity Series Commodity Strategy Fund Class F	8,459	12,210	1,283	-	17,731
Fidelity Series Emerging Markets Debt Fund Class F	5,860	4,136	1,053	462	8,817
Fidelity Series Floating Rate High Income Fund Class F	5,222	1,622	3,164	176	3,424
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	7,431	553	6	7,044
Fidelity Series Real Estate Income Fund Class F	5,172	2,663	906	286	6,737
Fidelity Series Short-Term Credit Fund Class F	6,295	1,500	7,551	47	211
Strategic Advisers Core Income Multi-Manager Fund Class F	5,400	13,566	12,032	193	6,894
Strategic Advisers Core Multi-Manager Fund Class F	209,144	103,952	32,798	1,990	263,072
Strategic Advisers Emerging Markets Fund of Funds Class F	81,324	70,898	9,997	1,515	129,496
Strategic Advisers Growth Multi-Manager Fund Class F	174,262	82,265	25,605	931	219,840
Strategic Advisers Income Opportunities Fund of Funds Class F	38,278	15,543	9,917	2,132	39,820
Strategic Advisers International Multi-Manager Fund Class F	215,583	111,232	27,048	3,296	277,647
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	105,601	57,221	12,879	-	132,336
Strategic Advisers Value Multi-Manager Fund Class F	209,940	98,691	26,247	2,651	263,199
Total	$1,079,070	$589,238	$185,432	$13,699	$1,376,707

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,489,809) — See accompanying schedule		$1,376,707
Receivable for investments sold		2,125
Receivable for fund shares sold		18,223
Receivable from investment adviser for expense reductions		124
Total assets		1,397,179
Liabilities
Payable for investments purchased	$20,348
Distribution and service plan fees payable	22
Other affiliated payables	229
Total liabilities		20,599
Net Assets		$1,376,580
Net Assets consist of:
Paid in capital		$1,482,482
Accumulated undistributed net realized gain (loss) on investments		7,200
Net unrealized appreciation (depreciation) on investments		(113,102)
Net Assets		$1,376,580
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($1,163,649 ÷ 110,100 shares)		$10.57
Class L:
Net Asset Value, offering price and redemption price per share ($106,774 ÷ 10,100 shares)		$10.57
Class N:
Net Asset Value, offering price and redemption price per share ($106,157 ÷ 10,055 shares)		$10.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$13,699
Expenses
Transfer agent fees	$2,679
Distribution and service plan fees	269
Independent trustees' compensation	5
Total expenses before reductions	2,953
Expense reductions	(1,495)	1,458
Net investment income (loss)		12,241
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(8,337)
Capital gain distributions from underlying funds	46,628
Total net realized gain (loss)		38,291
Change in net unrealized appreciation (depreciation) on underlying funds		(97,832)
Net gain (loss)		(59,541)
Net increase (decrease) in net assets resulting from operations		$(47,300)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,241	$9,949
Net realized gain (loss)	38,291	80,450
Change in net unrealized appreciation (depreciation)	(97,832)	(37,205)
Net increase (decrease) in net assets resulting from operations	(47,300)	53,194
Distributions to shareholders from net investment income	(11,755)	(10,797)
Distributions to shareholders from net realized gain	(69,001)	(51,714)
Total distributions	(80,756)	(62,511)
Share transactions - net increase (decrease)	425,655	522,066
Total increase (decrease) in net assets	297,599	512,749
Net Assets
Beginning of period	1,078,981	566,232
End of period	$1,376,580	$1,078,981

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund

Years ended March 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.15	.06
Net realized and unrealized gain (loss)	(.59)	.64	1.50	.56
Total from investment operations	(.48)	.79	1.65	.62
Distributions from net investment income	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.68)	(.75)	(.18)	–
Total distributions	(.79)C	(.90)	(.32)	–
Net asset value, end of period	$10.57	$11.84	$11.95	$10.62
Total ReturnD,E	(4.38)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.26%	.24%	.21%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.05%	1.26%	1.34%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,164	$856	$357	$106
Portfolio turnover rateF	15%	11%	19%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund Class L

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.12	.15	.07
Net realized and unrealized gain (loss)	(.60)	.64	.46
Total from investment operations	(.48)	.79	.53
Distributions from net investment income	(.10)	(.15)	(.08)
Distributions from net realized gain	(.68)	(.75)	(.14)
Total distributions	(.79)C	(.90)	(.22)
Net asset value, end of period	$10.57	$11.84	$11.95
Total ReturnD,E	(4.39)%	6.81%	4.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%	.12%	.12%H
Expenses net of fee waivers, if any	.10%	.10%	.10%H
Expenses net of all reductions	.10%	.10%	.10%H
Net investment income (loss)	1.05%	1.26%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$112	$105
Portfolio turnover rateF	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2055 Fund Class N

Years ended March 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.09	.12	.06
Net realized and unrealized gain (loss)	(.59)	.64	.45
Total from investment operations	(.50)	.76	.51
Distributions from net investment income	(.08)	(.12)	(.08)
Distributions from net realized gain	(.68)	(.75)	(.14)
Total distributions	(.77)C	(.87)	(.21)D
Net asset value, end of period	$10.56	$11.83	$11.94
Total ReturnE,F	(4.57)%	6.54%	4.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.36%	.37%	.38%I
Expenses net of fee waivers, if any	.35%	.35%	.35%I
Expenses net of all reductions	.35%	.35%	.35%I
Net investment income (loss)	.80%	1.01%	1.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$111	$104
Portfolio turnover rateG	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.683 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Strategic Advisers Core Multi-Manager Fund Class F	19.1	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.0	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.6	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.1	19.4
	65.1	65.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	7.9
Strategic Advisers International Multi-Manager Fund Class F	20.1	19.9
	29.5	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.7
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.3
	5.4	5.6
Short-Term Funds
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	0.0	0.0
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.6%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Strategic Advisers® Multi-Manager 2060 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,270	$6,272
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,937	93,978
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,042	78,419
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,783	47,067
Strategic Advisers Value Multi-Manager Fund Class F (b)	7,075	93,886
TOTAL DOMESTIC EQUITY FUNDS
(Cost $339,947)		319,622

International Equity Funds - 29.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,468	46,146
Strategic Advisers International Multi-Manager Fund Class F (b)	9,028	98,771
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $159,455)		144,917

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	326	3,094
Fidelity Series Floating Rate High Income Fund Class F (b)	136	1,221
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	257	2,541
Fidelity Series Real Estate Income Fund Class F (b)	221	2,403
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	249	2,459
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,576	14,594
TOTAL BOND FUNDS
(Cost $28,151)		26,312

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27% (b)(c)	157	157
Fidelity Series Short-Term Credit Fund Class F (b)	8	78
TOTAL SHORT-TERM FUNDS
(Cost $235)		235
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $527,788)		491,086
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80)
NET ASSETS - 100%		$491,006

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%	$-	$157	$-	$-	$157
Fidelity Institutional Money Market Portfolio Class F 0.39%	2,833	1,984	4,816	5	-
Fidelity Series Commodity Strategy Fund Class F	3,000	4,221	435	-	6,272
Fidelity Series Emerging Markets Debt Fund Class F	1,834	1,425	128	154	3,094
Fidelity Series Floating Rate High Income Fund Class F	1,698	534	926	59	1,221
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	2,528	48	2	2,541
Fidelity Series Real Estate Income Fund Class F	1,667	923	126	98	2,403
Fidelity Series Short-Term Credit Fund Class F	2,138	546	2,596	16	78
Strategic Advisers Core Income Multi-Manager Fund Class F	1,761	4,718	4,013	67	2,459
Strategic Advisers Core Multi-Manager Fund Class F	67,406	38,200	5,788	692	93,978
Strategic Advisers Emerging Markets Fund of Funds Class F	26,644	23,821	462	550	46,146
Strategic Advisers Growth Multi-Manager Fund Class F	56,172	30,193	4,077	318	78,419
Strategic Advisers Income Opportunities Fund of Funds Class F	11,441	5,852	1,376	709	14,594
Strategic Advisers International Multi-Manager Fund Class F	69,318	38,740	1,996	1,071	98,771
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	34,035	21,151	2,219	-	47,067
Strategic Advisers Value Multi-Manager Fund Class F	67,663	35,336	2,735	911	93,886
Total	$347,610	$210,329	$31,741	$4,652	$491,086

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $527,788) — See accompanying schedule		$491,086
Receivable for investments sold		1,924
Receivable for fund shares sold		1,804
Receivable from investment adviser for expense reductions		24
Total assets		494,838
Liabilities
Payable for investments purchased	$3,750
Distribution and service plan fees payable	20
Other affiliated payables	62
Total liabilities		3,832
Net Assets		$491,006
Net Assets consist of:
Paid in capital		$522,621
Accumulated undistributed net realized gain (loss) on investments		5,087
Net unrealized appreciation (depreciation) on investments		(36,702)
Net Assets		$491,006
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($290,451 ÷ 31,458 shares)		$9.23
Class L:
Net Asset Value, offering price and redemption price per share ($100,485 ÷ 10,880 shares)		$9.24
Class N:
Net Asset Value, offering price and redemption price per share ($100,070 ÷ 10,847 shares)		$9.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$4,652
Expenses
Transfer agent fees	$681
Distribution and service plan fees	253
Independent trustees' compensation	2
Total expenses before reductions	936
Expense reductions	(287)	649
Net investment income (loss)		4,003
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,435)
Capital gain distributions from underlying funds	15,637
Total net realized gain (loss)		14,202
Change in net unrealized appreciation (depreciation) on underlying funds		(33,708)
Net gain (loss)		(19,506)
Net increase (decrease) in net assets resulting from operations		$(15,503)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,003	$2,199
Net realized gain (loss)	14,202	16,491
Change in net unrealized appreciation (depreciation)	(33,708)	(2,994)
Net increase (decrease) in net assets resulting from operations	(15,503)	15,696
Distributions to shareholders from net investment income	(3,886)	(2,357)
Distributions to shareholders from net realized gain	(22,886)	(2,679)
Total distributions	(26,772)	(5,036)
Share transactions - net increase (decrease)	185,709	336,912
Total increase (decrease) in net assets	143,434	347,572
Net Assets
Beginning of period	347,572	–
End of period	$491,006	$347,572

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.08
Net realized and unrealized gain (loss)	(.52)	.42
Total from investment operations	(.42)	.50
Distributions from net investment income	(.09)	(.08)
Distributions from net realized gain	(.60)	(.09)
Total distributions	(.68)C	(.17)
Net asset value, end of period	$9.23	$10.33
Total ReturnD,E	(4.37)%	5.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.20%	.15%H
Expenses net of fee waivers, if any	.10%	.10%H
Expenses net of all reductions	.10%	.10%H
Net investment income (loss)	1.07%	1.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$290	$138
Portfolio turnover rateF	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund Class L

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.08
Net realized and unrealized gain (loss)	(.52)	.43
Total from investment operations	(.42)	.51
Distributions from net investment income	(.08)	(.08)
Distributions from net realized gain	(.60)	(.09)
Total distributions	(.68)	(.17)
Net asset value, end of period	$9.24	$10.34
Total ReturnC,D	(4.38)%	5.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%	.14%G
Expenses net of fee waivers, if any	.10%	.10%G
Expenses net of all reductions	.10%	.10%G
Net investment income (loss)	1.08%	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$100	$105
Portfolio turnover rateE	8%	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Multi-Manager 2060 Fund Class N

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.06
Net realized and unrealized gain (loss)	(.52)	.43
Total from investment operations	(.44)	.49
Distributions from net investment income	(.07)	(.07)
Distributions from net realized gain	(.60)	(.09)
Total distributions	(.66)C	(.16)
Net asset value, end of period	$9.23	$10.33
Total ReturnD,E	(4.57)%	4.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.38%H
Expenses net of fee waivers, if any	.35%	.35%H
Expenses net of all reductions	.35%	.35%H
Net investment income (loss)	.82%	.89%H
Supplemental Data
Net assets, end of period (000 omitted)	$100	$105
Portfolio turnover rateF	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated mutual funds and may also invest in unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In April 2016, the Board of Trustees approved a change in the name of Strategic Advisers Multi-Manager Target Date Funds to Fidelity Multi-Manager Target Date Funds effective on or about May 31, 2016.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$1,066,046	$ 5,168	$(39,298)	$(34,130)
Strategic Advisers Multi-Manager 2005 Fund	358,851	3,193	(17,188)	(13,995)
Strategic Advisers Multi-Manager 2010 Fund	826,985	5,295	(49,381)	(44,086)
Strategic Advisers Multi-Manager 2015 Fund	1,833,226	8,355	(128,376)	(120,021)
Strategic Advisers Multi-Manager 2020 Fund	4,727,015	18,060	(335,850)	(317,790)
Strategic Advisers Multi-Manager 2025 Fund	2,002,654	16,695	(123,648)	(106,953)
Strategic Advisers Multi-Manager 2030 Fund	1,569,592	22,275	(120,722)	(98,447)
Strategic Advisers Multi-Manager 2035 Fund	1,923,983	24,307	(152,082)	(127,775)
Strategic Advisers Multi-Manager 2040 Fund	1,030,986	8,953	(96,659)	(87,706)
Strategic Advisers Multi-Manager 2045 Fund	1,615,157	8,726	(148,875)	(140,149)
Strategic Advisers Multi-Manager 2050 Fund	1,463,465	13,110	(126,376)	(113,266)
Strategic Advisers Multi-Manager 2055 Fund	1,501,271	12,690	(137,254)	(124,564)
Strategic Advisers Multi-Manager 2060 Fund	529,353	2,455	(40,722)	(38,267)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$881	$–	$(34,130)
Strategic Advisers Multi-Manager 2005 Fund	820	–	(13,995)
Strategic Advisers Multi-Manager 2010 Fund	1,495	5,336	(44,086)
Strategic Advisers Multi-Manager 2015 Fund	3,895	1,752	(120,021)
Strategic Advisers Multi-Manager 2020 Fund	8,054	36,643	(317,790)
Strategic Advisers Multi-Manager 2025 Fund	2,722	16,943	(106,953)
Strategic Advisers Multi-Manager 2030 Fund	989	–	(98,447)
Strategic Advisers Multi-Manager 2035 Fund	713	21,516	(127,775)
Strategic Advisers Multi-Manager 2040 Fund	–	13,080	(87,706)
Strategic Advisers Multi-Manager 2045 Fund	250	17,853	(140,149)
Strategic Advisers Multi-Manager 2050 Fund	311	17,833	(113,266)
Strategic Advisers Multi-Manager 2055 Fund	–	18,662	(124,564)
Strategic Advisers Multi-Manager 2060 Fund	–	6,651	(38,267)

In addition, certain Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to March 31, 2016. Loss deferrals were as follows:

Capital losses
Strategic Advisers Multi-Manager Income Fund	$(5,515)
Strategic Advisers Multi-Manager 2005 Fund	(1,356)
Strategic Advisers Multi-Manager 2020 Fund	(6,580)
Strategic Advisers Multi-Manager 2025 Fund	(475)
Strategic Advisers Multi-Manager 2030 Fund	(11,853)

The tax character of distributions paid was as follows:

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$19,725	$19,894	$39,619
Strategic Advisers Multi-Manager 2005 Fund	6,232	9,413	15,645
Strategic Advisers Multi-Manager 2010 Fund	13,839	25,025	38,864
Strategic Advisers Multi-Manager 2015 Fund	34,902	60,539	95,441
Strategic Advisers Multi-Manager 2020 Fund	73,932	150,219	224,151
Strategic Advisers Multi-Manager 2025 Fund	23,436	61,118	84,554
Strategic Advisers Multi-Manager 2030 Fund	18,745	79,162	97,907
Strategic Advisers Multi-Manager 2035 Fund	17,566	73,720	91,286
Strategic Advisers Multi-Manager 2040 Fund	12,578	48,510	61,088
Strategic Advisers Multi-Manager 2045 Fund	18,132	65,593	83,725
Strategic Advisers Multi-Manager 2050 Fund	15,687	73,284	88,971
Strategic Advisers Multi-Manager 2055 Fund	15,440	65,316	80,756
Strategic Advisers Multi-Manager 2060 Fund	5,086	21,686	26,772

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$24,452	$12,460	$36,912
Strategic Advisers Multi-Manager 2005 Fund	8,238	8,766	17,004
Strategic Advisers Multi-Manager 2010 Fund	18,067	18,670	36,737
Strategic Advisers Multi-Manager 2015 Fund	37,370	37,054	74,424
Strategic Advisers Multi-Manager 2020 Fund	70,926	75,287	146,213
Strategic Advisers Multi-Manager 2025 Fund	24,627	28,241	52,868
Strategic Advisers Multi-Manager 2030 Fund	36,760	59,655	96,415
Strategic Advisers Multi-Manager 2035 Fund	28,855	39,214	68,069
Strategic Advisers Multi-Manager 2040 Fund	20,188	30,270	50,458
Strategic Advisers Multi-Manager 2045 Fund	23,956	33,830	57,786
Strategic Advisers Multi-Manager 2050 Fund	32,358	50,944	83,302
Strategic Advisers Multi-Manager 2055 Fund	25,133	37,378	62,511
Strategic Advisers Multi-Manager 2060 Fund	4,720	316	5,036

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	493,911	549,737
Strategic Advisers Multi-Manager 2005 Fund	201,322	173,149
Strategic Advisers Multi-Manager 2010 Fund	310,025	250,053
Strategic Advisers Multi-Manager 2015 Fund	720,982	687,414
Strategic Advisers Multi-Manager 2020 Fund	2,504,111	1,189,269
Strategic Advisers Multi-Manager 2025 Fund	1,114,897	262,361
Strategic Advisers Multi-Manager 2030 Fund	929,721	782,716
Strategic Advisers Multi-Manager 2035 Fund	962,944	248,451
Strategic Advisers Multi-Manager 2040 Fund	409,965	154,902
Strategic Advisers Multi-Manager 2045 Fund	748,038	311,342
Strategic Advisers Multi-Manager 2050 Fund	648,666	373,549
Strategic Advisers Multi-Manager 2055 Fund	589,238	185,432
Strategic Advisers Multi-Manager 2060 Fund	210,329	31,741

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 260	$ 260
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 263	$ 263
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 264	$ 264
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 265	$ 265
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 266	$ 266
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 268	$268
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 269	$269
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 269	$269
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 269	$269
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2060 Fund
Class N	.25%	$ 253	$ 253

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class Level Average Net Assets
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	$442.05
Class L	54.05
Class N	54.05
	$550
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	$86.06
Class L	98.09
Class N	97.09
	$281
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	$253.04
Class L	66.06
Class N	66.06
	$385
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	$1,272.08
Class L	86.08
Class N	86.08
	$1,444
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	$2,997.08
Class L	83.08
Class N	82.08
	$3,162
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	$1,412.11
Class L	98.09
Class N	97.09
	$1,607
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	$1,442.12
Class L	105.10
Class N	104.10
	$1,651
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	$1,936.16
Class L	112.10
Class N	112.10
	$2,160
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	$1,353.21
Class L	123.11
Class N	122.11
	$1,598
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	$2,297.20
Class L	113.10
Class N	112.10
	$2,522
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	$2,097.21
Class L	114.11
Class N	114.11
	$2,325
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	$2,450.25
Class L	115.11
Class N	114.11
	$2,679
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	$390.20
Class L	146.14
Class N	145.14
	$681

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	$92
Class L	.10%	-
Class N	.35%	-
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$241
Class L	.10%	-
Class N	.35%	-
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$770
Class L	.10%	5
Class N	.35%	5
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$732
Class L	.10%	15
Class N	.35%	14
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$1,176
Class L	.10%	5
Class N	.35%	5
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$1,138
Class L	.10%	7
Class N	.35%	6
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$1,481
Class L	.10%	7
Class N	.35%	7
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$198
Class L	.10%	45
Class N	.35%	44

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2016	2015
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$15,176	$14,998
Class L	1,685	1,859
Class N	1,438	1,595
Total	$18,299	$18,452
From net realized gain
Multi-Manager Income	$17,414	$14,916
Class L	1,957	1,774
Class N	1,949	1,770
Total	$21,320	$18,460
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$2,539	$2,027
Class L	1,625	1,777
Class N	1,352	1,513
Total	$5,516	$5,317
From net realized gain
Multi-Manager 2005	$3,986	$4,186
Class L	3,076	3,752
Class N	3,067	3,749
Total	$10,129	$11,687
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$8,965	$7,846
Class L	1,670	1,561
Class N	1,391	1,302
Total	$12,026	$10,709
From net realized gain
Multi-Manager 2010	$19,386	$18,444
Class L	3,731	3,793
Class N	3,721	3,791
Total	$26,838	$26,028
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$25,199	$18,693
Class L	1,661	1,401
Class N	1,394	1,144
Total	$28,254	$21,238
From net realized gain
Multi-Manager 2015	$59,222	$45,772
Class L	3,988	3,708
Class N	3,977	3,706
Total	$67,187	$53,186
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$58,011	$35,894
Class L	1,482	1,481
Class N	1,217	1,216
Total	$60,710	$38,591
From net realized gain
Multi-Manager 2020	$154,346	$99,121
Class L	4,554	4,252
Class N	4,541	4,249
Total	$163,441	$107,622
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$17,411	$10,083
Class L	1,267	1,359
Class N	986	1,099
Total	$19,664	$12,541
From net realized gain
Multi-Manager 2025	$54,834	$30,664
Class L	5,035	4,833
Class N	5,021	4,830
Total	$64,890	$40,327
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$11,967	$14,037
Class L	1,265	1,510
Class N	1,018	1,242
Total	$14,250	$16,789
From net realized gain
Multi-Manager 2030	$70,000	$65,089
Class L	6,838	7,271
Class N	6,819	7,266
Total	$83,657	$79,626
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$12,275	$9,243
Class L	1,013	1,298
Class N	803	1,027
Total	$14,091	$11,568
From net realized gain
Multi-Manager 2035	$64,720	$43,073
Class L	6,246	6,716
Class N	6,229	6,712
Total	$77,195	$56,501
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$6,618	$5,921
Class L	1,027	1,365
Class N	825	1,104
Total	$8,470	$8,390
From net realized gain
Multi-Manager 2040	$38,980	$28,197
Class L	6,862	6,938
Class N	6,776	6,933
Total	$52,618	$42,068
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$12,787	$7,562
Class L	1,031	1,297
Class N	822	1,037
Total	$14,640	$9,896
From net realized gain
Multi-Manager 2045	$57,849	$34,646
Class L	5,654	6,624
Class N	5,582	6,620
Total	$69,085	$47,890
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$10,018	$11,249
Class L	1,106	1,397
Class N	894	1,127
Total	$12,018	$13,773
From net realized gain
Multi-Manager 2050	$63,137	$55,103
Class L	6,937	7,215
Class N	6,879	7,211
Total	$76,953	$69,529
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$9,947	$8,422
Class L	1,008	1,321
Class N	800	1,054
Total	$11,755	$10,797
From net realized gain
Multi-Manager 2055	$55,964	$38,448
Class L	6,527	6,635
Class N	6,510	6,631
Total	$69,001	$51,714
Strategic Advisers Multi-Manager 2060 Fund(a)
From net investment income
Multi-Manager 2060	$2,311	$845
Class L	888	811
Class N	687	701
Total	$3,886	$2,357
From net realized gain
Multi-Manager 2060	$10,623	$917
Class L	6,135	881
Class N	6,128	881
Total	$22,886	$2,679

 (a) Distributions for 2015 are for the period August 5, 2014 (commencement of operations) to March 31, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2016	2015	2016	2015
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	11,399	22,399	$113,683	$233,312
Reinvestment of distributions	3,251	2,916	32,590	29,914
Shares redeemed	(20,904)	(4,341)	(201,844)	(44,814)
Net increase (decrease)	(6,254)	20,974	$(55,571)	$218,412
Class L
Reinvestment of distributions	363	354	$3,642	$3,633
Class N
Reinvestment of distributions	338	328	$3,387	$3,365
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	9,150	23	$93,793	$245
Reinvestment of distributions	645	595	6,525	6,213
Shares redeemed	(7,808)	–	(77,985)	–
Net increase (decrease)	1,987	618	$22,333	$6,458
Class L
Reinvestment of distributions	463	529	$4,701	$5,529
Class N
Reinvestment of distributions	435	504	$4,419	$5,262
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	10,422	22,695	$110,816	$247,555
Reinvestment of distributions	2,726	2,454	28,351	26,290
Shares redeemed	(7,541)	–	(79,222)	–
Net increase (decrease)	5,607	25,149	$59,945	$273,845
Class L
Reinvestment of distributions	519	499	$5,401	$5,354
Class N
Reinvestment of distributions	491	475	$5,112	$5,093
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	32,066	84,482	$343,602	$938,353
Reinvestment of distributions	7,990	5,937	84,421	64,465
Shares redeemed	(37,772)	(5,712)	(385,921)	(64,673)
Net increase (decrease)	2,284	84,707	$42,102	$938,145
Class L
Reinvestment of distributions	534	470	$5,649	$5,109
Class N
Reinvestment of distributions	507	447	$5,371	$4,850
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	156,312	155,423	$1,694,454	$1,750,691
Reinvestment of distributions	20,068	12,303	212,357	135,015
Shares redeemed	(52,653)	(20,182)	(560,374)	(222,743)
Net increase (decrease)	123,727	147,544	$1,346,437	$1,662,963
Class L
Reinvestment of distributions	567	522	$6,036	$5,733
Class N
Reinvestment of distributions	541	498	$5,758	$5,465
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	76,777	58,082	$829,793	$657,060
Reinvestment of distributions	6,677	3,637	72,245	40,747
Shares redeemed	(4,097)	(10,346)	(43,758)	(118,402)
Net increase (decrease)	79,357	51,373	$858,280	$579,405
Class L
Reinvestment of distributions	577	552	$6,302	$6,192
Class N
Reinvestment of distributions	550	529	$6,007	$5,929
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	74,942	51,840	$775,264	$597,602
Reinvestment of distributions	7,670	7,097	81,967	79,126
Shares redeemed	(64,261)	(22,269)	(693,594)	(261,022)
Net increase (decrease)	18,351	36,668	$163,637	$415,706
Class L
Reinvestment of distributions	761	787	$8,103	$8,781
Class N
Reinvestment of distributions	735	763	$7,837	$8,508
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	77,261	48,556	$824,537	$571,977
Reinvestment of distributions	6,983	4,562	76,995	52,316
Shares redeemed	(15,936)	(4,636)	(179,461)	(55,667)
Net increase (decrease)	68,308	48,482	$722,071	$568,626
Class L
Reinvestment of distributions	654	698	$7,259	$8,014
Class N
Reinvestment of distributions	633	674	$7,032	$7,739
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	30,701	28,047	$332,212	$332,625
Reinvestment of distributions	4,142	2,973	45,598	34,118
Shares redeemed	(11,151)	(10,311)	(119,612)	(123,539)
Net increase (decrease)	23,692	20,709	$258,198	$243,204
Class L
Reinvestment of distributions	713	723	$7,889	$8,303
Class N
Reinvestment of distributions	687	700	$7,601	$8,037
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	58,212	57,992	$630,540	$686,592
Reinvestment of distributions	6,357	3,654	70,636	42,208
Shares redeemed	(25,485)	(9,118)	(262,103)	(107,805)
Net increase (decrease)	39,084	52,528	$439,073	$620,995
Class L
Reinvestment of distributions	597	686	$6,685	$7,921
Class N
Reinvestment of distributions	572	662	$6,404	$7,657
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	52,504	33,556	$560,155	$397,173
Reinvestment of distributions	6,608	5,769	73,155	66,352
Shares redeemed	(31,341)	(8,996)	(346,681)	(106,119)
Net increase (decrease)	27,771	30,329	$286,629	$357,406
Class L
Reinvestment of distributions	727	748	$8,043	$8,612
Class N
Reinvestment of distributions	702	725	$7,773	$8,338
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	45,428	43,717	$496,282	$522,555
Reinvestment of distributions	5,889	4,023	65,911	46,870
Shares redeemed	(13,518)	(5,343)	(151,383)	(63,000)
Net increase (decrease)	37,799	42,397	$410,810	$506,425
Class L
Reinvestment of distributions	670	682	$7,535	$7,956
Class N
Reinvestment of distributions	649	659	$7,310	$7,685
Strategic Advisers Multi-Manager 2060 Fund(a)
Multi-Manager 2060
Shares sold	17,277	13,161	$163,354	$132,095
Reinvestment of distributions	1,332	174	12,934	1,762
Shares redeemed	(464)	(22)	(4,417)	(221)
Net increase (decrease)	18,145	13,313	$171,871	$133,636
Class L
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	713	167	7,023	1,693
Net increase (decrease)	713	10,167	$7,023	$101,693
Class N
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	691	156	6,815	1,583
Net increase (decrease)	691	10,156	$6,815	$101,583

 (a) Share transactions for 2015 are for period August 5, 2014 (commencement of operations) to March 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated
Strategic Advisers Multi-Manager Income Fund	31%
Strategic Advisers Multi-Manager 2005 Fund	94%
Strategic Advisers Multi-Manager 2010 Fund	42%
Strategic Advisers Multi-Manager 2015 Fund	19%
Strategic Advisers Multi-Manager 2025 Fund	18%
Strategic Advisers Multi-Manager 2030 Fund	23%
Strategic Advisers Multi-Manager 2035 Fund	19%
Strategic Advisers Multi-Manager 2040 Fund	36%
Strategic Advisers Multi-Manager 2045 Fund	23%
Strategic Advisers Multi-Manager 2050 Fund	25%
Strategic Advisers Multi-Manager 2055 Fund	25%
Strategic Advisers Multi-Manager 2060 Fund	61%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Boylston Street Trust and the Shareholders of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund, including the schedules of investments, as of March 31, 2016, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund as of March 31, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Except for Geoffrey A. von Kuhn, each of the Trustees oversees 240 funds. Mr. von Kuhn oversees 187 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$1,000.00	$1,023.50	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class L	.05%
Actual		$1,000.00	$1,024.40	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class N	.30%
Actual		$1,000.00	$1,023.20	$1.52
Hypothetical-C		$1,000.00	$1,023.50	$1.52
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.06%
Actual		$1,000.00	$1,029.60	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class L	.09%
Actual		$1,000.00	$1,029.30	$.46
Hypothetical-C		$1,000.00	$1,024.55	$.46
Class N	.34%
Actual		$1,000.00	$1,027.40	$1.72
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.04%
Actual		$1,000.00	$1,031.80	$.20
Hypothetical-C		$1,000.00	$1,024.80	$.20
Class L	.06%
Actual		$1,000.00	$1,031.70	$.30
Hypothetical-C		$1,000.00	$1,024.70	$.30
Class N	.31%
Actual		$1,000.00	$1,030.80	$1.57
Hypothetical-C		$1,000.00	$1,023.45	$1.57
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$1,033.90	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class L	.08%
Actual		$1,000.00	$1,034.90	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class N	.33%
Actual		$1,000.00	$1,033.00	$1.68
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$1,036.40	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class L	.08%
Actual		$1,000.00	$1,036.30	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class N	.33%
Actual		$1,000.00	$1,034.30	$1.68
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$1,037.60	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.09%
Actual		$1,000.00	$1,037.40	$.46
Hypothetical-C		$1,000.00	$1,024.55	$.46
Class N	.34%
Actual		$1,000.00	$1,035.40	$1.73
Hypothetical-C		$1,000.00	$1,023.30	$1.72
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$1,040.40	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,040.60	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,038.60	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$1,040.40	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,041.30	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,039.30	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$1,041.30	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,041.20	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,039.30	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$1,040.80	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,041.60	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,039.60	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$1,041.20	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,041.20	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,039.20	$1.78
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$1,041.50	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,040.40	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,040.40	$1.79
Hypothetical-C		$1,000.00	$1,023.25	$1.77
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$1,040.30	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class L	.10%
Actual		$1,000.00	$1,040.30	$.51
Hypothetical-C		$1,000.00	$1,024.50	$.51
Class N	.35%
Actual		$1,000.00	$1,041.20	$1.79
Hypothetical-C		$1,000.00	$1,023.25	$1.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Strategic Advisers Multi-Manager Income Fund	05/16/2016	05/13/2016	$0.006	$0.000
Strategic Advisers Multi-Manager 2005 Fund	05/16/2016	05/13/2016	$0.029	$0.000
Strategic Advisers Multi-Manager 2010 Fund	05/16/2016	05/13/2016	$0.022	$0.070
Strategic Advisers Multi-Manager 2015 Fund	05/16/2016	05/13/2016	$0.027	$0.011
Strategic Advisers Multi-Manager 2020 Fund	05/16/2016	05/13/2016	$0.021	$0.087
Strategic Advisers Multi-Manager 2025 Fund	05/16/2016	05/13/2016	$0.018	$0.098
Strategic Advisers Multi-Manager 2030 Fund	05/16/2016	05/13/2016	$0.009	$0.000
Strategic Advisers Multi-Manager 2035 Fund	05/16/2016	05/13/2016	$0.003	$0.131
Strategic Advisers Multi-Manager 2040 Fund	05/16/2016	05/13/2016	$0.000	$0.146
Strategic Advisers Multi-Manager 2045 Fund	05/16/2016	05/13/2016	$0.000	$0.130
Strategic Advisers Multi-Manager 2050 Fund	05/16/2016	05/13/2016	$0.003	$0.145
Strategic Advisers Multi-Manager 2055 Fund	05/16/2016	05/13/2016	$0.000	$0.156
Strategic Advisers Multi-Manager 2060 Fund	05/16/2016	05/13/2016	$0.000	$0.130

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Strategic Advisers Multi-Manager Income Fund	$5,683
Strategic Advisers Multi-Manager 2005 Fund	$3,084
Strategic Advisers Multi-Manager 2010 Fund	$12,924
Strategic Advisers Multi-Manager 2015 Fund	$17,735
Strategic Advisers Multi-Manager 2020 Fund	$98,674
Strategic Advisers Multi-Manager 2025 Fund	$39,949
Strategic Advisers Multi-Manager 2030 Fund	$28,163
Strategic Advisers Multi-Manager 2035 Fund	$49,884
Strategic Advisers Multi-Manager 2040 Fund	$31,096
Strategic Advisers Multi-Manager 2045 Fund	$45,944
Strategic Advisers Multi-Manager 2050 Fund	$40,743
Strategic Advisers Multi-Manager 2055 Fund	$43,292
Strategic Advisers Multi-Manager 2060 Fund	$14,418

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Strategic Advisers Multi-Manager Income Fund	4.79%
Strategic Advisers Multi-Manager 2005 Fund	3.45%
Strategic Advisers Multi-Manager 2010 Fund	3.08%
Strategic Advisers Multi-Manager 2015 Fund	2.46%
Strategic Advisers Multi-Manager 2020 Fund	1.93%
Strategic Advisers Multi-Manager 2025 Fund	1.47%
Strategic Advisers Multi-Manager 2030 Fund	0.60%
Strategic Advisers Multi-Manager 2035 Fund	0.08%
Strategic Advisers Multi-Manager 2040 Fund	0.07%
Strategic Advisers Multi-Manager 2045 Fund	0.07%
Strategic Advisers Multi-Manager 2050 Fund	0.07%
Strategic Advisers Multi-Manager 2055 Fund	0.07%
Strategic Advisers Multi-Manager 2060 Fund	0.08%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Strategic Advisers Multi-Manager Income Fund
May 2015	9%
June 2015	11%
July 2015	11%
August 2015	11%
September 2015	11%
October 2015	11%
November 2015	11%
December 2015	11%
February 2016	0%
March 2016	0%
Strategic Advisers Multi-Manager 2005 Fund
May 2015	1%
December 2015	16%
Strategic Advisers Multi-Manager 2010 Fund
May 2015	1%
December 2015	19%
Strategic Advisers Multi-Manager 2015 Fund
May 2015	1%
December 2015	23%
Strategic Advisers Multi-Manager 2020 Fund
May 2015	2%
December 2015	25%
Strategic Advisers Multi-Manager 2025 Fund
May 2015	4%
December 2015	29%
Strategic Advisers Multi-Manager 2030 Fund
May 2015	20%
December 2015	37%
Strategic Advisers Multi-Manager 2035 Fund
May 2015	0%
December 2015	43%
Strategic Advisers Multi-Manager 2040 Fund
May 2015	4%
December 2015	41%
Strategic Advisers Multi-Manager 2045 Fund
May 2015	12%
December 2015	42%
Strategic Advisers Multi-Manager 2050 Fund
May 2015	20%
December 2015	43%
Strategic Advisers Multi-Manager 2055 Fund
May 2015	0%
December 2015	41%
Strategic Advisers Multi-Manager 2060 Fund
May 2015	0%
December 2015	44%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Strategic Advisers Multi-Manager Income Fund
May 2015	15%
June 2015	19%
July 2015	19%
August 2015	19%
September 2015	19%
October 2015	19%
November 2015	19%
December 2015	19%
February 2016	0%
March 2016	0%
Strategic Advisers Multi-Manager 2005 Fund
May 2015	2%
December 2015	28%
Strategic Advisers Multi-Manager 2010 Fund
May 2015	2%
December 2015	32%
Strategic Advisers Multi-Manager 2015 Fund
May 2015	3%
December 2015	39%
Strategic Advisers Multi-Manager 2020 Fund
May 2015	4%
December 2015	44%
Strategic Advisers Multi-Manager 2025 Fund
May 2015	7%
December 2015	52%
Strategic Advisers Multi-Manager 2030 Fund
May 2015	34%
December 2015	61%
Strategic Advisers Multi-Manager 2035 Fund
May 2015	0%
December 2015	76%
Strategic Advisers Multi-Manager 2040 Fund
May 2015	7%
December 2015	71%
Strategic Advisers Multi-Manager 2045 Fund
May 2015	22%
December 2015	75%
Strategic Advisers Multi-Manager 2050 Fund
May 2015	34%
December 2015	74%
Strategic Advisers Multi-Manager 2055 Fund
May 2015	0%
December 2015	73%
Strategic Advisers Multi-Manager 2060 Fund
May 2015	0%
December 2015	76%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Strategic Advisers Multi-Manager Income Fund	12/31/2015	$0.0164	$0.0019
Strategic Advisers Multi-Manager 2005 Fund	12/31/2015	$0.0271	$0.0029
Strategic Advisers Multi-Manager 2010 Fund	12/31/2015	$0.0348	$0.0037
Strategic Advisers Multi-Manager 2015 Fund	12/31/2015	$0.0415	$0.0044
Strategic Advisers Multi-Manager 2020 Fund	12/31/2015	$0.0429	$0.0049
Strategic Advisers Multi-Manager 2025 Fund	12/31/2015	$0.0470	$0.0054
Strategic Advisers Multi-Manager 2030 Fund	12/31/2015	$0.0643	$0.0064
Strategic Advisers Multi-Manager 2035 Fund	12/31/2015	$0.0663	$0.0073
Strategic Advisers Multi-Manager 2040 Fund	12/31/2015	$0.0681	$0.0072
Strategic Advisers Multi-Manager 2045 Fund	12/31/2015	$0.0658	$0.0073
Strategic Advisers Multi-Manager 2050 Fund	12/31/2015	$0.0711	$0.0074
Strategic Advisers Multi-Manager 2055 Fund	12/31/2015	$0.0682	$0.0073

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on January 15, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
John Engler
Affirmative	6,221,741.96	91.269
Withheld	595,205.12	8.731
TOTAL	6,816,947.08	100.000
Albert R. Gamper, Jr.
Affirmative	6,221,741.96	91.269
Withheld	595,205.12	8.731
TOTAL	6,816,947.08	100.000
Robert F. Gartland
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
Abigail P. Johnson
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
Arthur E. Johnson
Affirmative	6,207,439.24	91.059
Withheld	609,507.84	8.941
TOTAL	6,816,947.08	100.000
Michael E. Kenneally
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
James H. Keyes
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
Marie L. Knowles
Affirmative	6,207,439.24	91.059
Withheld	609,507.84	8.941
TOTAL	6,816,947.08	100.000
Geoffrey A. von Kuhn
Affirmative	6,222,998.73	91.288
Withheld	593,948.35	8.712
TOTAL	6,816,947.08	100.000
Proposal 1 reflects trust wide proposal and voting results.

OLF-ANN-0516
1.954274.103

Item 2.

Code of Ethics

As of the end of the period, March 31, 2016, Fidelity Boylston Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund  (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Multi-Manager Income Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2005 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2010 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2015 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2020 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2025 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2030 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2035 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2040 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2045 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2050 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2055 Fund	$21,000	$-	$5,000	$600
Strategic Advisers Multi-Manager 2060 Fund	$21,000	$-	$5,000	$600

March 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Multi-Manager Income Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2005 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2010 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2015 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2020 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2025 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2030 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2035 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2040 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2045 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2050 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2055 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2060 Fund	$14,000	$-	$4,700	$400

A Amounts may reflect rounding.

B  Strategic Advisers Multi-Manager 2060 Fund commenced operations on August 5, 2014.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2016A	March 31, 2015A,B
Audit-Related Fees	$40,000	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$220,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Multi-Manager 2060 Fund’s commencement operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2016 A	March 31, 2015 A,B
Deloitte Entities	$170,000	$1,435,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Multi-Manager 2060 Fund’s commencement operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2016